UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02753

SBL FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

(Address of principal executive offices) (Zip code)

RICHARD M. GOLDMAN, PRESIDENT

SBL FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

SBL Fund Semi-Annual Report June 30, 2009

•        Series A (Equity Series)

•        Series B (Large Cap Value Series)

•        Series C (Money Market Series)

•        Series D (Global Series)

•        Series E (U.S. Intermediate Bond Series)

•        Series H (Enhanced Index Series)

•        Series J (Mid Cap Growth Series)

•        Series N (Managed Asset Allocation Series)

•        Series O (All Cap Value Series)

•        Series P (High Yield Series)

•        Series Q (Small Cap Value Series)

•        Series V (Mid Cap Value Series)

•        Series X (Small Cap Growth Series)

•        Series Y (Select 25 Series)

•        Series Z (Alpha Opportunity Series)

SBL Fund

June 30, 2009

Semi-Annual Report

(unaudited)

Chairman’s Letter

June 30, 2009

To Our Shareholders:

Richard M. Goldman

Chairman of the Board

The S&P 500 gained 3% during the six-month period ended June 30, 2009, a level that would suggest market conditions not out of the ordinary. What the figure does not portray is the deep decline to a March 9, 2009 low that would mark the second most severe drop in history, and the subsequent rally despite the massive amount of fear and uncertainty among all market participants.

The Dow Jones Industrial Average (DJIA) witnessed a crushing 53% loss from over 14,000 in October 2007 to less than 6,600, exceeded only by the 86% decline in 1932. Since the March low, the DJIA has gained 30%, the S&P 500 37%, and the NASDAQ nearly 42% in just over three months. These rebounds came after a drop of 24% in both the Dow and S&P 500, and a 13% loss in the NASDAQ from the beginning of the year until mid-March. With the detailed background of the first half of 2009, it is obvious that this was no ordinary period.

At the beginning of 2009, credit markets were not functioning properly, were not liquid, and credit spreads were near historic levels. Since then, we have seen a tremendous improvement in the credit markets during the first six months of the year.

There are at least early signs that the worst of the economic and market collapses are behind us. Despite an extremely weak and fragile economic environment throughout the first six months of 2009, interest rates have stabilized. The Treasury yield curve has steepened which is a signal from the fixed income markets that economic growth will improve in six to nine months. Also encouraging is the healthy issuance of fixed income debt taking place while credit spreads actually tightened, an indication that fixed income markets are returning to normalcy and risk appetite is improving among investors.

The last Federal Reserve statement of the period reinforced that they will keep rates low for an extended period while acknowledging that the pace of economic contraction is slowing. The six months included a record budget and deficit proposal by the new Obama Administration and the implementation of Treasury Secretary Geithner’s plan for troubled banks and toxic assets.

At the corporate level, there appears to be a deep analysis of necessary business rationalization in the early stages, which may fundamentally change how organizations operate and should eventually support an economic recovery.

A sustainable long-term recovery will be dependent upon the health of consumers and their job prospects. Given that the consumer comprises nearly 70% of U.S. Gross Domestic Product, consumer spending is critical to a transition from an economic recession to a recovery. During the recession, consumers have cut back on spending and increased savings. A pivotal question is whether this trend is a short-term reaction to current economic conditions and consumers will at some point resume their spendthrift ways, or whether this is a more permanent paradigm shift. With the unemployment rate at 9.5% and heading higher, it appears unlikely that the U.S. economy will enjoy a meaningful rebound in consumer spending anytime soon, making any recovery slower and more muted than is typical.

As the year progresses, we expect a gradual improvement in economic conditions and will continue to manage our SBL Funds in our traditionally disciplined manner. Thank you for the trust you have placed in us and investing in the SBL Funds.

Sincerely,

Richard M. Goldman
President and Chairman, SBL Fund

The funds are distributed by Security Distributors, Inc. (SDI). Security Global InvestorsSM is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex Investments is the primary business name for PADCO Advisors, Inc. and PADCO Advisors II, Inc. SGI and SDI are affiliates and are all subsidiaries of Security Benefit.

Series A

EQUITY SERIES

Series A
Performance Summary	(Equity Series	)
June 30, 2009	(unaudited	)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series A (Equity Series) on June 30, 1999 and reflects the fees and expenses of Series A. The S&P 500 Index is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

Average Annual Returns

Periods Ended 6-30-09[1]	1 Year	5 Years	10 Years
Series A	(27.64%)	(4.89%)	(5.35%)

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	12.43%
Consumer Staples	9.65
Energy	11.69
Financials	9.60
Health Care	8.03
Industrials	18.50
Information Technology	19.82
Materials	3.60
Telecommunication Services	0.51
Utilities	2.38
Repurchase Agreement	2.09
Cash & Other Assets, Less Liabilities	1.70

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Performance Summary	Series A
June 30, 2009 (unaudited)	(Equity Series	)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009[1]	Expenses Paid During Period[2]
Series A (Equity Series)
Actual	$1,000.00	$1,057.22	$4.74
Hypothetical	1,000.00	1,020.18	4.66

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2009 to June 30, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2009 to June 30, 2009 was 5.72%.

[2]

Expenses are equal to the Series annualized expense ratio of 0.93%, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series A
June 30, 2009 (unaudited)	(Equity Series	)

	Shares	Value
COMMON STOCKS - 96.2%
Advertising - 1.6%
Omnicom Group, Inc.	81,000	$2,557,980

Aerospace & Defense - 5.8%
Goodrich Corporation	51,260	2,561,462
Honeywell International, Inc.	78,565	2,466,941
ITT Corporation	49,590	2,206,755
United Technologies Corporation	39,400	2,047,224

		9,282,382

Air Freight & Logistics - 1.8%
FedEx Corporation	51,300	2,853,306

Broadcasting - 0.2%
CBS Corporation	49,700	345,415

Building Products - 1.0%
USG Corporation *	161,000	1,621,270

Coal & Consumable Fuels - 1.5%
Peabody Energy Corporation	77,850	2,347,956

Communications Equipment - 2.2%
Qualcomm, Inc.	78,465	3,546,618

Computer Hardware - 3.3%
Apple, Inc. *	23,110	3,291,556
Hewlett-Packard Company	47,900	1,851,335

		5,142,891

Construction Materials - 0.2%
Vulcan Materials Company	7,900	340,490

Consumer Finance - 0.2%
First Marblehead Corporation *	161,243	325,711

Data Processing & Outsourced Services - 2.4%
Western Union Company	231,100	3,790,040

Department Stores - 3.0%
JC Penney Company, Inc.	83,900	2,408,769
Kohl’s Corporation *	55,550	2,374,763

		4,783,532

Diversified Banks - 2.0%
U.S. Bancorp	85,875	1,538,880
Wells Fargo & Company	66,564	1,614,843

		3,153,723

Diversified Chemicals - 0.5%
Dow Chemical Company	52,500	847,350

Drug Retail - 3.4%
CVS Caremark Corporation	170,730	5,441,165

Electric Utilities - 1.7%
American Electric Power Company, Inc.	648	18,721
Edison International	86,300	2,714,998

		2,733,719

Electrical Components & Equipment - 1.6%
Emerson Electric Company	77,560	2,512,944

Electronic Components - 1.4%
Corning, Inc.	137,330	2,205,520

Electronic Manufacturing Services - 1.0%
Tyco Electronics, Ltd. *	85,200	1,583,868

Fertilizers & Agricultural Chemicals - 1.3%
Monsanto Company	29,025	2,157,719

Footwear - 1.0%
Nike, Inc. (Cl.B)	31,100	1,610,358

General Merchandise Stores - 1.5%
Target Corporation	60,200	2,376,094

Health Care Equipment - 2.0%
Covidien plc	35,900	1,344,096
Hospira, Inc. *	48,400	1,864,368

		3,208,464

Health Care Services - 1.1%
Medco Health Solutions, Inc. *	39,700	1,810,717

Home Entertainment Software - 1.9%
Activision Blizzard, Inc. *	245,880	3,105,464

Home Improvement Retail - 1.4%
Lowe’s Companies, Inc.	117,500	2,280,675

Hypermarkets & Super Centers - 2.7%
Costco Wholesale Corporation	45,100	2,061,070
Wal-Mart Stores, Inc.	47,800	2,315,432

		4,376,502

Independent Power Producers & Energy Traders - 0.7%
NRG Energy, Inc. *	41,600	1,079,936

Industrial Conglomerates - 2.5%
General Electric Company	143,400	1,680,648
McDermott International, Inc. *	117,000	2,376,270

		4,056,918

Industrial Gases - 1.6%
Air Products & Chemicals, Inc.	37,580	2,427,292

Industrial Machinery - 1.0%
Parker Hannifin Corporation	38,100	1,636,776

Insurance Brokers - 0.8%
AON Corporation	33,100	1,253,497

Integrated Oil & Gas - 3.7%
Chevron Corporation	31,700	2,100,125
ConocoPhillips	15,200	639,312
Exxon Mobil Corporation	48,400	3,383,644

		6,123,081

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series A
June 30, 2009 (unaudited)	(Equity Series)

	Shares	Value
COMMON STOCKS - 96.2% (continued)
Integrated Telecommunication Services - 0.5%
Windstream Corporation	98,200	$820,952

Internet Software & Services - 2.2%
Google, Inc. *	8,515	3,589,839

Investment Banking & Brokerage - 1.6%
Goldman Sachs Group, Inc.	17,940	2,645,074

IT Consulting & Other Services - 2.0%
Cognizant Technology Solutions Corporation *	117,520	3,137,784

Managed Health Care - 0.8%
Aetna, Inc.	49,600	1,242,480

Movies & Entertainment - 1.0%
Time Warner, Inc.	65,400	1,647,426

Oil & Gas Drilling - 2.0%
Transocean, Ltd. *	43,100	3,201,899

Oil & Gas Equipment & Services - 1.0%
Halliburton Company	74,200	1,535,940

Oil & Gas Exploration & Production - 2.5%
Chesapeake Energy Corporation	64,200	1,273,086
XTO Energy, Inc.	71,760	2,736,926

		4,010,012

Oil & Gas Storage & Transportation - 1.0%
Williams Companies, Inc.	99,500	1,553,195

Other Diversified Financial Services - 2.6%
JPMorgan Chase & Company	124,856	4,258,837

Pharmaceuticals - 4.1%
Pfizer, Inc.	137,150	2,057,250
Schering-Plough Corporation	57,700	1,449,424
Teva Pharmaceutical Industries, Ltd. ADR	63,235	3,120,015

		6,626,689

Property & Casualty Insurance - 2.4%
Berkshire Hathaway, Inc. *	42	3,780,000

Railroads - 3.7%
Burlington Northern Santa Fe Corporation	41,375	3,042,718
Union Pacific Corporation	56,100	2,920,566

		5,963,284

Research & Consulting Services - 1.1%
Equifax, Inc.	67,900	1,772,190

Restaurants - 2.7%
Darden Restaurants, Inc.	54,180	1,786,856
Starbucks Corporation *	184,300	2,559,927

		4,346,783

Semiconductors - 2.0%
Intel Corporation	195,050	3,228,078

Soft Drinks - 2.2%
PepsiCo, Inc.	63,810	3,506,998

Systems Software - 1.5%
Microsoft Corporation	104,550	2,485,154

Tobacco - 1.3%
Altria Group, Inc.	50,500	827,695
Philip Morris International, Inc.	30,500	1,330,410

		2,158,105

TOTAL COMMON STOCKS (cost $179,905,783)		$154,430,092

	Principal Amount	Value
REPURCHASE AGREEMENT - 2.1%
UMB Financial Corp, 0.07%, dated 6/30/09, matures 7/1/09; repurchase amount $3,348,007 (Collateralized by FNMA, 4.00%, 4/15/10 with a value of $3,414,986)	$3,348,000	$3,348,000

TOTAL REPURCHASE AGREEMENT (cost $3,348,000)		$3,348,000

Total Investments - 98.3% (cost $183,253,783)		$157,778,092
Cash & Other Assets, Less Liabilities - 1.7%		2,731,608

Total Net Assets - 100.0%		$160,509,700

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $184,943,891.

*	Non-income producing security

The accompanying notes are an integral part of the financial statements

Series A
(Equity Series)

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments, at value*	$157,778,092
Cash	2,482,893
Receivables:
Fund shares sold	144,849
Securities sold	2,980,110
Dividends	220,276
Prepaid expenses	2,731

Total assets	163,608,951

Liabilities:
Payable for:
Fund shares redeemed	81,632
Securities purchased	2,810,879
Management fees	101,896
Administration fees	13,028
Transfer agent/maintenance fees	2,083
Custodian fees	391
Directors’ fees	9,691
Professional fees	31,589
Other fees	48,062

Total liabilities	3,099,251

Net assets	$160,509,700

Net assets consist of:
Paid in capital	$239,542,425
Undistributed net investment income	2,373,162
Accumulated net realized loss on sale of investments	(55,930,196)
Net unrealized depreciation in value of investments	(25,475,691)

Net assets	$160,509,700

Capital shares authorized	unlimited
Capital shares outstanding	9,873,224
Net asset value per share (net assets divided by shares outstanding)	$16.26

* Investments, at cost	$183,253,783

Statement of Operations

For Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends	$1,424,113
Interest	3,111

Total investment income	1,427,224

Expenses:
Management fees	577,829
Administration fees	73,317
Transfer agent/maintenance fees	12,652
Custodian fees	3,312
Directors’ fees	9,833
Professional fees	19,288
Reports to shareholders	17,643
Other	5,898

Total expenses	719,772

Net investment income	707,452

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(26,452,122)
Options written	7,098

Net realized loss	(26,445,024)

Net unrealized appreciation (depreciation) during the period on:
Investments	33,738,564

Net unrealized appreciation	33,738,564

Net realized and unrealized gain	7,293,540

Net increase in net assets resulting from operations	$8,000,992

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Series A
(Equity Series)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from operations:
Net investment income	$707,452	$1,665,710
Net realized loss during the period on investments	(26,445,024)	(21,709,270)
Net unrealized appreciation (depreciation) during the period on investments	33,738,564	(85,457,350)

Net increase (decrease) in net assets resulting from operations	8,000,992	(105,500,910)

Capital share transactions:
Proceeds from sale of shares	11,016,663	24,426,853
Cost of shares redeemed	(23,616,839)	(82,812,481)

Net decrease from capital share transactions	(12,600,176)	(58,385,628)

Net decrease in net assets	(4,599,184)	(163,886,538)

Net assets:
Beginning of period	165,108,884	328,995,422

End of period	$160,509,700	$165,108,884

Undistributed net investment income at end of period	$2,373,162	$1,665,710

Capital share activity:
Shares sold	752,974	1,174,494
Shares redeemed	(1,615,887)	(3,831,105)

Total capital share activity	(862,913)	(2,656,611)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series A
Selected data for each share of capital stock outstanding throughout each period	(Equity Series	)

	Six Months Ended June 30, 2009[a]	2008	2007	2006	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$15.38	$24.57	$25.83	$22.88	$21.93	$20.37

Income (loss) from investment operations:
Net investment income[b]	0.07	0.14	0.14	0.11	0.16	0.18
Net gain (loss) on securities (realized and unrealized)	0.81	(9.33)	(1.40)	2.84	0.79	1.40

Total from investment operations	0.88	(9.19)	(1.26)	2.95	0.95	1.58

Less distributions:
Dividends from net investment income	—	—	—	—	—	(0.02)

Total distributions	—	—	—	—	—	(0.02)

Net asset value, end of period	$16.26	$15.38	$24.57	$25.83	$22.88	$21.93

Total Return[c]	5.72%	(37.40%)	(4.88%)	12.89%	4.33%	7.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$160,510	$165,109	$328,995	$441,788	$466,931	$530,096

Ratios to average net assets:
Net investment income	0.92%	0.66%	0.52%	0.33%	0.55%	0.81%
Total expenses[d]	0.93%	0.90%	0.89%	0.90%	0.89%	0.87%
Net expenses[e]	0.93%	0.90%	0.89%	0.90%	0.89%	0.87%

Portfolio turnover rate	77%	142%[f]	14%	26%	37%	27%

[a]	Unaudited figures for the six months ended June 30, 2009. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[f]	Significant variation in the portfolio turnover rate is due to Investment Manager’s appointment of new portfolio manager for the Series.

The accompanying notes are an integral part of the financial statements

Series B

LARGE CAP VALUE SERIES

Series B
Performance Summary	(Large Cap Value Series	)
June 30, 2009	(unaudited	)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series B (Large Cap Value Series) on June 30, 1999 and reflects the fees and expenses of Series B. The Russell 1000 Value Index is an unmanaged index representing the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Returns

Period Ended 6-30-09[1]	1 Year	5 Years	10 Years
Series B	(26.28%)	0.21%	(2.36%)

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	9.50%
Consumer Staples	10.62
Energy	13.34
Financials	12.45
Health Care	9.94
Industrials	22.20
Information Technology	9.48
Materials	1.61
Telecommunication Services	1.14
Utilities	5.08
Exchange Traded Funds	0.97
Commercial Paper	1.64
Cash & Other Assets, Less Liabilities	2.03

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Performance Summary	Series B
June 30, 2009 (unaudited)	(Large Cap Value Series	)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009[1]	Expenses Paid During Period[2]
Series B (Large Cap Value Series)
Actual	$1,000.00	$1,040.46	$4.15
Hypothetical	1,000.00	1,020.73	4.11

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2009 to June 30, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2009 to June 30, 2009 was 4.05%.

[2]

Expenses are equal to the Series annualized expense ratio of 0.82%, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series B
June 30, 2009 (unaudited)	(Large Cap Value Series)

	Shares	Value
COMMON STOCKS - 96.4%
Aerospace & Defense - 2.7%
United Technologies Corporation	127,200	$6,609,312

Air Freight & Logistics - 3.6%
FedEx Corporation	158,143	8,795,914

Broadcasting - 0.9%
CBS Corporation (Cl.B)	328,600	2,273,912

Building Products - 2.0%
USG Corporation *	483,300	4,866,831

Computer Hardware - 2.4%
Hewlett-Packard Company	154,600	5,975,290

Construction Materials - 0.4%
Vulcan Materials Company	25,400	1,094,740

Consumer Finance - 0.4%
First Marblehead Corporation *	494,261	998,407

Data Processing & Outsourced Services - 5.0%
Western Union Company	737,500	12,095,000

Department Stores - 3.2%
JC Penney Company, Inc.	263,700	7,570,827

Diversified Banks - 4.4%
U.S. Bancorp	277,806	4,978,284
Wells Fargo & Company	242,405	5,880,745

		10,859,029

Diversified Chemicals - 1.2%
Dow Chemical Company	176,400	2,847,096

Drug Retail - 2.4%
CVS Caremark Corporation	186,200	5,934,194

Electric Utilities - 3.7%
American Electric Power Company, Inc.	2,087	60,293
Edison International	282,400	8,884,304

		8,944,597

Electronic Manufacturing Services - 2.1%
Tyco Electronics, Ltd. *	273,950	5,092,731

Exchange Traded Funds - 1.0%
iShares Russell 1000 Value Index Fund	49,500	2,356,200

Health Care Equipment - 4.0%
Covidien plc	101,650	3,805,776
Hospira, Inc. *	156,200	6,016,824

		9,822,600

Health Care Services - 2.4%
Medco Health Solutions, Inc. *	128,200	5,847,202

Home Improvement Retail - 3.0%
Lowe’s Companies, Inc.	379,500	7,366,095

Hypermarkets & Super Centers - 5.7%
Costco Wholesale Corporation	142,700	6,521,390
Wal-Mart Stores, Inc.	154,500	7,483,980

		14,005,370

Independent Power Producers & Energy Traders - 1.4%
NRG Energy, Inc. *	133,500	3,465,660

Industrial Conglomerates - 5.6%
General Electric Company	429,400	5,032,568
McDermott International, Inc. *	414,900	8,426,618

		13,459,186

Industrial Machinery - 2.2%
Parker Hannifin Corporation	125,700	5,400,072

Insurance Brokers - 1.7%
AON Corporation	106,900	4,048,303

Integrated Oil & Gas - 7.7%
Chevron Corporation	98,600	6,532,250
ConocoPhillips	41,200	1,732,872
Exxon Mobil Corporation	151,700	10,605,347

		18,870,469

Integrated Telecommunication Services - 1.1%
Windstream Corporation	331,932	2,774,952

Managed Health Care - 1.6%
Aetna, Inc.	158,000	3,957,900

Movies & Entertainment - 2.4%
Time Warner, Inc.	237,533	5,983,456

Oil & Gas Equipment & Services - 2.1%
Halliburton Company	244,000	5,050,800

Oil & Gas Exploration & Production - 1.6%
Chesapeake Energy Corporation	201,000	3,985,830

Oil & Gas Storage & Transportation - 1.9%
Williams Companies, Inc.	300,700	4,693,927

Other Diversified Financial Services - 1.0%
JPMorgan Chase & Company	69,469	2,369,588

Pharmaceuticals - 1.9%
Schering-Plough Corporation	185,000	4,647,200

Property & Casualty Insurance - 5.0%
Berkshire Hathaway, Inc. *	135	12,150,000

Railroads - 3.9%
Union Pacific Corporation	181,000	9,422,860

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series B
June 30, 2009 (unaudited)	(Large Cap Value Series)

	Shares	Value
COMMON STOCKS - 96.4% (continued)
Research & Consulting Services - 2.3%
Equifax, Inc.	218,000	$5,689,800

Tobacco - 2.5%
Altria Group, Inc.	108,000	1,770,120
Philip Morris International, Inc.	97,100	4,235,502

		6,005,622

TOTAL COMMON STOCKS (cost $286,881,266)		$235,330,972

	Principal Amount	Value
COMMERCIAL PAPER - 1.6%
Diversified Manufacturing - 1.6%
General Electric Company
0.11%, 07/09/2009	$2,000,000	$1,999,951
0.07%, 07/10/2009	2,000,000	1,999,965

		3,999,916

TOTAL COMMERCIAL PAPER (cost $3,999,916)		$3,999,916

Total Investments - 98.0% (cost $290,881,182)		$239,330,888
Cash & Other Assets, Less Liabilities - 2.0%		4,966,097

Total Net Assets - 100.0%		$244,296,985

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $294,917,931.

plc	Public Limited Company

*	Non-income producing security

The accompanying notes are an integral part of the financial statements

Series B

(Large Cap Value Series)

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments, at value*	$239,330,888
Cash	3,666,478
Receivables:
Fund shares sold	539,714
Securities sold	674,884
Dividends	450,950
Prepaid expenses	4,914

Total assets	244,667,828

Liabilities:
Payable for:
Fund shares redeemed	136,539
Management fees	132,532
Administration fees	19,446
Transfer agent/maintenance fees	2,083
Custodian fees	854
Directors’ fees	4,857
Professional fees	39,198
Other fees	35,334

Total liabilities	370,843

Net assets	$244,296,985

Net assets consist of:
Paid in capital	$457,385,783
Undistributed net investment income	6,055,648
Accumulated net realized loss on sale of investments	(167,594,152)
Net unrealized depreciation in value of investments	(51,550,294)

Net assets	$244,296,985

Capital shares authorized	unlimited
Capital shares outstanding	13,380,171
Net asset value per share (net assets divided by shares outstanding)	$18.26

* Investments, at cost	$290,881,182

Statement of Operations

For Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends	$2,496,210
Interest	5,772

Total investment income	2,501,982

Expenses:
Management fees	756,913
Administration fees	110,684
Transfer agent/maintenance fees	12,666
Custodian fees	4,717
Directors’ fees	9,011
Professional fees	27,370
Reports to shareholders	25,604
Other	8,840

Total expenses	955,805

Net investment income	1,546,177

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(10,726,673)
Options written	22,775

Net realized loss	(10,703,898)

Net unrealized appreciation (depreciation) during the period on:
Investments	16,105,421

Net unrealized appreciation	16,105,421

Net realized and unrealized gain	5,401,523

Net increase in net assets resulting from operations	$6,947,700

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Series B
(Large Cap Value Series)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from operations:
Net investment income	$1,546,177	$4,509,471
Net realized loss during the period on investments	(10,703,898)	(35,097,727)
Net unrealized appreciation (depreciation) during the period on investments	16,105,421	(128,705,287)

Net increase (decrease) in net assets resulting from operations	6,947,700	(159,293,543)

Capital share transactions:
Proceeds from sale of shares	25,964,021	97,567,905
Cost of shares redeemed	(39,586,596)	(167,274,870)

Net decrease from capital share transactions	(13,622,575)	(69,706,965)

Net decrease in net assets	(6,674,875)	(229,000,508)

Net assets:
Beginning of period	250,971,860	479,972,368

End of period	$244,296,985	$250,971,860

Undistributed net investment income at end of period	$6,055,648	$4,509,471

Capital share activity:
Shares sold	1,548,868	3,899,132
Shares redeemed	(2,467,260)	(6,778,642)

Total capital share activity	(918,392)	(2,879,510)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series B
Selected data for each share of capital stock outstanding throughout each period	(Large Cap Value Series	)

	Six Months Ended June 30, 2009[a]	2008	2007	2006	2005[b]	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$17.55	$27.94	$26.40	$21.64	$19.58	$17.68

Income (loss) from investment operations:
Net investment income[c]	0.11	0.29	0.25	0.20	0.24	0.21
Net gain (loss) on securities (realized and unrealized)	0.60	(10.68)	1.29	4.56	1.82	1.70

Total from investment operations	0.71	(10.39)	1.54	4.76	2.06	1.91

Less distributions:
Dividends from net investment income	—	—	—	—	—	(0.01)

Total distributions	—	—	—	—	—	(0.01)

Net asset value, end of period	$18.26	$17.55	$27.94	$26.40	$21.64	$19.58

Total Return[d]	4.05%	(37.19%)	5.83%	22.00%	10.52%	10.82%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$244,297	$250,972	$479,972	$480,683	$410,692	$429,493

Ratios to average net assets:
Net investment income	1.33%	1.21%	0.90%	0.80%	0.98%	1.09%
Total expenses[e]	0.82%	0.80%	0.79%	0.79%	0.84%	0.92%
Net expenses[f]	0.82%	0.80%	0.79%	0.79%	0.84%	0.87%

Portfolio turnover rate	18%	32%	29%	20%	99%	73%

[a]	Unaudited figures for the six months ended June 30, 2009. Percentage amounts, except total return, have been annualized.

[b]

Security Global Investors (SGI), formerly Security Management Company, LLC, became the advisor of Series B effective June 30, 2005. Prior to June 30, 2005, SGI paid Dreyfus Corporation for sub-advisory services.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[e]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

Series C

MONEY MARKET SERIES

Series C
Performance Summary	(Money Market Series	)
June 30, 2009	(unaudited	)

PERFORMANCE

Portfolio Composition by Quality Ratings

Tier 1 Investments	103.80%
Liabilities, Less Cash & Other Assets	(3.80)

Total Net Assets	100.00%

Average Annual Returns

Periods Ended 6-30-09[1]	1 Year	5 Years	10 Years
Series C	0.74%	2.85%	2.85%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The accompanying notes are an integral part of the financial statements

Performance Summary	Series C
June 30, 2009 (unaudited)	(Money Market Series	)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009[1]	Expenses Paid During Period[2]
Series C (Money Market Series)
Actual	$1,000.00	$999.27	$3.32
Hypothetical	1,000.00	1,021.47	3.36

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2009 to June 30, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2009 to June 30, 2009 was (0.07%).

[2]

Expenses are equal to the Series annualized expense ratio of 0.67%, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series C
June 30, 2009 (unaudited)	(Money Market Series	)

	Principal Amount	Value
FEDERAL AGENCY SECURITIES - 0.2%
Other Non-Agency - 0.2%
Pass Through’s - 0.2%
Small Business Administration Pools
#503308, 0.75%, 7/1/2009[1,2]	$71,302	$71,302
#503343, 0.88%, 7/1/2009[1,2]	128,326	128,326
#503347, 0.88%, 7/1/2009[1,2]	75,890	75,889
#502353, 1.00%, 7/1/2009[1,2]	33,185	33,185
#503295, 0.75%, 7/1/2009[1,2]	70,862	69,740
#503303, 0.75%, 7/1/2009[1,2]	128,884	126,842

		505,284

		505,284

TOTAL FEDERAL AGENCY SECURITIES (cost $508,573)		$505,284

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 64.1%
Federal Farm Credit Bank
0.18%, 7/3/2009[1,2]	$5,000,000	$4,998,970
0.15%, 7/9/2009[1,2]	4,000,000	3,998,352
0.21%, 7/20/2009[1]	3,000,000	2,999,895
0.26%, 7/28/2009	2,000,000	1,999,958
0.21%, 10/29/2009	1,200,000	1,199,320
0.46%, 11/17/2009	1,072,000	1,071,048
0.65%, 11/18/2009	3,500,000	3,496,871
0.40%, 12/1/2009	2,865,000	2,861,711
0.34%, 12/18/2009	1,000,000	998,725
0.50%, 6/1/2010	2,000,000	1,999,788
Federal Home Loan Mortgage Corporation
0.50%, 8/11/2009	2,000,000	1,999,750
0.36%, 9/14/2009	1,725,000	1,724,462
0.25%, 10/13/2009	1,000,000	999,509
0.28%, 11/2/2009	2,000,000	1,998,416
0.25%, 11/5/2009	2,500,000	2,497,972
0.36%, 11/12/2009	1,810,000	1,808,451
0.27%, 11/23/2009	2,000,000	1,998,148
Federal Home Loan Bank
0.96%, 7/10/2009[1]	3,000,000	3,000,392
0.90%, 9/8/2009	1,500,000	1,499,570
0.60%, 9/14/2009	2,000,000	1,999,376
0.50%, 9/17/2009	2,500,000	2,499,188
0.50%, 9/18/2009	2,000,000	1,999,342
0.50%, 9/23/2009	1,400,000	1,399,510
0.55%, 10/27/2009	2,000,000	1,998,886
0.50%, 11/18/2009[2,3]	2,000,000	2,000,848
1.20%, 12/4/2009	1,500,000	1,498,245
0.67%, 1/8/2010[1]	1,000,000	1,002,709
Federal National Mortgage Association
0.35%, 7/1/2009	2,500,000	2,500,000
0.38%, 7/8/2009	1,700,000	1,699,971
0.41%, 7/20/2009	2,000,000	1,999,904
0.42%, 7/27/2009	4,703,000	4,702,693
0.45%, 7/29/2009	1,500,000	1,499,895
0.55%, 8/3/2009	1,500,000	1,499,849
0.60%, 8/5/2009	2,000,000	1,999,786
0.30%, 8/12/2009	2,300,000	2,299,706
0.39%, 8/31/2009	1,400,000	1,399,740
0.57%, 9/1/2009	2,350,000	2,349,394
0.55%, 9/4/2009	5,000,000	4,998,644
0.38%, 9/8/2009	2,000,000	1,999,426
0.31%, 9/25/2009	1,500,000	1,499,463
0.61%, 9/28/2009	1,000,000	999,629
0.42%, 9/30/2009	2,200,000	2,199,166
0.53%, 10/1/2009	3,200,000	3,198,611
1.05%, 10/2/2009	1,500,000	1,499,342
0.31%, 10/5/2009	1,700,000	1,699,230
0.27%, 10/7/2009	3,600,000	3,598,333
0.32%, 10/21/2009	5,500,000	5,497,090
0.46%, 10/26/2009	1,000,000	999,447
0.49%, 10/27/2009	1,000,000	999,443
0.38%, 10/28/2009	2,700,000	2,698,483
0.65%, 11/2/2009	3,500,000	3,497,228
0.27%, 11/3/2009	2,400,000	2,398,082
0.28%, 11/4/2009	1,300,000	1,298,954
0.29%, 11/16/2009	3,100,000	3,097,266
0.27%, 11/18/2009	3,700,000	3,696,692
0.27%, 11/25/2009	2,700,000	2,697,465
0.75%, 12/1/2009	1,000,000	998,852
0.48%, 12/3/2009	2,250,000	2,247,386
0.50%, 12/7/2009	2,600,000	2,596,901

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $133,839,889)		$133,915,483

	Principal Amount	Value
COMMERCIAL PAPER - 39.5%
Banking - 3.9%
JP Morgan Chase Funding
0.25%, 07/13/2009[4]	$1,000,000	$999,917
Wells Fargo & Company, Inc.
0.17%, 07/02/2009	7,200,000	7,199,963

		8,199,880

Consumer Products - 7.3%
Procter & Gamble International Funding
0.18%, 07/17/2009[4]	2,000,000	1,999,840
0.18%, 07/22/2009[4]	2,500,000	2,499,738
Siemens Capital Company
0.16%, 07/06/2009[4]	2,500,000	2,499,944
Siemens Capital Company, LLC
0.15%, 07/01/2009[4]	1,100,000	1,100,000
0.20%, 07/09/2009[4]	2,069,000	2,068,908
Unilever Capital Corporation
0.19%, 07/21/2009[4]	1,000,000	999,825
0.20%, 07/30/2009[4]	1,200,000	1,199,700
0.22%, 09/15/2009[4]	1,000,000	999,209
0.20%, 09/16/2009[4]	2,000,000	1,998,396

		15,365,560

Electric - 8.3%
FPL Group Capital, Inc.
0.23%, 07/07/2009[4]	1,100,000	1,099,958
0.20%, 07/08/2009[4]	2,500,000	2,499,903
0.22%, 07/16/2009[4]	1,600,000	1,599,853
0.25%, 07/21/2009[4]	2,000,000	1,999,722

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series C
June 30, 2009 (unaudited)	(Money Market Series	)

	Principal Amount	Value
COMMERCIAL PAPER - 39.5% (continued)
Electric - 8.3% (continued)
Southern Company Funding Corporation
0.23%, 07/09/2009[4]	$1,700,000	$1,699,917
0.22%, 07/22/2009[4]	2,000,000	1,999,743
0.25%, 07/23/2009[4]	2,500,000	2,499,618
0.25%, 07/24/2009[4]	4,000,000	3,999,373

		17,398,087

Food & Beverage - 8.7%
Cargill, Inc.
0.20%, 07/15/2009[4]	5,300,000	5,299,588
0.20%, 07/17/2009[4]	2,000,000	1,999,822
Coca-Cola Company
0.22%, 08/07/2009	1,900,000	1,899,570
0.24%, 09/02/2009	2,500,000	2,498,578
Nestle Capital Corporation
0.22%, 08/10/2009[4]	1,000,000	999,707
0.20%, 08/17/2009[4]	2,500,000	2,499,087
0.21%, 08/24/2009[4]	1,000,000	999,568
0.20%, 08/25/2009[4]	2,000,000	1,999,113

		18,195,033

Life Insurance - 1.2%
General Reinsurance Corporation
0.26%, 08/07/2009	2,500,000	2,499,327

Pharmaceuticals - 10.1%
Abbott Laboratories
0.22%, 07/14/2009[4]	1,200,000	1,199,905
0.18%, 07/21/2009[4]	2,000,000	1,999,743
0.22%, 08/04/2009[4]	3,000,000	2,999,331
0.20%, 08/21/2009[4]	3,300,000	3,298,671
Johnson & Johnson, Inc.
0.15%, 07/13/2009[4]	2,500,000	2,499,875
0.20%, 08/13/2009[4]	2,000,000	1,999,347
0.20%, 09/09/2009[4]	1,000,000	999,428
0.25%, 10/13/2009[4]	2,000,000	1,998,163
Pfizer, Inc.
0.15%, 07/07/2009[4]	2,000,000	1,999,914
0.32%, 11/03/2009[4]	2,000,000	1,997,550

		20,991,927

TOTAL COMMERCIAL PAPER (cost $82,653,688)		$82,649,814

Total Investments - 103.8% (cost $217,002,150)		$217,070,581
Liabilities, Less Cash & Other Assets - (3.8)%		(7,946,407)

Total Net Assets - 100.0%		$209,124,174

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $217,002,150.

[1]	Variable rate security. Rate indicated is rate effective at June 30, 2009.

[2]	Maturity date indicated is next interest reset date.

[3]	Step Up/Down

[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $68,552,376 (cost $68,555,878), or 32.8% of total net assets.

The accompanying notes are an integral part of the financial statements

Series C
(Money Market Series)

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments, at value*	$217,070,581
Cash	144,399
Receivables:
Fund shares sold	294,223
Securities sold	3,490
Interest	12,170
Prepaid expenses	4,526

Total assets	217,529,389

Liabilities:
Payable for:
Fund shares redeemed	8,274,530
Management fees	88,817
Administration fees	19,575
Transfer agent/maintenance fees	2,083
Custodian fees	4,426
Directors’ fees	1,793
Professional fees	13,991

Total liabilities	8,405,215

Net assets	$209,124,174

Net assets consist of:
Paid in capital	$204,937,327
Undistributed net investment income	4,118,416
Net unrealized appreciation in value of investments	68,431

Net assets	$209,124,174

Capital shares authorized	unlimited
Capital shares outstanding	15,377,928
Net asset value per share (net assets divided by shares outstanding)	$13.60

* Investments, at cost	$217,002,150

Statement of Operations

For Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Interest	655,841

Total investment income	655,841

Expenses:
Management fees	591,907
Administration fees	120,367
Transfer agent/maintenance fees	12,687
Custodian fees	14,931
Directors’ fees	11,094
Professional fees	12,653
Reports to shareholders	18,475
Other	4,770

Total expenses	786,884

Net investment loss	(131,043)

Net Unrealized Gain (Loss):
Net unrealized appreciation (depreciation) during the period on:
Investments	(115,011)

Net decrease in net assets resulting from operations	$(246,054)

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Series C
(Money Market Series)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(131,043)	$4,249,459
Net unrealized appreciation (depreciation) during the period on investments	(115,011)	190,920

Net increase (decrease) in net assets resulting from operations	(246,054)	4,440,379

Capital share transactions:
Proceeds from sale of shares	142,199,617	533,443,332
Cost of shares redeemed	(201,147,542)	(438,227,047)

Net increase (decrease) from capital share transactions	(58,947,925)	95,216,285

Net increase (decrease) in net assets	(59,193,979)	99,656,664

Net assets:
Beginning of period	268,318,153	168,661,489

End of period	$209,124,174	$268,318,153

Undistributed net investment income at end of period	$4,118,416	$4,249,459

Capital share activity:
Shares sold	10,448,884	39,510,948
Shares redeemed	(14,780,210)	(32,452,086)

Total capital share activity	(4,331,326)	7,058,862

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series C
Selected data for each share of capital stock outstanding throughout each period	(Money Market Series)

	Six Months Ended June 30, 2009[a]	2008	2007	2006	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$13.61	$13.33	$12.73	$12.19	$11.87	$11.79

Income (loss) from investment operations:
Net investment income (loss)[b]	(0.01)	0.26	0.60	0.45	0.33	0.11
Net gain (loss) on securities (realized and unrealized)	—	0.02	—	0.09	(0.01)	(0.02)

Total from investment operations	(0.01)	0.28	0.60	0.54	0.32	0.09

Less distributions:
Dividends from net investment income	—	—	—	—	—	(0.01)

Total distributions	—	—	—	—	—	(0.01)

Net asset value, end of period	$13.60	$13.61	$13.33	$12.73	$12.19	$11.87

Total Return[c]	(0.07%)	2.10%	4.71%	4.43%	2.70%	0.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$209,124	$268,318	$168,661	$99,044	$71,655	$66,084

Ratios to average net assets:
Net investment income (loss)	(0.11%)	1.94%	4.59%	4.43%	2.63%	0.70%
Total expenses[d]	0.67%	0.65%	0.66%	0.68%	0.69%	0.65%
Net expenses[e]	0.67%	0.65%	0.66%	0.68%	0.69%	0.65%
Net expenses prior to custodian earnings credits and net of expense waivers	0.67%	0.65%	0.66%	0.68%	0.69%	0.65%

[a]	Unaudited figures for the six months ended June 30, 2009. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

Series D

GLOBAL SERIES

Series D
Performance Summary	(Global Series)
June 30, 2009	(unaudited)

PERFORMANCE

$10,000 Over Ten Years

The chart above assumes a hypothetical $10,000 investment in Series D (Global Series) on June 30, 1999 and reflects the fees and expenses of Series D. The MSCI World Index is an unmanaged capitalization-weighted index that is designed to measure global developed market equity performance.

Average Annual Returns

Periods Ended 6-30-09[1]	1 Year	5 Years	10 Years
Series D	(29.20%)	1.09%	4.22%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	9.90%
Consumer Staples	18.79
Energy	10.95
Financials	13.71
Health Care	11.00
Industrials	8.37
Information Technology	17.05
Materials	2.67
Telecommunication Services	4.00
Utilities	1.30
Short Term Investments	1.54
Cash & Other Assets, Less Liabilities	0.72

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Performance Summary	Series D
June 30, 2009 (unaudited)	(Global Series)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009[1]	Expenses Paid During Period[2]
Series D (Global Series)
Actual	$1,000.00	$1,025.68	$6.43
Hypothetical	1,000.00	1,018.45	6.41

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2009 to June 30, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2009 to June 30, 2009 was 2.57%.

[2]

Expenses are equal to the Series annualized expense ratio of 1.28%, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series D
June 30, 2009 (unaudited)	(Global Series	)

	Shares	Value
COMMON STOCKS - 97.8%
Australia - 1.1%
Suncorp-Metway, Ltd.	290,024	$1,565,866
Telstra Corporation, Ltd.	460,775	1,258,735

		2,824,601

Bermuda - 3.3%
Aspen Insurance Holdings, Ltd.	43,800	978,492
IPC Holdings, Ltd.	119,300	3,261,662
Lancashire Holdings, Ltd. *	426,994	3,277,004
Platinum Underwriters Holdings, Ltd.	27,361	782,251

		8,299,409

Canada - 2.5%
Empire Company, Ltd.	33,204	1,207,366
Research In Motion, Ltd. *	69,760	4,956,448

		6,163,814

Cayman Islands - 4.5%
Mindray Medical International, Ltd. ADR	89,403	2,496,132
Netease.com ADR *	97,840	3,442,011
Perfect World Company, Ltd. ADR *	128,830	3,684,538
Renhe Commercial Holdings Company, Ltd.	9,026,000	1,863,384

		11,486,065

Finland - 0.5%
Neste Oil Oyj	84,376	1,171,971

France - 3.1%
France Telecom S.A.	66,207	1,501,095
Sanofi-Aventis S.A.	20,507	1,204,669
UBISOFT Entertainment *	213,371	5,192,452

		7,898,216

Germany - 0.5%
Software AG	19,111	1,351,646

Hong Kong - 3.8%
China Unicom Hong Kong, Ltd.	3,506,000	4,641,371
CNOOC, Ltd.	3,040,000	3,769,503
HongKong Electric Holdings	233,500	1,298,528

		9,709,402

Italy - 2.6%
ENI SpA	36,454	861,803
Parmalat SpA	2,417,075	5,829,466

		6,691,269

Japan - 12.5%
Culture Convenience Club Company, Ltd.	167,500	1,436,335
Gree, Inc. *	59,460	4,345,688
Honda Motor Company, Ltd.	128,800	3,556,792
Nippon Mining Holdings, Inc.	229,500	1,196,045
NISSIN FOODS HOLDINGS CO, Ltd.	84,800	2,570,631
NTT DoCoMo, Inc.	2,613	3,830,320
Osaka Securities Exchange Company, Ltd.	213	1,023,815
Sankyo Company, Ltd.	78,210	4,181,485
Seven Bank, Ltd.	735	1,929,733
Shinsei Bank, Ltd.	69	111
Toyo Suisan Kaisha, Ltd.	348,147	7,181,605

		31,252,560

Jersey - 1.5%
Randgold Resources, Ltd. ADR	58,600	3,760,362

Netherlands - 0.4%
Imtech N.V.	48,856	948,674

Norway - 2.0%
Marine Harvest *	6,091,260	4,092,353
Tandberg ASA	64,400	1,084,167

		5,176,520

Papua New Guinea - 1.7%
Oil Search, Ltd.	953,626	4,195,816

Poland - 0.5%
Polski Koncern Naftowy Orlen	143,976	1,197,115

Spain - 0.6%
Repsol YPF S.A.	72,259	1,616,006

Switzerland - 7.1%
ACE, Ltd.	115,200	5,095,296
Foster Wheeler AG *	80,500	1,911,875
Lonza Group AG	51,733	5,138,062
Syngenta AG	12,829	2,978,751
Transocean, Ltd. *	36,725	2,728,300

		17,852,284

United Kingdom - 6.3%
BG Group plc	147,268	2,468,801
Compass Group plc	750,111	4,214,245
Imperial Tobacco Group plc	148,921	3,866,042
Meggitt plc	399,200	1,039,293
RSA Insurance Group plc	542,341	1,073,351
Standard Chartered plc	176,762	3,315,105

		15,976,837

United States - 43.3%
99 Cents Only Stores *	78,400	1,064,672
Allegiant Travel Company *	132,300	5,244,372
Altria Group, Inc.	220,833	3,619,453
American Italian Pasta Company *	39,000	1,136,460
Apple, Inc. *	40,063	5,706,173
Brink’s Company	154,300	4,479,329
Brink’s Home Security Holdings, Inc. *	100,420	2,842,890
Casey’s General Stores, Inc.	51,000	1,310,190
Cisco Systems, Inc. *	237,243	4,422,210
CVS Caremark Corporation	44,200	1,408,654
Darden Restaurants, Inc.	26,900	887,162
Eaton Corporation	28,700	1,280,307
Express Scripts, Inc. *	97,490	6,702,438
Ezcorp, Inc. *	78,100	841,918
Family Dollar Stores, Inc.	43,562	1,232,805
Foot Locker, Inc.	114,500	1,198,815
Forest Oil Corporation *	220,800	3,294,336
GameStop Corporation *	60,000	1,320,600
General Electric Company	126,900	1,487,268
Goldman Sachs Group, Inc.	31,693	4,672,816
Hill-Rom Holdings, Inc.	79,570	1,290,625
Interactive Brokers Group, Inc. *	168,167	2,611,634
InterDigital, Inc. *	61,900	1,512,836
International Business Machines Corporation	12,311	1,285,515
ITT Educational Services, Inc. *	50,020	5,035,013
JPMorgan Chase & Company	68,740	2,344,721
Kennametal, Inc.	68,000	1,304,240
Kimberly-Clark Corporation	84,650	4,438,200

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series D
June 30, 2009 (unaudited)	(Global Series	)

	Shares	Value
COMMON STOCKS - 97.8% (continued)
United States - 43.3% (continued)
Kroger Company	50,666	$1,117,185
Life Technologies Corporation *	99,786	4,163,072
Manitowoc Company, Inc.	197,400	1,038,324
Mirant Corporation *	125,700	1,978,518
Mylan, Inc. *	334,300	4,362,615
Newell Rubbermaid, Inc.	113,332	1,179,786
Occidental Petroleum Corporation	49,000	3,224,690
Philip Morris International, Inc.	109,052	4,756,847
Symantec Corporation *	85,300	1,327,268
Synaptics, Inc. *	15,200	587,480
Trinity Industries, Inc.	85,363	1,162,644
Universal Health Services, Inc.	23,100	1,128,435
Wabtec Corporation	39,000	1,254,630
Wal-Mart Stores, Inc.	101,720	4,927,317
Watson Pharmaceuticals, Inc. *	38,500	1,295,910
World Fuel Services Corporation	47,000	1,937,810

		109,418,183

TOTAL COMMON STOCKS (Cost $232,070,710)		$246,990,750

	Principal Amount	Value
SHORT TERM INVESTMENTS - 1.5%
State Street General Account U.S. Government Fund	$3,896,587	$3,896,587

TOTAL SHORT TERM INVESTMENTS (Cost $3,896,587)		$3,896,587

Total Investments - 99.3% (cost $235,967,297)		$250,887,337
Cash & Other Assets, Less Liabilities - 0.7%		1,809,750

Total Net Assets - 100.0%		$252,697,087

INVESTMENT CONCENTRATION

At June 30, 2009, the investment diversification of the Fund was as follows:
Industry	% of Net Assets	Value
Packaged Foods & Meats	8.2%	$20,810,515
Tobacco	4.9	12,242,342
Communications Equipment	4.7	11,975,661
Oil & Gas Exploration & Production	4.5	11,259,655
Life Sciences Tools & Services	3.6	9,301,134
Home Entertainment Software	3.4	8,876,990
Integrated Oil & Gas	3.2	8,171,300
Internet Software & Services	3.1	7,787,699
Property & Casualty Insurance	3.0	7,639,654
Integrated Telecommunication Services	2.9	7,401,201
Reinsurance	2.9	7,320,917
Computer Hardware	2.8	6,991,688
Pharmaceuticals	2.7	6,863,194
Health Care Services	2.7	6,702,438
Oil & Gas Refining & Marketing	2.3	5,502,941
Airlines	2.1	5,244,372
Restaurants	2.1	5,101,407
Education Services	2.0	5,035,013
Hypermarkets & Super Centers	1.9	4,927,317
Investment Banking & Brokerage	1.8	4,672,816
Security & Alarm Services	1.8	4,479,329
Household Products	1.8	4,438,200
Leisure Products	1.7	4,181,485
Money Markets	1.5	3,896,587
Wireless Telecommunication Services	1.5	3,830,320
Health Care Equipment	1.5	3,786,757
Gold	1.5	3,760,362
Specialized Finance	1.4	3,635,449
Food Retail	1.5	3,634,741
Automobile Manufacturers	1.4	3,556,792
Construction & Farm Machinery & Heavy Trucks	1.4	3,455,598
Diversified Banks	1.3	3,315,105
Fertilizers & Agricultural Chemicals	1.2	2,978,751
Construction & Engineering	1.2	2,860,549
Specialized Consumer Services	1.1	2,842,890
Oil & Gas Drilling	1.1	2,728,300
Systems Software	1.0	2,678,914
Industrial Machinery	1.0	2,584,547
Other Diversified Financial Services	0.9	2,344,721
General Merchandise Stores	0.9	2,297,477
Independent Power Producers & Energy Traders	0.8	1,978,518
Regional Banks	0.8	1,929,844
Real Estate Operating Companies	0.7	1,863,384
Industrial Conglomerates	0.6	1,487,268
Specialty Stores	0.6	1,436,335
Drug Retail	0.6	1,408,654
Computer & Electronics Retail	0.5	1,320,600
Electric Utilities	0.5	1,298,528
Apparel Retail	0.5	1,198,815
Housewares & Specialties	0.5	1,179,786
Health Care Facilities	0.4	1,128,435
Multi-line Insurance	0.4	1,073,351
Aerospace & Defense	0.4	1,039,293
Consumer Finance	0.3	841,918
Computer Storage & Peripherals	0.2	587,480

Total Investments	99.3	$250,887,337

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $249,564,965.

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

The accompanying notes are an integral part of the financial statements

Series D
(Global Series)

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments, at value*	$250,887,337
Cash denominated in a foreign currency, at value**	256,473
Receivables:
Fund shares sold	147,739
Securities sold	36,555,269
Dividends	436,483
Foreign taxes recoverable	174,738
Prepaid expenses	7,316

Total assets	288,465,355

Liabilities:
Payable for:
Fund shares redeemed	100,715
Securities purchased	35,314,808
Management fees	209,413
Administration fees	32,612
Transfer agent/maintenance fees	2,080
Custodian fees	12,458
Directors’ fees	4,974
Professional fees	52,068
Other fees	39,140

Total liabilities	35,768,268

Net assets	$252,697,087

Net assets consist of:
Paid in capital	$366,730,179
Undistributed net investment income	9,459,649
Accumulated net realized loss on sale of investments and foreign currency transactions	(138,421,424)
Net unrealized appreciation in value of investments and translation of assets and liabilities in foreign currencies	14,928,683

Net assets	$252,697,087

Capital shares authorized	unlimited
Capital shares outstanding	33,276,324
Net asset value per share (net assets divided by shares outstanding)	$7.59

* Investments, at cost	$235,967,297
** Cash denominated in a foreign currency, at cost	256,533

Statement of Operations

For Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends (net of foreign withholding tax $217,008)	$3,552,091
Interest	1,412

Total investment income	3,553,503

Expenses:
Management fees	1,214,799
Administration fees	184,398
Transfer agent/maintenance fees	12,663
Custodian fees	43,678
Directors’ fees	13,598
Professional fees	41,268
Reports to shareholders	28,665
Other	10,000

Total expenses	1,549,069

Net investment income	2,004,434

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(25,364,395)
Foreign currency transactions	(669,235)

Net realized loss	(26,033,630)

Net unrealized appreciation (depreciation) during the period on:
Investments	28,112,168
Translation of assets and liabilities in foreign currencies	18,802

Net unrealized appreciation	28,130,970

Net realized and unrealized gain	2,097,340

Net increase in net assets resulting from operations	$4,101,774

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Series D
	(Global Series	)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from operations:
Net investment income	$2,004,434	$4,539,604
Net realized loss during the period on investments and foreign currency transactions	(26,033,630)	(107,176,596)
Net unrealized appreciation (depreciation) during the period on investments and translation of assets and liabilities in foreign currencies	28,130,970	(87,984,897)

Net increase (decrease) in net assets resulting from operations	4,101,774	(190,621,889)

Capital share transactions:
Proceeds from sale of shares	15,040,958	71,253,122
Cost of shares redeemed	(42,411,142)	(154,842,547)

Net decrease from capital share transactions	(27,370,184)	(83,589,425)

Net decrease in net assets	(23,268,410)	(274,211,314)

Net assets:
Beginning of period	275,965,497	550,176,811

End of period	$252,697,087	$275,965,497

Undistributed net investment income at end of period	$9,459,649	$7,455,215

Capital share activity:
Shares sold	2,172,154	7,091,222
Shares redeemed	(6,165,508)	(15,639,694)

Total capital share activity	(3,993,354)	(8,548,472)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series D
Selected data for each share of capital stock outstanding throughout each period	(Global Series	)

	Six Months Ended June 30, 2009[a]	2008[b]	2007[c]	2006	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$7.40	$12.01	$11.03	$9.40	$8.28	$6.97

Income (loss) from investment operations:
Net investment income[d]	0.06	0.11	0.08	0.03	0.03	0.03
Net gain (loss) on securities (realized and unrealized)	0.13	(4.72)	0.90	1.60	1.09	1.28

Total from investment operations	0.19	(4.61)	0.98	1.63	1.12	1.31

Net asset value, end of period	$7.59	$7.40	$12.01	$11.03	$9.40	$8.28

Total Return[e]	2.57%	(38.38%)	8.88%	17.34%	13.53%	18.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$252,697	$275,965	$550,177	$571,006	$516,213	$466,577

Ratios to average net assets:
Net investment income	1.65%	1.09%	0.67%	0.32%	0.30%	0.37%
Total expenses[f]	1.28%	1.26%	1.26%	1.24%	1.24%	1.23%
Net expenses[g]	1.28%	1.25%	1.26%	1.24%	1.24%	1.23%
Net expenses prior to custodian earnings credits and net of expense waivers	1.28%	1.26%	1.26%	1.24%	1.24%	1.23%

Portfolio turnover rate	436%	302%[h]	115%	23%	33%	28%

[a]	Unaudited figures for the six months ended June 30, 2009. Percentage amounts, except total return, have been annualized.

[b]	SGI became the sub-advisor of Series D effective May 1, 2008. Prior to May 1, 2008, Security Investors (SI) paid Oppenheimer Funds for sub-advising 50% of Series D. SGI sub-advised the remaining 50%.

[c]

Security Global Investors, LLC (SGI) became sub-advisor of 50% of Series D effective August 1, 2007. OppenheimerFunds sub-advised the remaining 50%. Prior to August 1, 2007, OppenheimerFunds sub-advised the entire Series.

[d]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[e]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[f]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and earnings credits, as applicable.

[g]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[h]	Significant variation in the portfolio turnover rate is due to the re-alignment of the Series portfolio following the appointment of SGI as sub-advisor.

The accompanying notes are an integral part of the financial statements

Series E

U.S. INTERMEDIATE BOND SERIES

Series E
Performance Summary	(U.S. Intermediate Bond Series	)
June 30, 2009	(unaudited	)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series E (U.S. Intermediate Bond Series) on June 30, 1999 and reflects the fees and expenses of Series E. The Barclays Capital Intermediate U.S. Government Credit Index is an unmanaged Index that tracks U.S. dollar denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturing of greater than or equal to 1 year and less than 10 years.

Average Annual Returns

Periods Ended 6-30-09[1]	1 Year	5 Years	10 Years
Series E	(3.99%)	1.52%	3.44%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Quality Ratings

(Based on Standard and Poor’s Ratings)

AAA	49.56%
AA	10.03
A	17.93
BBB	9.74
BB	1.62
B	0.65
CC	0.33
Preferred Stock	0.18
Repurchase Agreement	5.62
Cash & Other Assets, Less Liabilities	4.34

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Performance Summary	Series E
June 30, 2009 (unaudited)	(U.S. Intermediate Bond Series)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009[1]	Expenses Paid During Period[2]
Series E (U.S. Intermediate Bond Series)
Actual	$1,000.00	$1,044.29	$3.95
Hypothetical	1,000.00	1,020.93	3.91

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2009 to June 30, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2009 to June 30, 2009 was 4.43%.

[2]

Expenses are equal to the Series annualized expense ratio of 0.78%, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series E
June 30, 2009 (unaudited)	(U.S. Intermediate Bond Series)

	Principal Amount	Value
CORPORATE BOND - 42.0%
Banking - 1.7%
BankBoston Capital Trust IV
1.23%, 2028 [1]	$1,200,000	$525,973
BOI Capital Funding No. 2, LP
5.57%, 2049[1,2,3]	650,000	243,750
Standard Chartered plc
6.41%, 2049[1,2,3]	1,750,000	1,163,750
US Central Federal Credit Union
2.70%, 2009	56,818	55,720

		1,989,193

Brokerage - 0.9%
Citigroup, Inc.
8.50%, 2019	1,000,000	1,017,239

Building Materials - 0.5%
CRH America, Inc.
6.95%, 2012	600,000	602,905

Chemicals - 2.3%
PPG Industries, Inc.
7.40%, 2019	650,000	672,649
Praxair, Inc.
4.38%, 2014	1,000,000	1,035,383
5.20%, 2017	1,000,000	999,529

		2,707,561

Communications - Other - 3.8%
Omnicom Group, Inc.
6.25%, 2019	4,500,000	4,414,590

Consumer Cyclical - Other - 1.3%
Johns Hopkins University
5.25%, 2019	1,500,000	1,545,840

Diversified Manufacturing - 1.3%
ITT Corporation
4.90%, 2014	1,500,000	1,489,743

Electric - 1.7%
Arizona Public Service Company
6.38%, 2011	600,000	622,427
Cincinnati Gas & Electric
5.70%, 2012	600,000	610,289
East Coast Power LLC
7.07%, 2012	96,622	96,834
Oncor Electric Delivery Company
6.38%, 2015	600,000	627,382

		1,956,932

Entertainment - 0.6%
Walt Disney Company
4.50%, 2013	700,000	729,722

Financial - Other - 3.5%
Berkshire Hathaway Finance Corporation
4.75%, 2012	1,800,000	1,911,143
BP Capital Markets plc
5.25%, 2013	2,000,000	2,146,622

		4,057,765

Financial Companies - Noncaptive Consumer - 0.3%
Residential Capital LLC
8.50%, 2012	650,000	393,250

Financial Companies - Noncaptive Diversified - 1.8%
General Electric Capital Corporation
6.00%, 2012	2,000,000	2,102,380

Food & Beverage - 2.8%
Brown-Forman Corporation
5.00%, 2014	2,000,000	2,060,786
General Mills, Inc.
5.70%, 2017	1,200,000	1,263,186

		3,323,972

Independent Energy - 1.5%
Devon Financing Corporation ULC
6.88%, 2011	1,600,000	1,737,746

Insurance - Property & Casualty - 0.2%
Fairfax Financial Holdings, Ltd.
7.75%, 2012	300,000	291,750

Lodging - 1.2%
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2013	1,000,000	930,000
7.88%, 2014	500,000	470,000

		1,400,000

Natural Gas Pipelines - 0.2%
Express Pipeline, LP
6.47%, 2013[2,3]	194,400	208,074

Paper - 0.4%
Sino-Forest Corporation
9.13%, 2011[2,3]	500,000	500,000

Pharmaceuticals - 4.8%
AstraZeneca plc
5.90%, 2017	1,750,000	1,873,952
GlaxoSmithKline Capital, Inc.
4.85%, 2013	500,000	523,022
Novartis Securities Investment, Ltd.
5.13%, 2019	1,000,000	1,023,086
Wyeth
5.50%, 2013	2,000,000	2,138,207

		5,558,267

Technology - 0.8%
Microsoft Corporation
2.95%, 2014	1,000,000	992,745

Telecommunications - Wireless - 1.1%
AT&T, Inc.
4.85%, 2014	1,300,000	1,348,360

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series E
June 30, 2009 (unaudited)	(U.S. Intermediate Bond Series)

	Principal Amount	Value
CORPORATE BOND - 42.0% (continued)
Transportation - Other - 0.9%
United Parcel Service, Inc.
3.88%, 2014	$1,000,000	$1,031,180

U.S. Banking - 6.0%
American Express Bank FSB
3.15%, 2011	2,000,000	2,070,882
JPMorgan Chase & Company
4.65%, 2014	2,000,000	1,994,724
6.30%, 2019	1,000,000	1,005,824
Wells Fargo & Company
4.38%, 2013	2,000,000	2,017,220

		7,088,650

Utility - Other - 2.4%
American Water Capital Corporation
6.09%, 2017	3,000,000	2,880,201

TOTAL CORPORATE BOND (cost $50,236,892)		$49,368,065

	Principal Amount	Value
PREFERRED STOCK - 0.2%
Insurance Brokers - 0.2%
Woodbourne Capital Trust I
1.53%, 2049[1,2,4]	300,000	52,843
Woodbourne Capital Trust II
1.57%, 2049[1,2,4]	300,000	52,844
Woodbourne Capital Trust III
1.58%, 2049[1,2,4]	300,000	52,844
Woodbourne Capital Trust IV
1.58%, 2049[1,2,4]	300,000	52,844

		211,375

TOTAL PREFERRED STOCK (cost $1,205,796)		$211,375

	Principal Amount	Value
MORTGAGE BACKED SECURITIES - 3.3%
Other Non-Agency - 3.3%
C.M.O.’s - 3.3%
Chase Mortgage Finance Corporation
2005-A1 2A2, 5.24%, 2035[1]	$1,283,095	$1,142,968
Homebanc Mortgage Trust
2006-1, 3.87%, 2037[1]	1,259,149	730,831
JP Morgan Alternative Loan Trust
2006-S3, 6.00%, 2036	3,000,000	1,656,662
JP Morgan Mortgage Trust
2006-A3, 5.14%, 2036[1]	373,498	341,562

		3,872,023

		3,872,023

U.S. Government Sponsored Agencies - 0.0%
C.M.O.’s - 0.0%
Federal Home Loan Mortgage Corporation
FHR 188 H, 7.00%, 2021	1,197	1,287
Federal National Mortgage Association
FNR 1990-68 J, 6.95%, 2020	2,586	2,795
FNR 1990-103 K, 7.50%, 2020	972	1,025

		5,107

		5,107

U.S. Government Sponsored Securities - 0.0%
Pass Through’s - 0.0%
Government National Mortgage Association
G2 181907, 9.50%, 2020	3,145	3,545
#518436, 7.25%, 2029	18,599	20,194

		23,739

		23,739

TOTAL MORTGAGE BACKED SECURITIES (cost $5,935,556)		$3,900,869

	Principal Amount	Value
ASSET BACKED SECURITIES - 0.4%
Home Equity Loans - 0.4%
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.57%, 2035[1]	$609,872	$491,214

TOTAL ASSET BACKED SECURITIES (cost $609,872)		$491,214

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 17.4%
Federal Home Loan Bank
0.80%, 4/30/2010	$4,000,000	$4,010,932
1.63%, 3/16/2011	9,000,000	9,084,114
3.63%, 10/18/2013	1,500,000	1,550,933
5.25%, 6/18/2014	1,500,000	1,655,538
5.00%, 12/21/2015	2,000,000	2,161,436
3.75%, 3/27/2019	2,000,000	1,965,288

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $20,518,056)		$20,428,241

	Principal Amount	Value
U.S. GOVERNMENT SECURITIES - 24.2%
U.S. Treasury Notes
2.00%, 2/28/2010	$7,500,000	$7,578,225
0.88%, 5/31/2011	2,250,000	2,241,923
1.38%, 4/15/2012	4,500,000	4,483,476
3.63%, 12/31/2012	2,000,000	2,120,312
2.50%, 3/31/2013	6,000,000	6,108,750
2.63%, 2/29/2016	3,000,000	2,911,173
2.75%, 2/15/2019	3,250,000	3,043,820

TOTAL U.S. GOVERNMENT SECURITIES (cost $28,488,617)		$28,487,679

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series E
June 30, 2009 (unaudited)	(U.S. Intermediate Bond Series)

	Principal Amount	Value
COMMERCIAL PAPER - 2.6%
Banking - 2.6%
Wells Fargo & Company, Inc.
0.17%, 07/01/2009	$3,000,000	$3,000,000

TOTAL COMMERCIAL PAPER (cost $3,000,000)		$3,000,000

	Principal Amount	Value
REPURCHASE AGREEMENT - 5.6%
UMB Financial Corp, 0.07%, dated 6/30/09, matures 7/01/09; repurchase amount $6,611,013 (Collateralized by FHLB, 3.875%, 07/24/09 with a value of $6,747,125)	$6,611,000	$6,611,000

TOTAL REPURCHASE AGREEMENT (cost $6,611,000)		$6,611,000

Total Investments - 95.7% (cost $116,605,789)		$112,498,443
Cash & Other Assets, Less Liabilities - 4.3%		5,104,252

Total Net Assets - 100.0%		$117,602,695

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $117,636,555.

plc	Public Limited Company

[1]	Variable rate security. Rate indicated is rate effective at June 30, 2009.

[2]	Security was acquired through a private placement.

[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $2,115,574 (cost $3,076,549), or 1.8% of total net assets.

[4]	Security was fair valued by the Valuation Committee at June 30, 2009. The total market value of fair valued securities amounts to $211,375, (cost $1,205,796) or 0.2% of total net assets.

The accompanying notes are an integral part of the financial statements

Series E

(U.S. Intermediate Bond Series)

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments, at value*	$112,498,443
Receivables:
Fund shares sold	8,855,117
Interest	897,816
Prepaid expenses	1,929

Total assets	122,253,305

Liabilities:
Cash overdraft	26,787
Payable for:
Fund shares redeemed	65,782
Securities purchased	4,470,075
Management fees	50,770
Administration fees	10,439
Transfer agent/maintenance fees	2,084
Custodian fees	196
Directors’ fees	2,120
Professional fees	14,093
Other fees	8,264

Total liabilities	4,650,610

Net assets	$117,602,695

Net assets consist of:
Paid in capital	$132,860,404
Undistributed net investment income	6,289,941
Accumulated net realized loss on sale of investments	(17,440,304)
Net unrealized depreciation in value of investments	(4,107,346)

Net assets	$117,602,695

Capital shares authorized	unlimited
Capital shares outstanding	9,978,267
Net asset value per share (net assets divided by shares outstanding)	$11.79

* Investments, at cost	$116,605,789

Statement of Operations

For Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends	$43,986
Interest	2,093,733

Total investment income	2,137,719

Expenses:
Management fees	370,728
Administration fees	51,365
Transfer agent/maintenance fees	12,653
Custodian fees	2,838
Directors’ fees	5,428
Professional fees	8,948
Reports to shareholders	6,993
Other	2,568

Total expenses	461,521
Expenses waived	(74,146)

Net expenses	387,375

Net investment income	1,750,344

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(9,370,181)

Net realized loss	(9,370,181)

Net unrealized appreciation (depreciation) during the period on:
Investments	12,029,694

Net unrealized appreciation	12,029,694

Net realized and unrealized gain	2,659,513

Net increase in net assets resulting from operations	$4,409,857

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Series E
(U.S. Intermediate Bond Series)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from operations:
Net investment income	$1,750,344	$5,515,405
Net realized loss during the period on investments	(9,370,181)	(3,305,573)
Net unrealized appreciation (depreciation) during the period on investments	12,029,694	(12,398,639)

Net increase (decrease) in net assets resulting from operations	4,409,857	(10,188,807)

Capital share transactions:
Proceeds from sale of shares	46,669,193	46,877,829
Cost of shares redeemed	(32,546,074)	(59,271,743)

Net increase (decrease) from capital share transactions	14,123,119	(12,393,914)

Net increase (decrease) in net assets	18,532,976	(22,582,721)

Net assets:
Beginning of period	99,069,719	121,652,440

End of period	$117,602,695	$99,069,719

Undistributed net investment income at end of period	$6,289,941	$4,539,597

Capital share activity:
Shares sold	4,030,287	3,844,656
Shares redeemed	(2,828,712)	(4,911,549)

Total capital share activity	1,201,575	(1,066,893)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series E
Selected data for each share of capital stock outstanding throughout each period	(U.S. Intermediate Bond Series	)

	Six Months Ended June 30, 2009[a,b]	2008 [b]	2007	2006	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$11.29	$12.36	$12.01	$11.57	$11.36	$11.04

Income (loss) from investment operations:
Net investment income[c]	0.20	0.58	0.60	0.63	0.49	0.50
Net gain (loss) on securities (realized and unrealized)	0.30	(1.65)	(0.25)	(0.19)	(0.28)	(0.08)

Total from investment operations	0.50	(1.07)	0.35	0.44	0.21	0.42

Less distributions:
Dividends from net investment income	—	—	—	—	—	(0.10)

Total distributions	—	—	—	—	—	(0.10)

Net asset value, end of period	$11.79	$11.29	$12.36	$12.01	$11.57	$11.36

Total Return[d]	4.43%	(8.66%)	2.91%	3.80%	1.85%	3.82%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$117,603	$99,070	$121,652	$151,311	$159,386	$159,527

Ratios to average net assets:
Net investment income	3.54%	4.80%	4.90%	4.67%	4.23%	4.42%
Total expenses[e]	0.93%	0.93%	0.91%	0.93%	0.92%	0.89%
Net expenses[f]	0.78%	0.78%	0.76%	0.78%	0.77%	0.75%
Net expenses prior to custodian earnings credits and net of expense waivers	0.78%	0.78%	0.76%	0.78%	0.77%	0.75%

Portfolio turnover rate	135%[g]	34%	31%	64%	60%	39%

[a]	Unaudited figures for the six months ended June 30, 2009. Percentage amounts, except total return, have been annualized.

[b]	Effective November 15, 2008, the Series name became U.S. Intermediate Bond Series. Prior to November 15, 2008 the Series was known as the Diversified Income Series.

[b]	Effective November 15, 2008, the Series name became U.S. Intermediate Bond Series. Prior to November 15, 2008 the Series was known as the Diversified Income Series.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[e]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[g]	Significant variation in the portfolio turnover rate is due to Investment Manager’s appointment of new portfolio manager for the Series.

The accompanying notes are an integral part of the financial statements

This page left blank intentionally.

Series H

ENHANCED INDEX SERIES

Series H
Performance Summary	(Enhanced Index Series	)
June 30, 2009	(unaudited	)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series H (Enhanced Index Series) on June 30, 1999 and reflects the fees and expenses of Series H. The S&P 500 Index is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

Average Annual Returns

Periods Ended 6-30-09[1]	1 Year	5 Years	Since Inception (5-3-99)
Series H	(26.18%)	(3.43%)	(3.18%)

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	8.52%
Consumer Staples	11.50
Energy	12.22
Financials	12.72
Health Care	13.48
Industrials	9.70
Information Technology	18.41
Materials	3.35
Telecommunication Services	3.36
Utilities	3.97
U.S. Government Sponsored Securities	0.37
Cash & Other Assets, Less Liabilities	2.40

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Performance Summary	Series H
June 30, 2009 (unaudited)	(Enhanced Index Series	)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009[1]	Expenses Paid During Period[2]
Series H (Enhanced Index Series)
Actual	$1,000.00	$1,030.09	$4.08
Hypothetical	1,000.00	1,020.78	4.06

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2009 to June 30, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2009 to June 30, 2009 was 3.01%.

[2]

Expenses are equal to the Series annualized expense ratio of 0.81%, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series H
June 30, 2009 (unaudited)	(Enhanced Index Series	)

	Shares	Value
COMMON STOCKS - 97.0%
Advertising - 0.6%
Interpublic Group of Companies, Inc. *	11,943	$60,312
Omnicom Group, Inc.	5,935	187,427

		247,739

Aerospace & Defense - 2.9%
Boeing Company	872	37,060
General Dynamics Corporation	4,337	240,225
Honeywell International, Inc.	2,990	93,886
ITT Corporation	1,921	85,485
L-3 Communications Holdings, Inc.	727	50,439
Lockheed Martin Corporation	1,192	96,135
Northrop Grumman Corporation	4,617	210,905
Raytheon Company	5,128	227,837
United Technologies Corporation	2,994	155,568

		1,197,540

Agricultural Products - 0.6%
Archer-Daniels-Midland Company	8,778	234,987

Air Freight & Logistics - 1.1%
CH Robinson Worldwide, Inc.	1,716	89,489
FedEx Corporation	1,919	106,735
United Parcel Service, Inc. (Cl.B)	5,095	254,699

		450,923

Apparel Retail - 0.7%
Gap, Inc.	10,776	176,726
Ltd. Brands, Inc.	10,411	124,620

		301,346

Apparel, Accessories & Luxury Goods - 0.2%
V.F. Corporation	1,620	89,667

Application Software - 0.1%
Adobe Systems, Inc. *	1,459	41,290

Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	5,003	121,423
Bank of New York Mellon Corporation	3,798	111,319
Invesco, Ltd.	221	3,938
State Street Corporation	2,708	127,818

		364,498

Auto Parts & Equipment - 0.0%
Johnson Controls, Inc.	508	11,034

Automobile Manufacturers - 0.2%
Ford Motor Company *	14,598	88,610

Biotechnology - 1.6%
Amgen, Inc. *	7,753	410,444
Biogen Idec, Inc. *	2,307	104,161
Gilead Sciences, Inc. *	3,401	159,303

		673,908

Broadcasting - 0.1%
CBS Corporation (Cl.B)	6,996	48,412

Building Products - 0.1%
Masco Corporation	6,127	58,697

Cable & Satellite - 0.4%
Comcast Corporation	12,415	179,893

Coal & Consumable Fuels - 0.0%
Peabody Energy Corporation	533	16,075

Commercial Printing - 0.1%
RR Donnelley & Sons Company	4,453	51,744

Communications Equipment - 2.7%
Cisco Systems, Inc. *	31,659	590,124
Motorola, Inc.	20,542	136,193
Qualcomm, Inc.	5,034	227,537
Tellabs, Inc. *	27,253	156,160

		1,110,014

Computer & Electronics Retail - 0.6%
Best Buy Company, Inc.	2,470	82,720
GameStop Corporation *	1,948	42,875
RadioShack Corporation	8,808	122,960

		248,555

Computer Hardware - 5.2%
Apple, Inc. *	3,625	516,309
Dell, Inc. *	16,723	229,607
Hewlett-Packard Company	14,194	548,597
International Business Machines Corporation	8,023	837,761
Sun Microsystems, Inc. *	907	8,363

		2,140,637

Computer Storage & Peripherals - 0.6%
EMC Corporation *	13,461	176,339
QLogic Corporation *	3,047	38,636
SanDisk Corporation *	859	12,619

		227,594

Construction & Engineering - 0.4%
Fluor Corporation	2,855	146,433
Jacobs Engineering Group, Inc. *	162	6,819

		153,252

Consumer Finance - 0.4%
American Express Company	5,573	129,516
Capital One Financial Corporation	1,952	42,710

		172,226

Data Processing & Outsourced Services - 1.0%
Affiliated Computer Services, Inc. *	801	35,580
Automatic Data Processing, Inc.	1,200	42,528
Computer Sciences Corporation *	4,047	179,283
Convergys Corporation *	1,741	16,156
Fidelity National Information Services, Inc.	6,627	132,275
Western Union Company	1,349	22,124

		427,946

Department Stores - 0.5%
JC Penney Company, Inc.	1,334	38,299
Macy’s, Inc.	3,181	37,409
Sears Holdings Corporation *	1,912	127,186

		202,894

Distributors - 0.2%
Genuine Parts Company	2,117	71,047

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series H
June 30, 2009 (unaudited)	(Enhanced Index Series)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
Diversified Banks - 1.8%
U.S. Bancorp	6,674	$119,598
Wells Fargo & Company	24,801	601,672

		721,270

Diversified Chemicals - 1.0%
Dow Chemical Company	10,352	167,081
E.I. Du Pont de Nemours & Company	1,892	48,473
Eastman Chemical Company	115	4,359
PPG Industries, Inc.	3,964	174,019

		393,932

Diversified Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)	2,141	107,286

Diversified Support Services - 0.2%
Cintas Corporation	2,968	67,789

Drug Retail - 0.9%
CVS Caremark Corporation	10,970	349,614
Walgreen Company	780	22,932

		372,546

Education Services - 0.0%
Apollo Group, Inc. *	156	11,095

Electric Utilities - 1.9%
Duke Energy Corporation	8,432	123,023
Edison International	4,550	143,142
Entergy Corporation	1,821	141,164
Exelon Corporation	892	45,679
FirstEnergy Corporation	1,716	66,495
FPL Group, Inc.	117	6,653
Pepco Holdings, Inc.	8,686	116,740
Pinnacle West Capital Corporation	4,012	120,962

		763,858

Electrical Components & Equipment - 0.9%
Cooper Industries, Ltd.	4,494	139,539
Emerson Electric Company	6,444	208,785
Rockwell Automation, Inc.	239	7,677

		356,001

Electronic Components - 0.0%
Corning, Inc.	810	13,009

Electronic Manufacturing Services - 0.0%
Jabil Circuit, Inc.	1,262	9,364

Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings, Inc.	240	17,794
Monsanto Company	1,039	77,239

		95,033

Food Distributors - 0.4%
Sysco Corporation	6,637	149,200

Food Retail - 0.3%
Kroger Company	3,221	71,023
Safeway, Inc.	3,316	67,547

		138,570

General Merchandise Stores - 0.2%
Big Lots, Inc. *	571	12,008
Family Dollar Stores, Inc.	1,336	37,809
Target Corporation	423	16,696

		66,513

Gold - 0.1%
Newmont Mining Corporation	693	28,323

Health Care Distributors - 0.4%
AmerisourceBergen Corporation	7,704	136,669
McKesson Corporation	981	43,164

		179,833

Health Care Equipment - 1.8%
Baxter International, Inc.	2,708	143,416
Becton Dickinson & Company	1,671	119,159
Boston Scientific Corporation *	819	8,305
CR Bard, Inc.	11	819
Hospira, Inc. *	2,302	88,673
Medtronic, Inc.	9,003	314,114
Stryker Corporation	1,444	57,385

		731,871

Health Care Services - 0.4%
Express Scripts, Inc. *	390	26,813
Medco Health Solutions, Inc. *	3,255	148,460

		175,273

Health Care Technology - 0.1%
IMS Health, Inc.	1,998	25,375

Home Improvement Retail - 0.8%
Home Depot, Inc.	12,951	306,032
Lowe’s Companies, Inc.	1,643	31,891

		337,923

Homebuilding - 0.3%
Centex Corporation	608	5,144
DR Horton, Inc.	5,710	53,446
Lennar Corporation	2,286	22,151
Pulte Homes, Inc.	5,870	51,832

		132,573

Hotels, Resorts & Cruise Lines - 0.1%
Carnival Corporation	383	9,870
Marriott International, Inc.	1,360	30,015
Wyndham Worldwide Corporation	273	3,309

		43,194

Household Appliances - 0.1%
Black & Decker Corporation	779	22,326
Whirlpool Corporation	148	6,299

		28,625

Household Products - 2.7%
Clorox Company	1,035	57,784
Colgate-Palmolive Company	268	18,958
Kimberly-Clark Corporation	4,782	250,720
Procter & Gamble Company	14,508	741,360

		1,068,822

Human Resources & Employment Services - 0.1%
Robert Half International, Inc.	1,306	30,848

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series H
June 30, 2009 (unaudited)	(Enhanced Index Series)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
Hypermarkets & Super Centers - 1.6%
Wal-Mart Stores, Inc.	13,931	$674,818

Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	4,647	123,517

Industrial Conglomerates - 2.3%
3M Company	5,833	350,563
General Electric Company	50,288	589,375

		939,938

Industrial Machinery - 1.1%
Dover Corporation	5,152	170,480
Eaton Corporation	788	35,153
Illinois Tool Works, Inc.	4,526	169,001
Ingersoll-Rand Company, Ltd.	687	14,358
Parker Hannifin Corporation	1,367	58,726

		447,718

Industrial REIT’s - 0.1%
ProLogis	5,331	42,968

Insurance Brokers - 0.0%
AON Corporation	528	19,995

Integrated Oil & Gas - 9.3%
Chevron Corporation	12,003	795,199
ConocoPhillips	10,502	441,714
Exxon Mobil Corporation [1]	26,518	1,853,873
Marathon Oil Corporation	4,959	149,415
Murphy Oil Corporation	3,367	182,895
Occidental Petroleum Corporation	5,335	351,096

		3,774,192

Integrated Telecommunication Services - 3.0%
AT&T, Inc.	26,839	666,680
CenturyTel, Inc.	5,268	161,728
Qwest Communications International, Inc.	14,624	60,690
Verizon Communications, Inc.	10,759	330,624

		1,219,722

Internet Retail - 0.3%
Amazon.com, Inc. *	1,650	138,039

Internet Software & Services - 1.7%
eBay, Inc. *	6,165	105,606
Google, Inc. *	1,092	460,377
Yahoo!, Inc. *	7,600	119,016

		684,999

Investment Banking & Brokerage - 1.2%
Goldman Sachs Group, Inc.	3,457	509,700

Life & Health Insurance - 0.7%
Aflac, Inc.	1,225	38,085
Lincoln National Corporation	847	14,577
MetLife, Inc.	1,308	39,253
Prudential Financial, Inc.	2,268	84,415
Torchmark Corporation	296	10,964
Unum Group	5,232	82,980

		270,274

Life Sciences Tools & Services - 0.2%
PerkinElmer, Inc.	1,053	18,322
Thermo Fisher Scientific, Inc. *	1,716	69,962

		88,284

Managed Health Care - 1.4%
Aetna, Inc.	1,699	42,560
Cigna Corporation	583	14,044
Humana, Inc. *	1,721	55,519
UnitedHealth Group, Inc.	11,579	289,244
WellPoint, Inc. *	3,581	182,237

		583,604

Metal & Glass Containers - 0.2%
Owens-Illinois, Inc. *	927	25,965
Pactiv Corporation *	2,246	48,806

		74,771

Movies & Entertainment - 1.5%
News Corporation	10,573	96,320
Time Warner, Inc.	9,601	241,848
Viacom, Inc. (Cl.B) *	3,919	88,961
Walt Disney Company	6,926	161,584

		588,713

Multi-Line Insurance - 0.6%
American International Group, Inc.	22,031	25,556
Genworth Financial, Inc.	3,498	24,451
Hartford Financial Services Group, Inc.	1,005	11,929
Loews Corporation *	6,868	188,184

		250,120

Multi-Sector Holdings - 0.0%
Leucadia National Corporation	467	9,849

Multi-Utilities - 1.8%
Centerpoint Energy, Inc.	10,071	111,587
DTE Energy Company	4,824	154,368
PG&E Corporation	3,890	149,532
Public Service Enterprise Group, Inc.	3,861	125,984
Sempra Energy	3,949	195,989

		737,460

Office Electronics - 0.0%
Xerox Corporation	1,960	12,701

Office REIT’s - 0.1%
Boston Properties, Inc.	569	27,141

Office Services & Supplies - 0.1%
Avery Dennison Corporation	545	13,996
Pitney Bowes, Inc.	1,321	28,969

		42,965

Oil & Gas Drilling - 0.4%
Diamond Offshore Drilling, Inc.	475	39,449
ENSCO International, Inc.	1,950	67,996
Nabors Industries, Ltd. *	2,563	39,932

		147,377

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series H
June 30, 2009 (unaudited)	(Enhanced Index Series)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
Oil & Gas Equipment & Services - 1.0%
BJ Services Company	4,721	$64,347
Cameron International Corporation *	2,084	58,977
National Oilwell Varco, Inc. *	3,560	116,270
Schlumberger, Ltd.	3,368	182,243

		421,837

Oil & Gas Exploration & Production - 1.2%
Anadarko Petroleum Corporation	5,021	227,903
Apache Corporation	3,195	230,519
Devon Energy Corporation	880	47,960

		506,382

Oil & Gas Refining & Marketing - 0.3%
Sunoco, Inc.	2,145	49,764
Tesoro Corporation	3,087	39,298
Valero Energy Corporation	2,835	47,883

		136,945

Other Diversified Financial Services - 4.0%
Bank of America Corporation	39,950	527,340
JPMorgan Chase & Company	22,739	775,628
Morgan Stanley	11,089	316,147

		1,619,115

Packaged Foods & Meats - 1.5%
Campbell Soup Company	1,222	35,951
Dean Foods Company *	8,231	157,953
Kellogg Company	3,411	158,850
Kraft Foods, Inc.	1,854	46,980
Sara Lee Corporation	16,686	162,856
Tyson Foods, Inc.	5,602	70,641

		633,231

Paper Packaging - 0.5%
Bemis Company, Inc.	1,950	49,140
Sealed Air Corporation	8,136	150,109

		199,249

Paper Products - 0.1%
International Paper Company	3,886	58,795

Pharmaceuticals - 7.6%
Abbott Laboratories	6,640	312,346
Bristol-Myers Squibb Company	6,133	124,561
Eli Lilly & Company	6,923	239,813
Forest Laboratories, Inc. *	6,693	168,061
Johnson & Johnson	13,067	742,205
Merck & Company, Inc.	10,625	297,075
Mylan, Inc. *	4,538	59,221
Pfizer, Inc.	41,920	628,800
Schering-Plough Corporation	6,961	174,860
Watson Pharmaceuticals, Inc. *	820	27,601
Wyeth	6,298	285,866

		3,060,409

Property & Casualty Insurance - 1.0%
Allstate Corporation	2,034	49,630
Chubb Corporation	2,795	111,465
Travelers Companies, Inc.	5,873	241,027
XL Capital, Ltd.	1,504	17,236

		419,358

Publishing - 0.4%
McGraw-Hill Companies, Inc.	2,695	81,147
Meredith Corporation	422	10,782
Washington Post Company (Cl.B)	150	52,827

		144,756

Railroads - 0.4%
CSX Corporation	1,699	58,836
Norfolk Southern Corporation	3,128	117,833
Union Pacific Corporation	7	364

		177,033

Regional Banks - 0.7%
BB&T Corporation	6,433	141,397
Marshall & Ilsley Corporation	2,340	11,232
PNC Financial Services Group, Inc.	1,985	77,038
Regions Financial Corporation	8,678	35,059
SunTrust Banks, Inc.	1,718	28,261

		292,987

Restaurants - 1.0%
Darden Restaurants, Inc.	443	14,610
McDonald’s Corporation	6,257	359,715
Yum! Brands, Inc.	384	12,803

		387,128

Retail REIT’s - 0.1%
Kimco Realty Corporation	2,656	26,693

Semiconductor Equipment - 0.1%
Novellus Systems, Inc. *	1,470	24,549

Semiconductors - 2.4%
Broadcom Corporation *	112	2,776
Intel Corporation	35,107	581,021
Texas Instruments, Inc.	13,815	294,260
Xilinx, Inc.	5,856	119,814

		997,871

Soft Drinks - 2.0%
Coca-Cola Company	6,974	334,682
Coca-Cola Enterprises, Inc.	9,815	163,420
Dr Pepper Snapple Group, Inc. *	2,053	43,503
Pepsi Bottling Group, Inc.	673	22,774
PepsiCo, Inc.	4,907	269,689

		834,068

Specialized Consumer Services - 0.2%
H&R Block, Inc.	3,727	64,216

Specialized Finance - 0.2%
CME Group, Inc.	329	102,355

Specialized REIT’s - 0.7%
HCP, Inc.	3,978	84,294
Host Hotels & Resorts, Inc.	4,471	37,512
Public Storage, Inc.	2,297	150,407

		272,213

Specialty Chemicals - 0.4%
International Flavors & Fragrances, Inc.	4,835	158,201
Sigma-Aldrich Corporation	29	1,437

		159,638

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series H
June 30, 2009 (unaudited)	(Enhanced Index Series	)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
Specialty Stores - 0.1%
Office Depot, Inc. *	12,416	$56,617

Steel - 0.6%
AK Steel Holding Corporation	1,109	21,282
Nucor Corporation	3,897	173,144
United States Steel Corporation	1,702	60,829

		255,255

Systems Software - 4.5%
BMC Software, Inc. *	1,973	66,668
CA, Inc.	5,474	95,412
Microsoft Corporation	44,180	1,050,158
Novell, Inc. *	9,047	40,983
Oracle Corporation	20,959	448,941
Symantec Corporation *	9,550	148,598

		1,850,760

Tobacco - 1.5%
Altria Group, Inc.	15,974	261,814
Lorillard, Inc.	704	47,710
Philip Morris International, Inc.	6,691	291,861

		601,385

Wireless Telecommunication Services - 0.4%
Sprint Nextel Corporation *	32,792	157,730

TOTAL COMMON STOCKS (cost $44,770,568)		$39,728,094

	Shares	Value
PREFERRED STOCK - 0.2%
Other Diversified Financial Services - 0.2%
Citigroup, Inc.
8.125%	4,737	$88,487

TOTAL PREFERRED STOCK (cost $63,516)		$88,487

	Principal Amount	Value
U.S. GOVERNMENT SECURITIES - 0.4%
U.S. Treasury Bill
0.28%, 11/19/2009	$150,000	$149,850

TOTAL U.S. GOVERNMENT SECURITIES (cost $149,838)		$149,850

Total Investments - 97.6% (cost $44,983,922)		$39,966,431
Cash & Other Assets, Less Liabilities - 2.4%		982,638

Total Net Assets - 100.0%		$40,949,069

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $46,608,799.

*	Non-income producing security

[1]	Security is segregated as collateral for open futures contracts.

The accompanying notes are an integral part of the financial statements

Series H
(Enhanced Index Series)

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments, at value*	$39,966,431
Cash	937,794
Receivables:
Fund shares sold	53,666
Dividends	55,495
Prepaid expenses	1,693

Total assets	41,015,079

Liabilities:
Payable for:
Fund shares redeemed	17,935
Variation margin on futures	8,152
Management fees	17,054
Administration fees	4,740
Transfer agent/maintenance fees	2,083
Directors’ fees	577
Professional fees	10,327
Other fees	5,142

Total liabilities	66,010

Net assets	$40,949,069

Net assets consist of:
Paid in capital	$65,644,624
Undistributed net investment income	1,356,909
Accumulated net realized loss on sale of investments	(21,009,121)
Net unrealized depreciation in value of investments	(5,043,343)

Net assets	$40,949,069

Capital shares authorized	unlimited
Capital shares outstanding	5,692,726
Net asset value per share (net assets divided by shares outstanding)	$7.19

* Investments, at cost	$44,983,922

Statement of Operations

For Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends	$518,218
Interest	444

Total investment income	518,662

Expenses:
Management fees	145,336
Administration fees	21,264
Transfer agent/maintenance fees	12,590
Custodian fees	4,798
Directors’ fees	1,967
Professional fees	13,112
Reports to shareholders	4,060
Other	1,521

Total expenses	204,648
Expenses waived	(48,445)

Net expenses	156,203

Net investment income	362,459

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(7,114,395)
Futures	83,287

Net realized loss	(7,031,108)

Net unrealized appreciation (depreciation) during the period on:
Investments	7,626,325
Futures	(44,049)

Net unrealized appreciation	7,582,276

Net realized and unrealized gain	551,168

Net increase in net assets resulting from operations	$913,627

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Series H
	(Enhanced Index Series	)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from operations:
Net investment income	$362,459	$994,450
Net realized loss during the period on investments	(7,031,108)	(12,878,004)
Net unrealized appreciation (depreciation) during the period on investments	7,582,276	(15,946,663)

Net increase (decrease) in net assets resulting from operations	913,627	(27,830,217)

Capital share transactions:
Proceeds from sale of shares	3,759,660	15,012,095
Cost of shares redeemed	(7,361,629)	(27,073,231)

Net decrease from capital share transactions	(3,601,969)	(12,061,136)

Net decrease in net assets	(2,688,342)	(39,891,353)

Net assets:
Beginning of period	43,637,411	83,528,764

End of period	$40,949,069	$43,637,411

Undistributed net investment income at end of period	$1,356,909	$994,450

Capital share activity:
Shares sold	583,213	1,623,139
Shares redeemed	(1,144,901)	(2,843,320)

Total capital share activity	(561,688)	(1,220,181)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series H
Selected data for each share of capital stock outstanding throughout each period	(Enhanced Index Series)

	Six Months Ended June 30, 2009[a]	2008	2007	2006[b]	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$6.98	$11.18	$11.07	$9.58	$9.12	$8.31

Income (loss) from investment operations:
Net investment income[c]	0.06	0.15	0.14	0.03	0.11	0.11
Net gain (loss) on securities (realized and unrealized)	0.15	(4.35)	(0.03)	1.46	0.35	0.71

Total from investment operations	0.21	(4.20)	0.11	1.49	0.46	0.82

Less distributions:
Dividends from net investment income	—	—	—	—	—	(0.01)

Total distributions	—	—	—	—	—	(0.01)

Net asset value, end of period	$7.19	$6.98	$11.18	$11.07	$9.58	$9.12

Total Return[d]	3.01%	(37.57%)	0.99%	15.55%	5.04%	9.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,949	$43,637	$83,529	$110,030	$40,101	$38,822

Ratios to average net assets:
Net investment income	1.87%	1.60%	1.25%	1.23%	1.15%	1.32%
Total expenses[e]	1.06%	0.99%	0.94%	0.98%	1.04%	0.99%
Net expenses[f]	0.81%	0.74%	0.69%	0.73%	0.79%	0.74%
Net expenses prior to custodian earnings credits and net of expense waivers	0.81%	0.74%	0.69%	0.73%	0.79%	0.74%

Portfolio turnover rate	89%	106%	89%	119%	106%	98%

[a]	Unaudited figures for the six months ended June 30, 2009. Percentage amounts, except total return, have been annualized.

[b]

The financial highlights for Series H exclude the historical financial highlights for Series W. The assets of Series W were acquired by Series H on June 16, 2006. A total of $53,926,052 was excluded from purchases in the portfolio turnover calculation, which represents the cost of the securities Series H received as a result of the merger.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[e]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

This page left blank intentionally.

Series J

MID CAP GROWTH SERIES

Series J
Performance Summary	(Mid Cap Growth Series)
June 30, 2009	(unaudited)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series J (Mid Cap Growth Series) on June 30, 1999 and reflects the fees and expenses of Series J. The Russell MidCap Growth Index is an unmanaged capitalization-weighted Index that is designed to measure the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

Average Annual Returns

Periods Ended 6-30-09[1]	1 Year	5 Years	10 Years
Series J	(27.35%)	(5.42%)	2.06%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	18.51%
Consumer Staples	2.13
Energy	8.21
Financials	4.09
Health Care	11.60
Industrials	10.85
Information Technology	25.21
Materials	6.52
Exchange Traded Funds	6.11
Repurchase Agreement	6.48
Cash & Other Assets, Less Liabilities	0.29

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Performance Summary	Series J
June 30, 2009 (unaudited)	(Mid Cap Growth Series	)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009[1]	Expenses Paid During Period[2]
Series J (Mid Cap Growth Series)
Actual	$1,000.00	$1,193.34	$5.06
Hypothetical	1,000.00	1,020.18	4.66

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2009 to June 30, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2009 to June 30, 2009 was 19.33%.

[2]

Expenses are equal to the Series annualized expense ratio of 0.93%, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series J
June 30, 2009 (unaudited)	(Mid Cap Growth Series	)

	Shares	Value
COMMON STOCKS - 93.2%
Advertising - 2.1%
Omnicom Group, Inc.	92,120	$2,909,150

Aerospace & Defense - 4.7%
Goodrich Corporation	97,085	4,851,338
Precision Castparts Corporation	23,395	1,708,537

		6,559,875

Apparel Retail - 3.1%
Gap, Inc.	126,980	2,082,472
TJX Companies, Inc.	69,420	2,183,952

		4,266,424

Application Software - 1.6%
Nuance Communications, Inc. *	187,770	2,270,139

Asset Management & Custody Banks - 2.0%
BlackRock, Inc.	15,350	2,692,697

Biotechnology - 3.2%
Genzyme Corporation *	41,340	2,301,399
Gilead Sciences, Inc. *	45,735	2,142,227

		4,443,626

Casinos & Gaming - 3.8%
Penn National Gaming, Inc. *	90,945	2,647,408
WMS Industries, Inc. *	81,215	2,559,085

		5,206,493

Coal & Consumable Fuels - 0.9%
Peabody Energy Corporation	40,050	1,207,908

Construction & Engineering - 2.1%
Aecom Technology Corporation *	90,740	2,903,680

Data Processing & Outsourced Services - 3.9%
Alliance Data Systems Corporation *	79,850	3,289,022
Global Payments, Inc.	56,800	2,127,728

		5,416,750

Distributors - 1.0%
LKQ Corporation *	86,595	1,424,488

Electrical Components & Equipment - 2.3%
Baldor Electric Company	30,800	732,732
Regal-Beloit Corporation	26,390	1,048,211
Roper Industries, Inc.	29,800	1,350,238

		3,131,181

Exchange Traded Funds - 6.1%
iShares Russell Midcap Growth Index Fund	231,345	8,432,525

Food Retail - 2.1%
Kroger Company	133,140	2,935,737

Health Care Equipment - 3.2%
Beckman Coulter, Inc.	76,295	4,359,496

Home Entertainment Software - 3.8%
Activision Blizzard, Inc. *	418,350	5,283,761

Homefurnishing Retail - 2.0%
Bed Bath & Beyond, Inc. *	87,670	2,695,853

Housewares & Specialties - 2.8%
Jarden Corporation *	206,300	3,868,125

Industrial Gases - 4.5%
AirGas, Inc.	77,475	3,140,062
Praxair, Inc.	44,130	3,136,319

		6,276,381

IT Consulting & Other Services - 5.3%
Amdocs, Ltd. *	113,360	2,431,572
Cognizant Technology Solutions Corporation *	177,890	4,749,662

		7,181,234

Leisure Facilities - 1.7%
Life Time Fitness, Inc. *	118,940	2,379,989

Life Sciences Tools & Services - 2.4%
Thermo Fisher Scientific, Inc. *	82,020	3,343,955

Metal & Glass Containers - 2.0%
Ball Corporation	60,286	2,722,516

Multi-Line Insurance - 2.1%
HCC Insurance Holdings, Inc.	123,025	2,953,830

Oil & Gas Equipment & Services - 5.8%
National Oilwell Varco, Inc. *	104,405	3,409,867
Weatherford International, Ltd. *	236,290	4,621,833

		8,031,700

Oil & Gas Storage & Transportation - 1.5%
Williams Companies, Inc.	133,535	2,084,481

Pharmaceuticals - 2.8%
Teva Pharmaceutical Industries, Ltd. ADR	78,005	3,848,767

Railroads - 1.7%
Union Pacific Corporation	45,440	2,365,606

Restaurants - 2.0%
Darden Restaurants, Inc.	84,565	2,788,954

Semiconductors - 6.6%
Fairchild Semiconductor International, Inc. *	273,810	1,913,932
ON Semiconductor Corporation *	571,905	3,923,268
Skyworks Solutions, Inc. *	315,630	3,086,861

		8,924,061

Systems Software - 4.1%
Sybase, Inc. *	45,030	1,411,240

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series J
June 30, 2009 (unaudited)	(Mid Cap Growth Series	)

	Shares	Value
COMMON STOCKS - 93.2% (continued)
Systems Software - 4.1% (continued)
Symantec Corporation *	275,840	$4,292,071

		5,703,311

TOTAL COMMON STOCKS (cost $126,549,073)		$128,612,693

	Shares	Value
WARRANTS - 0.0%
Nova Biosource Fuels, Inc.
$2.40, 7/5/2011	358,100	2,843

TOTAL WARRANTS (cost $369,900)		$2,843

	Principal Amount	Value
REPURCHASE AGREEMENT - 6.5%
UMB Financial Corp, 0.07%, dated 6/30/09, matures 7/01/09; repurchase amount $8,941,017 (Collateralized by GNMA, 4.00%, 4/15/24 with a value of $9,119,820)	$8,941,000	$8,941,000

TOTAL REPURCHASE AGREEMENT (cost $8,941,000)		$8,941,000

Total Investments - 99.7% (cost $135,859,973)		$137,556,536
Cash & Other Assets, Less Liabilities - 0.3%		396,365

Total Net Assets - 100.0%		$137,952,901

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $138,001,317.

ADR	American Depositary Receipt

*	Non-income producing security

The accompanying notes are an integral part of the financial statements

Series J

(Mid Cap Growth Series)

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments, at value*	$137,556,536
Cash	571
Receivables:
Fund shares sold	271,423
Securities sold	2,674,383
Dividends	65,736
Prepaid expenses	2,937

Total assets	140,571,586

Liabilities:
Payable for:
Fund shares redeemed	39,375
Securities purchased	2,435,136
Management fees	85,996
Administration fees	11,238
Transfer agent/maintenance fees	2,083
Custodian fees	1,142
Directors’ fees	1,944
Professional fees	21,771
Other fees	20,000

Total liabilities	2,618,685

Net assets	$137,952,901

Net assets consist of:
Paid in capital	$223,876,469
Accumulated net investment loss	(124,037)
Accumulated net realized loss on sale of investments	(87,496,094)
Net unrealized appreciation in value of investments	1,696,563

Net assets	$137,952,901

Capital shares authorized	unlimited
Capital shares outstanding	6,877,987
Net asset value per share (net assets divided by shares outstanding)	$20.06

* Investments, at cost	$135,859,973

Statement of Operations

For Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends	$439,561
Interest	2,738

Total investment income	442,299

Expenses:
Management fees	458,541
Administration fees	58,296
Transfer agent/maintenance fees	12,631
Custodian fees	779
Directors’ fees	6,246
Professional fees	13,853
Reports to shareholders	11,786
Other	4,204

Total expenses	566,336

Net investment loss	(124,037)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(16,779,050)

Net realized loss	(16,779,050)

Net unrealized appreciation (depreciation) during the period on:
Investments	38,361,579

Net unrealized appreciation	38,361,579

Net realized and unrealized gain	21,582,529

Net increase in net assets resulting from operations	$21,458,492

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Series J
	(Mid Cap Growth Series	)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from operations:
Net investment loss	$(124,037)	$(105,176)
Net realized loss during the period on investments	(16,779,050)	(46,515,676)
Net unrealized appreciation (depreciation) during the period on investments	38,361,579	(40,063,644)

Net increase (decrease) in net assets resulting from operations	21,458,492	(86,684,496)

Capital share transactions:
Proceeds from sale of shares	14,544,377	37,579,885
Cost of shares redeemed	(20,079,754)	(80,932,084)

Net decrease from capital share transactions	(5,535,377)	(43,352,199)

Net increase (decrease) in net assets	15,923,115	(130,036,695)

Net assets:
Beginning of period	122,029,786	252,066,481

End of period	$137,952,901	$122,029,786

Accumulated net investment loss at end of period	$(124,037)	$—

Capital share activity:
Shares sold	805,297	1,587,753
Shares redeemed	(1,187,224)	(3,329,065)

Total capital share activity	(381,927)	(1,741,312)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series J
Selected data for each share of capital stock outstanding throughout each period	(Mid Cap Growth Series	)

	Six Months Ended June 30, 2009[a]	2008	2007	2006	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$16.81	$28.00	$31.26	$29.79	$27.63	$25.09

Income (loss) from investment operations:
Net investment loss[b]	(0.02)	(0.01)	(0.04)	(0.16)	(0.13)	(0.14)
Net gain (loss) on securities (realized and unrealized)	3.27	(11.18)	(3.22)	1.63	2.29	2.68

Total from investment operations	3.25	(11.19)	(3.26)	1.47	2.16	2.54

Net asset value, end of period	$20.06	$16.81	$28.00	$31.26	$29.79	$27.63

Total Return[c]	19.33%	(39.96%)	(10.43%)	4.93%	7.82%	10.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$137,953	$122,030	$252,066	$380,664	$420,798	$437,789

Ratios to average net assets:
Net investment loss	(0.20%)	(0.06%)	(0.14%)	(0.48%)	(0.47%)	(0.53%)
Total expenses[d]	0.93%	0.91%	0.90%	0.90%	0.90%	0.88%
Net expenses[e]	0.93%	0.91%	0.90%	0.90%	0.90%	0.88%
Net expenses prior to custodian earnings credits and net of expense waivers	0.93%	0.91%	0.90%	0.90%	0.90%	0.88%

Portfolio turnover rate	125%	203%[f]	34%	29%	29%	37%

[a]	Unaudited figures for the six months ended June 30, 2009. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[f]	Significant variation in the portfolio turnover rate is due to investment Manager’s appointment of new portfolio manager for the Series.

The accompanying notes are an integral part of the financial statements

Series N

MANAGED ASSET ALLOCATION SERIES

Series N
Performance Summary	(Managed Asset Allocation Series	)
June 30, 2009	(unaudited	)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series N (Managed Asset Allocation Series) on June 30, 1999 and reflects the fees and expenses of Series N. The blended index is 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index. The S&P 500 Index is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that tracks investment grade bonds including U.S. Treasury and agency issues, corporate bond issues, asset-backed, commercial mortgage-backed and mortgage-backed securities and Yankee issues.

Average Annual Returns

Periods Ended 6-30-09[1]	1 Year	5 Years	10 Years
Series N	(15.70%)	1.00%	1.72%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector for Equity Holdings & Quality Ratings (Based on Standard and Poor’s Ratings) for Fixed Income Holdings

Consumer Discretionary	6.76%
Consumer Staples	7.41
Energy	7.48
Financials	10.06
Health Care	8.43
Industrials	6.69
Information Technology	10.11
Materials	2.56
Telecommunication Services	2.72
Utilities	2.58
AAA	18.88
AA	0.97
A	4.07
BBB	5.72
BB	1.36
B	0.93
CCC	0.35
CC	0.04
Not Rated	0.16
Short Term Investments	2.67
Cash & Other Assets, Less Liabilities	0.05

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Performance Summary	Series N
June 30, 2009 (unaudited)	(Managed Asset Allocation Series	)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009[1]	Expenses Paid During Period[2]
Series N (Managed Asset Allocation Series)
Actual	$1,000.00	$1,079.61	$8.51
Hypothetical	1,000.00	1,016.61	8.25

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2009 to June 30, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2009 to June 30, 2009 was 7.96%.

[2]

Expenses are equal to the Series annualized expense ratio of 1.65%, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series N
June 30, 2009 (unaudited)	(Managed Asset Allocation Series	)

	Shares	Value
COMMON STOCKS - 52.2%
Advertising - 0.2%
Lamar Advertising Company *	1,150	$17,561
Omnicom Group, Inc.	3,200	101,056

		118,617

Aerospace & Defense - 1.5%
American Science & Engineering, Inc.	300	20,736
Boeing Company	2,890	122,825
General Dynamics Corporation	1,300	72,007
Goodrich Corporation	1,000	49,970
Honeywell International, Inc.	3,200	100,480
Lockheed Martin Corporation	1,800	145,170
Northrop Grumman Corporation	1,800	82,224
Precision Castparts Corporation	400	29,212
Raytheon Company	1,300	57,759
Rockwell Collins, Inc.	1,300	54,249
Teledyne Technologies, Inc. *	400	13,100
Triumph Group, Inc.	400	16,000
United Technologies Corporation	4,610	239,535

		1,003,267

Agricultural Products - 0.1%
Archer-Daniels-Midland Company	1,700	45,509
Bunge, Ltd.	400	24,100

		69,609

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	800	41,720
Expeditors International of Washington, Inc.	1,000	33,340
United Parcel Service, Inc. (Cl.B)	4,100	204,959
UTi Worldwide, Inc. *	1,300	14,820

		294,839

Airlines - 0.1%
Airtran Holdings, Inc. *	1,300	8,047
AMR Corporation *	1,000	4,020
Skywest, Inc.	600	6,120
Southwest Airlines Company	5,900	39,707

		57,894

Apparel Retail - 0.2%
American Eagle Outfitters, Inc.	1,000	14,170
Gap, Inc.	6,500	106,600
J Crew Group, Inc. *	400	10,808
Ross Stores, Inc.	700	27,020
Tween Brands, Inc. *	400	2,672

		161,270

Apparel, Accessories & Luxury Goods - 0.1%
Anvil Holdings, Inc. 1,*	30	38
Coach, Inc.	2,600	69,888
Fossil, Inc. *	700	16,856

		86,782

Application Software - 0.5%
Autodesk, Inc. *	11,400	216,372
Cadence Design Systems, Inc. *	2,600	15,340
Factset Research Systems, Inc.	320	15,958
Jack Henry & Associates, Inc.	1,100	22,825
Salary.com, Inc. *	1,400	4,242
Salesforce.com, Inc. *	1,700	64,889
Symyx Technologies *	1,800	10,530
Taleo Corporation *	700	12,789

		362,945

Asset Management & Custody Banks - 0.7%
Ameriprise Financial, Inc.	2,640	64,073
Bank of New York Mellon Corporation	4,400	128,964
BlackRock, Inc.	50	8,771
Eaton Vance Corporation	700	18,725
Franklin Resources, Inc.	200	14,402
Invesco, Ltd.	3,500	62,370
Northern Trust Corporation	1,500	80,520
State Street Corporation	2,600	122,720
Waddell & Reed Financial, Inc.	700	18,459

		519,004

Auto Parts & Equipment - 0.1%
Gentex Corporation	1,700	19,720
Johnson Controls, Inc.	3,800	82,536

		102,256

Automobile Manufacturers - 0.0%
Thor Industries, Inc.	300	5,511
Winnebago Industries	700	5,201

		10,712

Automotive Retail - 0.1%
AutoZone, Inc. *	400	60,444
Carmax, Inc. *	1,100	16,170

		76,614

Biotechnology - 1.0%
Alkermes, Inc. *	1,100	11,902
Amgen, Inc. *	4,010	212,289
Biogen Idec, Inc. *	1,100	49,665
BioMarin Pharmaceutical, Inc. *	700	10,927
Celgene Corporation *	2,800	133,952
Cephalon, Inc. *	500	28,325
Genzyme Corporation *	200	11,134
Gilead Sciences, Inc. *	5,600	262,304
Human Genome Sciences, Inc. *	4,700	13,442
Incyte Corporation, Ltd. *	800	2,632
Martek Biosciences Corporation	400	8,460
Maxygen, Inc. *	1,500	10,080
Vertex Pharmaceuticals, Inc. *	400	14,256

		769,368

Brewers - 0.1%
Boston Beer Company, Inc. *	600	17,754
Compania Cervecerias Unidas S.A. ADR	1,100	38,500

		56,254

Broadcasting - 0.1%
Discovery Communications, Inc. *	2,083	46,972
Discovery Communications, Inc. (Cl. C) *	2,983	61,241

		108,213

Building Products - 0.1%
Masco Corporation	5,000	47,900
Universal Forest Products, Inc.	600	19,854
USG Corporation *	600	6,042

		73,796

Cable & Satellite - 0.4%
Cablevision Systems Corporation	3,700	71,817
DIRECTV Group, Inc. *	600	14,826
DISH Network Corporation *	800	12,968
Liberty Global, Inc. *	1,075	17,082

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2009 (unaudited)	(Managed Asset Allocation Series	)

	Shares	Value
COMMON STOCKS - 52.2% (continued)
Cable & Satellite - 0.4% (continued)
Liberty Media Corporation - Entertainment *	600	$16,050
Scripps Networks Interactive, Inc.	500	13,915
Time Warner Cable, Inc.	5,741	181,806

		328,464

Casinos & Gaming - 0.1%
International Game Technology	1,900	30,210
MGM Mirage *	8,701	55,599

		85,809

Coal & Consumable Fuels - 0.2%
Arch Coal, Inc.	800	12,296
Consol Energy, Inc.	1,500	50,940
Foundation Coal Holdings, Inc.	600	16,866
Peabody Energy Corporation	900	27,144
Westmoreland Coal Company *	1,000	8,100

		115,346

Commodity Chemicals - 0.0%
Koppers Holdings, Inc.	800	21,096

Communications Equipment - 1.4%
Blue Coat Systems, Inc. *	600	9,924
Cisco Systems, Inc. *	16,100	300,104
F5 Networks, Inc. *	1,000	34,590
Finisar Corporation *	5,700	3,249
Ixia *	2,100	14,154
JDS Uniphase Corporation *	6,100	34,892
Juniper Networks, Inc. *	5,900	139,240
Motorola, Inc.	9,500	62,985
Palm, Inc. *	2,700	44,739
Qualcomm, Inc.	7,700	348,040

		991,917

Computer & Electronics Retail - 0.0%
Best Buy Company, Inc.	500	16,745
Rent-A-Center, Inc. *	1,100	19,613

		36,358

Computer Hardware - 2.2%
Apple, Inc. *	4,000	569,719
Avid Technology, Inc. *	800	10,728
Dell, Inc. *	9,800	134,554
Hewlett-Packard Company	10,100	390,365
International Business Machines Corporation	5,320	555,514

		1,660,880

Computer Storage & Peripherals - 0.3%
EMC Corporation *	7,700	100,870
Isilon Systems, Inc. *	2,100	8,904
NetApp, Inc. *	1,500	29,580
SanDisk Corporation *	5,100	74,919

		214,273

Construction & Engineering - 0.1%
Fluor Corporation	1,100	56,419
Foster Wheeler AG *	800	19,000
Insituform Technologies, Inc. *	1,000	16,970
Quanta Services, Inc. *	600	13,878

		106,267

Construction & Farm Machinery & Heavy Trucks - 0.3%
Deere & Company	2,700	107,865
Joy Global, Inc.	600	21,432
Oshkosh Truck Corporation	940	13,668
Paccar, Inc.	1,600	52,016

		194,981

Construction Materials - 0.1%
Vulcan Materials Company	1,300	56,030

Consumer Electronics - 0.0%
Harman International Industries, Inc.	400	7,520

Consumer Finance - 0.3%
American Express Company	4,900	113,876
SLM Corporation *	10,500	107,835

		221,711

Data Processing & Outsourced Services - 0.6%
Automatic Data Processing, Inc.	2,300	81,512
Computer Sciences Corporation *	600	26,580
Fidelity National Information Services, Inc.	1,300	25,948
Fiserv, Inc. *	1,000	45,700
Global Payments, Inc.	600	22,476
Heartland Payment Systems, Inc.	1,100	10,527
Mastercard, Inc.	400	66,924
Paychex, Inc.	1,400	35,280
Visa, Inc.	1,000	62,260
Western Union Company	4,700	77,080

		454,287

Department Stores - 0.2%
Kohl’s Corporation *	2,970	126,968

Distributors - 0.0%
Genuine Parts Company	500	16,780

Diversified Banks - 1.1%
Barclays plc ADR	4,600	84,824
U.S. Bancorp	10,700	191,744
Wells Fargo & Company	21,391	518,946

		795,514

Diversified Chemicals - 0.2%
Cabot Corporation	830	10,441
Dow Chemical Company	2,100	33,894
E.I. Du Pont de Nemours & Company	4,351	111,473

		155,808

Diversified Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)	2,369	118,711

Diversified Real Estate Activities - 0.0%
St. Joe Company *	700	18,543

Drug Retail - 0.5%
CVS Caremark Corporation	8,268	263,501
Walgreen Company	3,500	102,900

		366,401

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2009 (unaudited)	(Managed Asset Allocation Series	)

	Shares	Value
COMMON STOCKS - 52.2% (continued)
Education Services - 0.1%
Apollo Group, Inc. *	500	$35,560
Corinthian Colleges, Inc. *	1,300	22,009

		57,569

Electric Utilities - 1.0%
Allegheny Energy, Inc.	2,000	51,300
American Electric Power Company, Inc.	4,000	115,560
Duke Energy Corporation	2,800	40,852
Edison International	700	22,022
Entergy Corporation	1,400	108,528
Exelon Corporation	1,700	87,057
FirstEnergy Corporation	2,300	89,125
FPL Group, Inc.	1,300	73,918
Great Plains Energy, Inc.	1,500	23,325
Pinnacle West Capital Corporation	1,100	33,165
PPL Corporation	2,800	92,288
Progress Energy, Inc.	1,200	45,396
Southern Company	1,600	49,856

		832,392

Electrical Components & Equipment - 0.2%
AO Smith Corporation	700	22,799
Baldor Electric Company	600	14,274
Belden, Inc.	280	4,676
BTU International, Inc. *	1,300	6,812
Emerson Electric Company	1,700	55,080
General Cable Corporation *	400	15,032
Rockwell Automation, Inc.	1,400	44,968

		163,641

Electronic Components - 0.2%
AVX Corporation	1,400	13,902
Corning, Inc.	9,200	147,752

		161,654

Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. *	1,900	38,589

Electronic Manufacturing Services - 0.2%
Cyberoptics Corporation *	1,400	7,980
Plexus Corporation *	500	10,230
Tyco Electronics, Ltd.	5,675	104,874

		123,084

Environmental & Facilities Services - 0.5%
Covanta Holding Corporation *	1,100	18,656
Republic Services, Inc.	10,900	266,069
Stericycle, Inc. *	1,400	72,142
Waste Connections, Inc. *	600	15,546

		372,413

Fertilizers & Agricultural Chemicals - 0.3%
American Vanguard Corporation	1,500	16,950
Monsanto Company	2,500	185,849
Mosaic Company	750	33,225
Potash Corporation of Saskatchewan, Inc.	200	18,610

		254,634

Food Distributors - 0.1%
Sysco Corporation	3,200	71,936

Food Retail - 0.1%
Casey’s General Stores, Inc.	700	17,983
Kroger Company	2,100	46,305
Pantry, Inc. *	400	6,640
Supervalu, Inc.	1,900	24,605
Whole Foods Market, Inc.	700	13,286

		108,819

Footwear - 0.1%
Nike, Inc. (Cl.B)	1,280	66,278

Forest Products - 0.0%
Weyerhaeuser Company	1,000	30,430

Gas Utilities - 0.1%
National Fuel Gas Company	700	25,256
Southwest Gas Corporation	1,000	22,210

		47,466

General Merchandise Stores - 0.0%
Dollar Tree, Inc. *	400	16,840

Gold - 0.1%
Allied Nevada Gold Corporation *	1,400	11,284
Newmont Mining Corporation	1,600	65,392

		76,676

Health Care Distributors - 0.2%
Cardinal Health, Inc.	500	15,275
Henry Schein, Inc. *	600	28,770
McKesson Corporation	2,200	96,800

		140,845

Health Care Equipment - 1.3%
Aspect Medical Systems, Inc. *	1,500	8,865
Baxter International, Inc.	3,000	158,880
Becton Dickinson & Company	600	42,786
Boston Scientific Corporation *	1,800	18,252
Covidien plc	3,075	115,128
CR Bard, Inc.	800	59,560
Edwards Lifesciences Corporation *	360	24,491
Gen-Probe, Inc. *	350	15,043
Hologic, Inc. *	1,028	14,628
Hospira, Inc. *	600	23,112
Intuitive Surgical, Inc. *	200	32,732
Medtronic, Inc.	4,800	167,472
Micrus Endovascular Corporation *	1,100	9,944
ResMed, Inc. *	600	24,438
St. Jude Medical, Inc. *	2,500	102,750
STERIS Corporation	1,000	26,080
Stryker Corporation	1,000	39,740
Thoratec Corporation *	700	18,746

		902,647

Health Care Facilities - 0.0%
Community Health Systems, Inc. *	600	15,150
LifePoint Hospitals, Inc. *	800	21,000

		36,150

Health Care Services - 0.4%
DaVita, Inc. *	1,000	49,460
Express Scripts, Inc. *	1,900	130,625
The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2009 (unaudited)	(Managed Asset Allocation Series	)

	Shares	Value
COMMON STOCKS - 52.2% (continued)
Health Care Services - 0.4% (continued)
Healthways, Inc. *	300	$4,035
Medco Health Solutions, Inc. *	2,200	100,342
Omnicare, Inc.	710	18,290

		302,752

Health Care Supplies - 0.0%
Dentsply International, Inc.	1,000	30,520

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	500	19,155

Home Entertainment Software - 0.1%
Activision Blizzard, Inc. *	2,566	32,409
Electronic Arts, Inc. *	1,900	41,268

		73,677

Home Furnishings - 0.0%
Mohawk Industries, Inc. *	260	9,277

Home Improvement Retail - 0.7%
Home Depot, Inc.	8,850	209,126
Lowe’s Companies, Inc.	12,100	234,860
Sherwin-Williams Company	200	10,750

		454,736

Homebuilding - 0.1%
KB Home	700	9,576
Lennar Corporation	3,100	30,039
Toll Brothers, Inc. *	1,100	18,667

		58,282

Homefurnishing Retail - 0.2%
Bed Bath & Beyond, Inc. *	4,000	123,000
Williams-Sonoma, Inc.	800	9,496

		132,496

Hotels, Resorts & Cruise Lines - 0.2%
Choice Hotels International, Inc.	600	15,966
Gaylord Entertainment Company *	400	5,084
Marriott International, Inc.	3,613	79,739
Starwood Hotels & Resorts Worldwide, Inc.	900	19,980

		120,769

Household Appliances - 0.0%
Stanley Works	600	20,304

Household Products - 1.4%
Clorox Company	1,500	83,745
Colgate-Palmolive Company	900	63,666
Energizer Holdings, Inc. *	500	26,120
Kimberly-Clark Corporation	3,100	162,533
Procter & Gamble Company	13,373	683,360

		1,019,424

Housewares & Specialties - 0.0%
Fortune Brands, Inc.	700	24,318

Human Resources & Employment Services - 0.1%
Manpower, Inc.	600	25,404
Monster Worldwide, Inc. *	600	7,086
Robert Half International, Inc.	1,500	35,430

		67,920

Hypermarkets & Super Centers - 0.8%
BJ’s Wholesale Club, Inc. *	600	19,338
Costco Wholesale Corporation	800	36,560
Wal-Mart Stores, Inc.	10,400	503,776

		559,674

Independent Power Producers & Energy Traders - 0.4%
AES Corporation *	4,800	55,728
Constellation Energy Group, Inc.	2,600	69,108
Mirant Corporation *	1,120	17,629
NRG Energy, Inc. *	4,600	119,416
RRI Energy, Inc. *	2,500	12,525

		274,406

Industrial Conglomerates - 1.0%
3M Company	3,900	234,390
General Electric Company	33,400	391,448
McDermott International, Inc. *	1,800	36,558
Tyco International, Ltd.	1,575	40,919

		703,315

Industrial Gases - 0.2%
AirGas, Inc.	100	4,053
Praxair, Inc.	2,200	156,354

		160,407

Industrial Machinery - 0.4%
3D Systems Corporation *	800	5,768
Actuant Corporation	780	9,516
Danaher Corporation	2,900	179,046
Harsco Corporation	660	18,678
Illinois Tool Works, Inc.	1,000	37,340
John Bean Technologies Corporation	108	1,352
Nordson Corporation	600	23,196

		274,896

Industrial REIT’s - 0.1%
AMB Property Corporation	1,300	24,453
EastGroup Properties, Inc.	600	19,812

		44,265

Insurance Brokers - 0.2%
AON Corporation	2,400	90,888
Marsh & McLennan Companies, Inc.	2,500	50,325

		141,213

Integrated Oil & Gas - 4.2%
BP plc ADR	3,100	147,808
Chevron Corporation	9,150	606,188
ConocoPhillips	4,200	176,652
Exxon Mobil Corporation	21,480	1,501,667
Hess Corporation	1,000	53,750
Murphy Oil Corporation	2,700	146,664
Occidental Petroleum Corporation	3,000	197,430
Royal Dutch Shell plc (Cl.B) ADR	3,800	193,268
Suncor Energy, Inc.	2,700	81,918

		3,105,345

Integrated Telecommunication Services - 1.1%
AT&T, Inc.	30,492	757,421

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2009 (unaudited)	(Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 52.2% (continued)
Integrated Telecommunication Services - 1.1% (continued)
Verizon Communications, Inc.	1,100	$33,803

		791,224

Internet Retail - 0.4%
Amazon.com, Inc. *	3,100	259,346
Drugstore.com *	5,600	10,192
Expedia, Inc. *	3,400	51,374

		320,912

Internet Software & Services - 0.7%
Art Technology Group, Inc. *	3,600	13,680
Digital River, Inc. *	300	10,896
Google, Inc. *	1,010	425,806
VeriSign, Inc. *	4,400	81,312

		531,694

Investment Banking & Brokerage - 0.9%
Charles Schwab Corporation	5,700	99,978
E*Trade Financial Corporation *	39,200	50,176
Goldman Sachs Group, Inc.	2,400	353,856
Morgan Stanley	5,100	145,401
Raymond James Financial, Inc.	1,000	17,210
Stifel Financial Corporation *	435	20,919

		687,540

IT Consulting & Other Services - 0.2%
Accenture, Ltd.	3,600	120,456
RightNow Technologies, Inc. *	500	5,900

		126,356

Leisure Products - 0.1%
Hasbro, Inc.	1,400	33,936
Pool Corporation	1,012	16,759

		50,695

Life & Health Insurance - 0.4%
Aflac, Inc.	2,300	71,507
Lincoln National Corporation	2,400	41,304
MetLife, Inc.	1,600	48,016
Principal Financial Group, Inc.	1,600	30,144
Prudential Financial, Inc.	2,100	78,162
StanCorp Financial Group, Inc.	600	17,208
Sun Life Financial, Inc.	1,100	29,612

		315,953

Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. *	260	8,775
Covance, Inc. *	500	24,600
Illumina, Inc. *	700	27,258
Life Technologies Corporation *	900	37,548
Techne Corporation	370	23,610
Waters Corporation *	700	36,029

		157,820

Managed Health Care - 0.6%
Aetna, Inc.	1,700	42,585
AMERIGROUP Corporation *	600	16,110
Cigna Corporation	1,900	45,771
Humana, Inc. *	1,300	41,938
UnitedHealth Group, Inc.	4,200	104,916
WellPoint, Inc. *	3,300	167,937

		419,257

Metal & Glass Containers - 0.0%
Myers Industries, Inc.	1,000	8,320
Owens-Illinois, Inc. *	100	2,801

		11,121

Motorcycle Manufacturers - 0.1%
Harley-Davidson, Inc.	3,700	59,977

Movies & Entertainment - 0.6%
Ascent Media Corporation *	198	5,263
News Corporation	3,100	28,241
Time Warner, Inc.	6,799	171,273
Viacom, Inc. (Cl.B) *	1,200	27,240
Walt Disney Company	5,400	125,982

		357,999

Multi-Line Insurance - 0.2%
Assurant, Inc.	2,000	48,180
Hartford Financial Services Group, Inc.	1,300	15,431
Loews Corporation	1,900	52,060

		115,671

Multi-Utilities - 0.5%
Alliant Energy Corporation	1,000	26,130
Centerpoint Energy, Inc.	6,600	73,128
NiSource, Inc.	1,200	13,992
OGE Energy Corporation	800	22,656
Public Service Enterprise Group, Inc.	2,600	84,838
Sempra Energy	1,500	74,445
TECO Energy, Inc.	4,200	50,106

		345,295

Office REIT’s - 0.1%
Boston Properties, Inc.	900	42,930
Duke Realty Corporation	2,600	22,802
SL Green Realty Corporation	751	17,228

		82,960

Office Services & Supplies - 0.0%
American Reprographics Company *	1,800	14,976
Herman Miller, Inc.	600	9,204

		24,180

Oil & Gas Drilling - 0.1%
Diamond Offshore Drilling, Inc.	300	24,915
Helmerich & Payne, Inc.	800	24,696

		49,611

Oil & Gas Equipment & Services - 0.9%
Baker Hughes, Inc.	2,300	83,812
BJ Services Company	3,100	42,253
Complete Production Services, Inc. *	1,400	8,904
FMC Technologies, Inc. *	2,292	86,133
Halliburton Company	1,600	33,120
Schlumberger, Ltd.	7,000	378,770
Smith International, Inc.	1,600	41,200

		674,192

Oil & Gas Exploration & Production - 0.9%
Cabot Oil & Gas Corporation	1,600	49,024
Concho Resources, Inc. *	700	20,083
Devon Energy Corporation	900	49,050
EOG Resources, Inc.	1,700	115,464

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2009 (unaudited)	(Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 52.2% (continued)
Oil & Gas Exploration & Production - 0.9% (continued)
Forest Oil Corporation *	700	$10,444
GeoMet, Inc. *	3,600	3,960
Mariner Energy, Inc. *	600	7,050
Newfield Exploration Company *	3,220	105,197
Range Resources Corporation	800	33,128
Southwestern Energy Company *	1,700	66,045
Ultra Petroleum Corporation *	700	27,300
Whiting Petroleum Corporation *	400	14,064
XTO Energy, Inc.	4,375	166,863

		667,672

Oil & Gas Refining & Marketing - 0.1%
Holly Corporation	700	12,586
Sunoco, Inc.	300	6,960
Valero Energy Corporation	2,900	48,981

		68,527

Oil & Gas Storage & Transportation - 0.2%
Spectra Energy Corporation	5,100	86,292
Williams Companies, Inc.	3,400	53,074

		139,366

Other Diversified Financial Services - 1.7%
Bank of America Corporation	38,678	510,550
JPMorgan Chase & Company	18,836	642,495

		1,153,045

Packaged Foods & Meats - 0.5%
Campbell Soup Company	1,500	44,130
JM Smucker Company	849	41,312
Kellogg Company	1,100	51,227
Kraft Foods, Inc.	7,625	193,217
Tootsie Roll Industries, Inc.	808	18,334

		348,220

Paper Products - 0.2%
Clearwater Paper Corporation *	1,330	33,636
Domtar Corporation *	233	3,863
International Paper Company	3,600	54,468
MeadWestvaco Corporation	1,500	24,615

		116,582

Personal Products - 0.2%
Avon Products, Inc.	5,000	128,900

Pharmaceuticals - 3.7%
Abbott Laboratories	6,200	291,648
Allergan, Inc.	1,800	85,644
Bristol-Myers Squibb Company	9,200	186,852
Elan Corporation plc ADR *	2,100	13,377
Eli Lilly & Company	3,840	133,018
GlaxoSmithKline plc ADR	4,500	159,030
Johnson & Johnson	11,658	662,174
Medicines Company *	700	5,873
Medicis Pharmaceutical Corporation	600	9,792
Merck & Company, Inc.	10,900	304,764
Pfizer, Inc.	10,873	163,095
Schering-Plough Corporation	9,100	228,592
Sepracor, Inc. *	730	12,644
Valeant Pharmaceuticals International *	1,000	25,720
Warner Chilcott, Ltd. *	1,600	21,040
Wyeth	7,100	322,269

		2,625,532

Property & Casualty Insurance - 0.4%
Chubb Corporation	2,400	95,712
Employers Holdings, Inc.	700	9,485
Infinity Property & Casualty Corporation	410	14,949
Markel Corporation *	60	16,902
ProAssurance Corporation *	400	18,484
SeaBright Insurance Holdings, Inc. *	1,100	11,143
Selective Insurance Group	700	8,939
Travelers Companies, Inc.	3,414	140,110
W.R. Berkley Corporation	300	6,441
White Mountains Insurance Group, Ltd.	10	2,280

		324,445

Publishing - 0.1%
McGraw-Hill Companies, Inc.	1,700	51,187
Scholastic Corporation	600	11,874

		63,061

Railroads - 0.4%
Burlington Northern Santa Fe Corporation	800	58,832
CSX Corporation	1,600	55,408
Norfolk Southern Corporation	1,100	41,437
Union Pacific Corporation	3,100	161,386

		317,063

Regional Banks - 0.5%
Citizens Republic Bancorp, Inc. *	1,300	923
City National Corporation	400	14,732
Commerce Bancshares, Inc.	685	21,804
East West Bancorp, Inc.	600	3,894
Fifth Third Bancorp	8,400	59,640
First Horizon National Corporation	2,873	34,473
Glacier Bancorp, Inc.	1,100	16,247
Home Bancshares, Inc.	756	14,394
Keycorp	9,100	47,684
M&T Bank Corporation	188	9,575
Marshall & Ilsley Corporation	5,699	27,355
Pinnacle Financial Partners, Inc. *	600	7,992
Popular, Inc.	2,100	4,620
Sandy Spring Bancorp, Inc.	800	11,760
Signature Bank NY *	700	18,984
SunTrust Banks, Inc.	700	11,515
TCF Financial Corporation	300	4,011
UCBH Holdings, Inc.	1,800	2,268
Westamerica Bancorporation	400	19,844
Western Alliance Bancorp *	800	5,472
Wilmington Trust Corporation	700	9,562

		346,749

Reinsurance - 0.0%
Everest Re Group, Ltd.	300	21,471

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2009 (unaudited)	(Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 52.2% (continued)
Research & Consulting Services - 0.1%
Advisory Board Company *	700	$17,990
Corporate Executive Board Company	370	7,681
FTI Consulting, Inc. *	400	20,288
Huron Consulting Group, Inc. *	300	13,869
Navigant Consulting, Inc. *	1,000	12,920

		72,748

Residential REIT’s - 0.1%
Camden Property Trust	700	19,320
Equity Residential	2,700	60,021

		79,341

Restaurants - 0.7%
McDonald’s Corporation	5,000	287,449
Sonic Corporation *	800	8,024
Starbucks Corporation *	6,600	91,674
Yum! Brands, Inc.	2,600	86,684

		473,831

Retail REIT’s - 0.2%
Kimco Realty Corporation	1,800	18,090
Regency Centers Corporation	600	20,946
Simon Property Group, Inc.	1,776	91,328
Weingarten Realty Investors	1,300	18,863

		149,227

Semiconductor Equipment - 0.2%
Advanced Energy Industries, Inc. *	1,400	12,586
Applied Materials, Inc.	6,700	73,499
Cymer, Inc. *	700	20,811
Kla-Tencor Corporation	1,100	27,775
MEMC Electronic Materials, Inc. *	1,100	19,591
Varian Semiconductor Equipment Associates, Inc. *	950	22,791

		177,053

Semiconductors - 1.0%
Advanced Micro Devices, Inc. *	8,900	34,443
Broadcom Corporation *	700	17,353
Intel Corporation	26,600	440,230
Intersil Corporation	1,000	12,570
Marvell Technology Group, Ltd. *	1,300	15,132
Maxim Integrated Products, Inc.	1,700	26,656
Micron Technology, Inc. *	8,100	40,986
National Semiconductor Corporation	2,900	36,395
Nvidia Corporation *	3,700	41,773
Semtech Corporation *	1,400	22,274
Texas Instruments, Inc.	1,300	27,690
Xilinx, Inc.	1,700	34,782
Zoran Corporation *	1,289	14,050

		764,334

Soft Drinks - 1.2%
Coca-Cola Company	9,100	436,709
Pepsi Bottling Group, Inc.	900	30,456
PepsiCo, Inc.	7,900	434,184
Reed’s, Inc. *	2,000	3,600

		904,949

Specialized Consumer Services - 0.0%
H&R Block, Inc.	1,200	20,676
Jackson Hewitt Tax Service, Inc.	600	3,756

		24,432

Specialized Finance - 0.2%
CME Group, Inc.	250	77,778
Interactive Brokers Group, Inc. *	400	6,212
IntercontinentalExchange, Inc. *	300	34,272
Moody’s Corporation	1,100	28,985
NASDAQ OMX Group, Inc. *	1,000	21,310

		168,557

Specialized REIT’s - 0.0%
LaSalle Hotel Properties	1,400	17,276
Potlatch Corporation	755	18,339

		35,615

Specialty Chemicals - 0.1%
Albemarle Corporation	700	17,899
Arch Chemicals, Inc.	800	19,672
International Flavors & Fragrances, Inc.	400	13,088
Senomyx, Inc. *	2,800	5,908
Sigma-Aldrich Corporation	600	29,736

		86,303

Specialty Stores - 0.1%
AC Moore Arts & Crafts, Inc. *	2,000	7,520
Dick’s Sporting Goods, Inc. *	760	13,072
Hibbett Sports, Inc. *	700	12,600
Staples, Inc.	1,100	22,187

		55,379

Steel - 0.3%
AK Steel Holding Corporation	1,300	24,947
Carpenter Technology Corporation	400	8,324
Cliffs Natural Resources, Inc.	600	14,682
Haynes International, Inc. *	300	7,110
Nucor Corporation	1,700	75,531
Steel Dynamics, Inc.	1,400	20,622
United States Steel Corporation	1,000	35,740

		186,956

Systems Software - 1.5%
Ariba, Inc. *	1,100	10,824
Microsoft Corporation	40,700	967,439
Oracle Corporation	200	4,284
Red Hat, Inc. *	8,900	179,157
Websense, Inc. *	1,000	17,840

		1,179,544

Technology Distributors - 0.1%
SYNNEX Corporation *	800	19,992
Tech Data Corporation *	700	22,897

		42,889

Textiles - 0.0%
Culp, Inc. *	900	4,500

Thrifts & Mortgage Finance - 0.0%
BankAtlantic Bancorp, Inc.	400	1,544
Brooklyn Federal Bancorp, Inc.	100	1,125
Cooperative Bankshares, Inc. [1]	1,300	—
ESSA Bancorp, Inc.	300	4,101
First Defiance Financial Corporation	300	3,900
Kentucky First Federal Bancorp	300	3,645
Louisiana Bancorp, Inc. *	200	2,670
MutualFirst Financial, Inc.	100	896

		17,881

Tobacco - 0.8%
Alliance One International, Inc. *	2,400	9,120

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2009 (unaudited)	Series N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 52.2% (continued)
Tobacco - 0.8% (continued)
Altria Group, Inc.	9,700	$158,983
Philip Morris International, Inc.	9,930	433,147

		601,250

Trading Companies & Distributors - 0.0%
Applied Industrial Technologies, Inc.	1,000	19,700
Fastenal Company	300	9,951
H&E Equipment Services, Inc. *	400	3,740

		33,391

Trucking - 0.0%
Dollar Thrifty Automotive Group, Inc. *	800	11,160
Knight Transportation, Inc.	1,400	23,170

		34,330

Wireless Telecommunication Services - 1.0%
America Movil SAB de CV ADR	2,200	85,184
American Tower Corporation *	2,330	73,465
Crown Castle International Corporation *	3,600	86,472
Leap Wireless International, Inc. *	300	9,879
MetroPCS Communications, Inc. *	6,200	82,522
NII Holdings, Inc. *	1,600	30,512
NTELOS Holdings Corporation	1,000	18,420
SBA Communications Corporation *	300	7,362
Sprint Nextel Corporation *	33,200	159,692
Vodafone Group plc ADR	9,800	191,002

		744,510

TOTAL COMMON STOCKS (cost $43,569,098)		$38,344,428

	Shares	Value
FOREIGN STOCKS - 12.5%
Australia - 0.9%
Australia & New Zealand Banking Group, Ltd.	5,771	$76,686
Beach Petroleum, Ltd.	51,900	33,040
BHP Billiton, Ltd.	3,116	87,181
Boral, Ltd.	6,065	19,892
CSL, Ltd.	3,332	86,324
Goodman Fielder, Ltd.	22,729	23,902
Harvey Norman Holdings, Ltd.	11,995	31,898
Lion Nathan, Ltd.	8,963	83,567
Macquarie Group, Ltd. [2]	1,580	49,783
Mirvac Group [2]	27,229	23,620
QBE Insurance Group, Ltd.	4,581	73,462
Rio Tinto, Ltd.	1,830	76,978
Suncorp-Metway, Ltd.	4,635	25,025
Telstra Corporation, Ltd.	16,296	44,517

		735,875

Belgium - 0.0%
Umicore	1,732	39,294

Bermuda - 0.1%
Esprit Holdings, Ltd.	8,100	45,202

Brazil - 0.1%
Companhia Brasileira de Meios de Pagamento *	8,600	74,009

Canada - 0.1%
Sun Life Financial, Inc.	1,800	48,586

Cayman Islands - 0.1%
Hutchison Telecommunications Hong Kong Holdings, Ltd. *	128,000	17,507
Hutchison Telecommunications International, Ltd.	123,000	28,884
Subsea 7, Inc. *	4,400	44,889

		91,280

China - 0.1%
China Oilfield Services, Ltd.	76,000	82,470
China Railway Construction Corporation, Ltd. *	48,000	74,073

		156,543

Finland - 0.2%
Cargotec Corporation (Cl.B)	1,268	21,757
Nokia Oyj	3,096	45,349
Sanoma Oyj	3,109	48,200

		115,306

France - 1.8%
Alcatel-Lucent	11,218	28,141
Alstom S.A.	1,072	63,252
AXA S.A.	3,936	73,943
BNP Paribas	1,859	120,630
Bouygues S.A.	1,707	64,185
Bureau Veritas S.A.	876	43,010
CNP Assurances	1,031	98,443
EDF Energies Nouvelles S.A.	620	30,759
France Telecom S.A.	3,552	80,534
GDF Suez	1,817	67,658
L’Oreal S.A.	1,020	76,241
Pernod-Ricard S.A.	1,302	81,965
PPR	874	71,312
Sanofi-Aventis S.A.	2,442	143,454
Societe Generale	815	44,463
Total S.A.	2,202	118,882
Unibail-Rodamco SE	567	84,451

		1,291,323

Germany - 1.0%
Adidas AG	2,087	79,351
BASF AG	1,955	77,706
Bayerische Motoren Werke AG	1,916	72,151
Deutsche Bank AG	998	60,482
Deutsche Boerse AG	507	39,322
E.ON AG	4,896	173,240
Fresenius SE	1,148	61,994
Merck KGaA	347	35,296
Muenchener Rueckversicherungs AG	718	96,899
Volkswagen AG	415	28,973
Wacker Chemie AG	452	51,900

		777,314

Hong Kong - 0.4%
China Overseas Land & Investment, Ltd.	25,760	59,828

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2009 (unaudited)	Series N (Managed Asset Allocation Series)

	Shares	Value
FOREIGN STOCKS - 12.5% (continued)
Hong Kong - 0.4% (continued)
Hong Kong & China Gas Company, Ltd.	28,000	$58,889
Hutchison Whampoa, Ltd.	6,700	43,787
Sun’s Group, Ltd.	160,000	103,842
Television Broadcasts, Ltd.	5,000	20,096

		286,442

Ireland - 0.0%
Allied Irish Banks plc	13,006	31,386
DCC plc	3,384	69,793

		101,179

Italy - 0.4%
Finmeccanica SpA	3,987	56,106
Intesa Sanpaolo SpA	17,691	56,964
Prysmian SpA	3,010	45,229
Saipem SpA	2,651	64,495

		222,794

Japan - 3.0%
Air Water, Inc.	2,000	21,884
Aisin Seiki Company, Ltd.	1,400	30,449
Aoyama Trading Company, Ltd.	900	15,566
Asahi Kasei Corporation	5,000	25,486
Astellas Pharma, Inc.	1,500	53,257
Bank of Yokohama, Ltd.	9,000	48,305
Benesse Corporation	1,500	60,109
Canon, Inc.	800	26,244
Central Japan Railway Company	8	49,250
Chugai Pharmaceutical Company, Ltd.	1,600	30,563
Fanuc, Ltd.	300	24,169
Goldcrest Company, Ltd.	1,000	26,421
Hamamatsu Photonics KK	1,800	34,514
Hitachi Chemical Company, Ltd.	2,300	37,177
Honda Motor Company, Ltd.	1,600	44,184
Hosiden Corporation	2,800	35,725
House Foods Corporation	1,500	21,817
Jupiter Telecommunications Company, Ltd.	97	73,713
KDDI Corporation	15	79,731
Kirin Holdings Company, Ltd.	4,000	56,060
Kobayashi Pharmaceutical Company, Ltd.	900	34,103
Kobe Steel, Ltd.	19,000	35,505
Koito Manufacturing Company, Ltd.	3,000	36,376
Lawson, Inc.	1,300	57,223
Makita Corporation	900	21,817
Mitsubishi Corporation	5,000	92,811
Mitsubishi Electric Corporation	14,000	88,803
Mitsui & Company, Ltd.	4,600	54,727
Mitsui Fudosan Company, Ltd.	3,000	52,416
Modec, Inc.	1,200	21,228
Nikon Corporation	2,000	34,757
Nintendo Company, Ltd.	300	82,938
Nippon Electric Glass Company, Ltd.	7,000	78,630
Nippon Yusen KK	6,000	25,975
NS Solutions Corporation	1,300	20,878
Rohto Pharmaceutical Company, Ltd.	3,000	33,916
Sony Financial Holdings, Inc.	15	41,531
Sumco Corporation	3,100	44,251
Sumitomo Mitsui Financial Group, Inc.	1,000	40,799
Sumitomo Trust & Banking Company, Ltd.	10,000	53,984
Terumo Corporation	800	35,380
Toho Pharmaceutical Company, Ltd.	900	9,493
Tokio Marine Holdings, Inc.	1,400	38,806
Toshiba Machine Company, Ltd.	4,000	14,825
Tosoh Corporation	7,000	19,912
Toyota Motor Corporation	2,900	110,491
Wacom Company, Ltd.	19	38,602

		2,014,801

Jersey - 0.1%
Charter International plc	3,162	22,537
WPP plc	5,798	38,488

		61,025

Mexico - 0.0%
Cemex S.A. de CV	14,143	13,220

Netherlands - 0.1%
ASML Holding N.V.	2,105	45,511
Fugro N.V.	648	26,838
ING Groep N.V.	2,346	23,606
Koninklijke Philips Electronics N.V.	2,590	47,694

		143,649

Norway - 0.4%
DnB NOR ASA *	7,800	59,439
StatoilHydro ASA	6,000	118,132
Tandberg ASA	3,100	52,188

		229,759

Republic of Korea - 0.3%
LG Display Company, Ltd.	1,530	38,163
Samsung Electronics Company, Ltd.	84	39,005

		77,168

Singapore - 0.1%
DBS Group Holdings, Ltd.	7,000	57,028
Jardine Cycle & Carriage, Ltd.	2,000	26,512
SembCorp Industries, Ltd.	30,900	64,428
StarHub, Ltd.	22,250	32,874
Venture Corporation, Ltd.	3,000	14,457

		195,299

Spain - 0.6%
Banco Santander S.A.	9,253	111,127
Iberdrola Renovables S.A. *	17,820	81,380
Industria de Diseno Textil S.A.	1,135	54,413
Telefonica S.A.	7,620	172,338

		419,258

Sweden - 0.3%
Autoliv, Inc.	889	25,179
Elekta AB	4,756	69,663
Nordea Bank AB	8,868	70,234
SSAB Svenskt Stal AB	4,547	52,898
Swedbank AB	4,482	26,086

		244,060

Switzerland - 1.0%
ABB, Ltd.	2,405	37,811
Compagnie Financiere Richemont S.A.	1,826	37,952

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2009 (unaudited)	Series N (Managed Asset Allocation Series)

	Shares	Value
FOREIGN STOCKS - 12.5% (continued)
Switzerland - 1.0% (continued)
Julius Baer Holding AG	1,350	$52,414
Nestle S.A.	7,324	275,864
Roche Holding AG	1,316	178,916
Syngenta AG	269	62,459

		645,416

Taiwan, Province of China - 0.0%
Acer, Inc.	11,677	20,290
Taiwan Semiconductor Manufacturing Company, Ltd.	26,000	43,516

		63,806

United Kingdom - 1.4%
Aegis Group plc	13,150	19,849
Arriva plc	5,833	38,984
Aviva plc	4,657	26,164
BG Group plc	2,859	47,928
BHP Billiton plc	2,700	60,610
Brown Group plc	9,010	31,943
Carillion plc	10,465	43,471
Close Brothers Group plc	2,235	24,157
Compass Group plc	6,044	33,956
Dairy Crest Group plc	7,588	40,040
GKN plc	12,923	26,363
Great Portland Estates plc	6,020	21,788
Informa plc	3,953	14,258
Logica plc	11,596	15,119
Mitchells & Butlers plc	5,236	21,363
Prudential plc	8,189	55,707
QinetiQ Group plc	16,258	38,382
Rolls-Royce Group plc	5,476	32,589
Scottish & Southern Energy plc	4,810	90,210
Standard Chartered plc	6,773	127,026
Tesco plc	27,131	157,782
Unilever plc	5,205	122,022

		1,089,711

TOTAL FOREIGN STOCKS (cost $11,109,337)		$9,182,319

	Shares	Value
PREFERRED STOCK - 0.0%
Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Association
8.25%, 12/31/2010	1,050	$1,407

TOTAL PREFERRED STOCK (cost $26,250)		$1,407

	Shares	Value
WARRANTS - 0.0%
Anvil (Cl. A)
$1.00, 2/28/2012[1]	333	33
Anvil (Cl. B)
$1.00, 2/28/2012[1]	370	11

TOTAL WARRANTS (cost $3,850)		$44

	Principal Amount	Value
CORPORATE BOND - 12.6%
Aerospace & Defense - 0.3%
Bombardier, Inc.
6.75%, 2012[3,4]	$50,000	$47,000
L-3 Communications Corporation
7.63%, 2012	25,000	25,063
Lockheed Martin Corporation
4.12%, 2013	25,000	25,499
United Technologies Corporation
5.40%, 2035	20,000	19,540

		117,102

Automotive - 0.2%
DaimlerChrysler North America Holding Corporation
1.47%, 2009[5]	55,000	54,833
6.50%, 2013	30,000	30,496
Erac USA Finance Company
5.60%, 2015[1,3,4]	40,000	36,405
Hertz Corporation
10.50%, 2016	25,000	22,250

		143,984

Banking - 1.0%
Bank of New York Mellon Corporation
4.50%, 2013	35,000	35,617
BB&T Capital Trust II
6.75%, 2036	20,000	16,000
Countrywide Home Loans, Inc.
4.13%, 2009	70,000	70,228
Credit Suisse Guernsey, Ltd.
5.86%, 2049[5]	40,000	26,000
Credit Suisse USA, Inc.
5.50%, 2011	30,000	31,735
E*Trade Financial Corporation
12.50%, 2017	26,563	29,484
Fifth Third Bancorp
6.25%, 2013	35,000	34,396
JP Morgan Chase Capital XXII
6.45%, 2037	35,000	27,989
JPMorgan Chase & Company
4.75%, 2013	55,000	55,698
6.00%, 2018	75,000	74,505
Mizuho Capital Investment 1, Ltd.
6.69%, 2049[1,3,4,5]	16,000	12,109
Northern Trust Company
4.60%, 2013	25,000	25,702
Northern Trust Corporation
5.30%, 2011	30,000	31,896
5.50%, 2013	10,000	10,602
PNC Funding Corporation
5.63%, 2017	35,000	32,437
Svensk Exportkredit AB
5.13%, 2017	70,000	70,897
U.S. Bancorp
4.50%, 2010	45,000	45,915
Wells Fargo & Company
4.88%, 2011	90,000	92,662

		723,872

Basic Industry - 0.0%
Rio Tinto Finance USA, Ltd.
8.95%, 2014	15,000	16,669

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2009 (unaudited)	(Managed Asset Allocation Series	)

	Principal Amount	Value
CORPORATE BOND - 12.6% (continued)
Basic Industry - Other - 0.1%
Cooper US, Inc.
6.10%, 2017	$35,000	$36,991
Xstrata Finance Canada, Ltd.
5.50%, 2011[1,3,4]	35,000	34,488

		71,479

Brokerage - 0.9%
Ameriprise Financial, Inc.
7.30%, 2019	40,000	40,932
Citigroup, Inc.
5.50%, 2012	37,000	35,854
5.50%, 2013	45,000	42,176
Goldman Sachs Group, Inc.
6.15%, 2018	155,000	150,905
6.35%, 2034	30,000	24,202
Jefferies Group, Inc.
5.88%, 2014	20,000	18,511
6.25%, 2036	35,000	24,146
Merrill Lynch & Company, Inc.
5.45%, 2013	35,000	34,065
6.88%, 2018	85,000	78,672
7.75%, 2038	35,000	32,512
Morgan Stanley
6.00%, 2015	100,000	99,739
Willis North America, Inc.
6.20%, 2017	25,000	22,140

		603,854

Building Materials - 0.2%
CRH America, Inc.
6.00%, 2016	50,000	44,496
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 2017	50,000	50,375
Gibraltar Industries, Inc.
8.00%, 2015	25,000	18,750
Lafarge S.A.
6.15%, 2011	20,000	20,215

		133,836

Chemicals - 0.2%
Air Products & Chemicals, Inc.
4.15%, 2013	30,000	30,441
E.I. Du Pont de Nemours & Company
5.60%, 2036	50,000	47,906
Nalco Company
7.75%, 2011	22,000	22,000
Praxair, Inc.
4.63%, 2015	35,000	36,161
5.20%, 2017	35,000	34,984

		171,492

Communications - 0.1%
Telecom Italia Capital S.A.
6.18%, 2014	30,000	30,338
Telefonica Emisiones SAU
5.88%, 2019	15,000	15,465

		45,803

Communications - Other - 0.3%
AT&T, Inc.
5.63%, 2016	90,000	92,619
Dun & Bradstreet Corporation
5.50%, 2011	25,000	25,469
Lamar Media Corporation
6.63%, 2015	100,000	87,500
Omnicom Group, Inc.
6.25%, 2019	20,000	19,620
XM Satellite Radio, Inc.
11.25%, 2013[3]	25,000	24,813

		250,021

Construction Machinery - 0.1%
Caterpillar, Inc.
8.25%, 2038	5,000	6,195
Commercial Vehicle Group, Inc.
8.00%, 2013	25,000	14,250
Honeywell International, Inc.
5.30%, 2018	35,000	36,553

		56,998

Consumer Cyclical - 0.0%
CVS Caremark Corporation
6.60%, 2019	30,000	32,055

Consumer Cyclical - Other - 0.0%
Express Scripts, Inc.
6.25%, 2014	15,000	15,872

Consumer Noncyclical - Other - 0.1%
Bunge North America Finance, LP
5.90%, 2017	55,000	50,339

Consumer Products - 0.0%
Visant Corporation
7.63%, 2012	25,000	24,938

Distributors - 0.0%
Ferrellgas Partners, LP
8.75%, 2012	25,000	23,250

Diversified Manufacturing - 0.1%
3M Company
5.70%, 2037	35,000	36,460
Hawk Corporation
8.75%, 2014	25,000	24,781
United Technologies Corporation
6.13%, 2019	25,000	27,670

		88,911

Electric - 1.2%
AES Corporation
7.75%, 2014	25,000	23,688
Alabama Power Company
0.85%, 2009[5]	20,000	20,007
Appalachian Power Company
6.38%, 2036	25,000	23,953
Baltimore Gas & Electric Company
5.90%, 2016	50,000	50,079
Bank of New York Mellon Corporation
4.30%, 2014	10,000	10,161

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2009 (unaudited)	(Managed Asset Allocation Series	)

	Principal Amount	Value
CORPORATE BOND - 12.6% (continued)
Electric - 1.2% (continued)
Black Hills Corporation
6.50%, 2013	$30,000	$28,520
Centerpoint Energy, Inc.
7.25%, 2010	25,000	25,404
Consolidated Edison Company of New York, Inc.
6.75%, 2038	20,000	22,448
Consumers Energy Company
6.00%, 2014	25,000	26,376
El Paso Electric Company
6.00%, 2035	45,000	33,997
Energy Future Holdings Corporation
11.25%, 2017	26,500	16,165
11.38%, 2017[6]	25,000	18,250
Illinois Power Company
6.13%, 2017	15,000	14,573
Monongahela Power Company
5.70%, 2017[1,3,4]	40,000	35,371
Northern States Power
5.25%, 2018	20,000	20,815
Pacific Gas & Electric Company
4.80%, 2014	30,000	31,583
6.35%, 2038	20,000	21,635
Pinnacle Foods Finance LLC
9.25%, 2015	25,000	22,625
Public Service Electric & Gas Company
5.70%, 2036	50,000	50,955
RRI Energy, Inc.
7.88%, 2017	25,000	22,375
Sierra Pacific Resources
7.80%, 2012	25,000	24,834
Southern Company
4.15%, 2014	20,000	20,080
Tampa Electric Company
6.15%, 2037	40,000	36,705
Teck Resources, Ltd.
9.75%, 2014[3,4]	25,000	25,875
Texas Competitive Electric Holdings Company LLC
10.25%, 2015[6]	50,000	31,125
Union Electric Company
5.40%, 2016	50,000	48,333
Virginia Electric and Power Company
4.50%, 2010	35,000	35,849
6.00%, 2037	35,000	36,141
Westar Energy, Inc.
5.10%, 2020	25,000	22,510

		800,432

Energy - Other - 0.0%
Cie Generale de Geophysique-Veritas
9.50%, 2016[3,4]	25,000	24,938

Entertainment - 0.1%
Historic TW, Inc.
6.88%, 2018	50,000	50,508

Environmental - 0.1%
Casella Waste Systems, Inc.
9.75%, 2013	25,000	22,500
Veolia Environnement
6.00%, 2018	35,000	35,674
Waste Management, Inc.
6.10%, 2018	55,000	54,194

		112,368

Financial - Other - 0.2%
AMB Property, LP
6.30%, 2013	20,000	18,547
AvalonBay Communities, Inc.
6.13%, 2012	30,000	30,413
Duke Realty, LP
6.25%, 2013	20,000	17,987
First Data Corporation
9.88%, 2015	25,000	17,750
10.55%, 2015[3,4]	26,364	15,423
Kinder Morgan Finance Company ULC
5.70%, 2016	45,000	38,588
Nuveen Investments, Inc.
5.50%, 2015	25,000	12,625

		151,333

Financial Companies - 0.0%
WEA Finance LLC
7.50%, 2014[1,3]	20,000	19,831

Financial Companies - Noncaptive Consumer - 0.2%
American Express Credit Corporation
5.88%, 2013	35,000	34,754
7.30%, 2013	15,000	15,596
Capital One Capital IV
6.75%, 2037[5]	50,000	33,468
Ford Motor Credit Company LLC
7.88%, 2010	25,000	23,747
John Deere Capital Corporation
5.50%, 2017	20,000	20,185
SLM Corporation
5.13%, 2012	15,000	12,830
8.45%, 2018	25,000	21,387

		161,967

Financial Companies - Noncaptive Diversified - 0.3%
Caterpillar Financial Services Corporation
4.25%, 2013	35,000	34,818
5.85%, 2017	25,000	25,455
International Lease Finance Corporation
5.45%, 2011	50,000	41,918
6.63%, 2013	55,000	42,334
JPMorgan Chase & Company
6.40%, 2038	35,000	35,088
Wachovia Corporation
5.75%, 2018	55,000	54,016

		233,629

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2009 (unaudited)	(Managed Asset Allocation Series	)

	Principal Amount	Value
CORPORATE BOND - 12.6% (continued)
Financial Institutions - 0.0%
SLM Corporation
5.38%, 2014	$25,000	$20,093

Food & Beverage - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 2014[1,3]	60,000	60,536
ARAMARK Corporation
4.53%, 2015[5]	50,000	40,625
B&G Foods, Inc.
8.00%, 2011	25,000	24,813
General Mills, Inc.
5.25%, 2013	15,000	15,843
Pantry, Inc.
7.75%, 2014	25,000	22,125
SABMiller plc
6.20%, 2011[1,3,4]	50,000	52,725
Sysco Corporation
5.25%, 2018	20,000	20,322

		236,989

Gaming - 0.0%
Wynn Las Vegas Capital Corporation
6.63%, 2014	25,000	22,000

Health Care - 0.6%
Cardinal Health, Inc.
1.46%, 2009[5]	30,000	29,884
Eli Lilly & Company
5.55%, 2037	35,000	35,359
Genentech, Inc.
4.75%, 2015	35,000	36,162
HCA, Inc.
9.25%, 2016	50,000	49,249
Highmark, Inc.
6.80%, 2013[1,3,4]	30,000	27,775
Kellogg Company
4.25%, 2013	25,000	25,736
Kroger Company
8.05%, 2010	45,000	46,251
Medtronic, Inc.
4.75%, 2015	60,000	63,105
Vanguard Health Holding Company II LLC
9.00%, 2014	25,000	23,938
WellPoint, Inc.
5.00%, 2011	30,000	30,759
Wyeth
5.95%, 2037	35,000	36,208

		404,426

Home Construction - 0.2%
MDC Holdings, Inc.
5.50%, 2013	55,000	53,233
NVR, Inc.
5.00%, 2010	20,000	19,910

		73,143

Independent Energy - 0.2%
Canadian Natural Resources, Ltd.
6.25%, 2038	35,000	34,936
Connacher Oil and Gas, Ltd.
10.25%, 2015[3,4]	25,000	15,125
Forest Oil Corporation
8.00%, 2011	25,000	24,875
Hilcorp Energy I, LP
7.75%, 2015[3,4]	75,000	63,375
NRG Energy, Inc.
7.25%, 2014	25,000	24,250
Southern Company
5.30%, 2012	15,000	15,750

		178,311

Insurance - 0.0%
ACE INA Holdings, Inc.
5.90%, 2019	10,000	10,024

Insurance - Life - 0.3%
HUB International Holdings, Inc.
10.25%, 2015[3,4]	25,000	18,406
MetLife, Inc.
6.13%, 2011	50,000	52,343
NLV Financial Corporation
7.50%, 2033[1,3,4]	30,000	22,561
Principal Financial Group, Inc.
6.05%, 2036	30,000	23,300
Principal Life Global Funding I
5.13%, 2013[1,3,4]	45,000	43,477
Prudential Financial, Inc.
6.20%, 2015	10,000	9,776
Sun Life Financial Global Funding, LP
1.42%, 2013[1,3,4,5]	45,000	31,139

		201,002

Insurance - Property & Casualty - 0.1%
Ace INA Holdings, Inc.
5.70%, 2017	30,000	29,871
Nationwide Mutual Insurance Company
6.60%, 2034[1,3,4]	25,000	15,023

		44,894

Integrated Energy - 0.1%
Hess Corporation
7.88%, 2029	20,000	21,693
Petrobras International Finance Company
5.88%, 2018	35,000	34,403
Petro-Canada
6.80%, 2038	10,000	9,858
West Penn Power Company
5.95%, 2017[1,3,4]	25,000	22,289

		88,243

Media - Cable - 0.7%
British Sky Broadcasting Group plc
6.10%, 2018[1,3,4]	55,000	54,919
Comcast Cable Communications Holdings, Inc.
8.38%, 2013	30,000	34,200

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2009 (unaudited)	Series N (Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BOND - 12.6% (continued)
Media - Cable - 0.7% (continued)
Comcast Corporation
5.70%, 2018	$20,000	$20,107
COX Communications, Inc.
7.13%, 2012	20,000	21,499
6.25%, 2018[1,3,4]	35,000	34,599
8.38%, 2039[3,4]	10,000	11,150
CSC Holdings, Inc.
7.63%, 2011	50,000	49,500
8.50%, 2014[3,4]	25,000	24,781
DirecTV Holdings LLC
7.63%, 2016	25,000	24,313
News America, Inc.
6.15%, 2037	60,000	50,888
Rogers Cable, Inc.
5.50%, 2014	40,000	41,487
Time Warner Cable, Inc.
5.40%, 2012	55,000	56,848
7.30%, 2038	90,000	93,755
Time Warner, Inc.
5.50%, 2011	30,000	30,980
Viacom, Inc.
5.75%, 2011	25,000	25,594

		574,620

Media - Non Cable - 0.2%
Affinity Group, Inc.
9.00%, 2012	25,000	17,000
News America, Inc.
6.40%, 2035	45,000	39,386
Thomson Reuters Corporation
6.50%, 2018	25,000	26,018
Univision Communications, Inc.
9.75%, 2015[3,4]	50,000	29,125
Vivendi
5.75%, 2013[1,3,4]	35,000	35,221

		146,750

Metals & Mining - 0.4%
ArcelorMittal
5.38%, 2013	35,000	33,523
Barrick Gold Financeco LLC
6.13%, 2013	30,000	32,191
BHP Billiton Finance, Ltd.
5.40%, 2017	30,000	31,335
Placer Dome, Inc.
6.45%, 2035	35,000	35,607
Rio Tinto Finance USA, Ltd.
5.88%, 2013	35,000	35,219
Russel Metals, Inc.
6.38%, 2014	25,000	20,281
Steel Dynamics, Inc.
7.38%, 2012	25,000	23,688
Sunoco, Inc.
5.75%, 2017	34,000	32,935
Tube City IMS Corporation
9.75%, 2015	25,000	15,313
Vale Overseas, Ltd.
6.25%, 2017	40,000	40,330

		300,422

Natural Gas Pipelines - 0.2%
Boardwalk Pipelines LLC
5.50%, 2017	20,000	18,873
Buckeye Partners, LP
6.05%, 2018	15,000	13,630
Dynegy Holdings, Inc.
7.50%, 2015	25,000	20,844
El Paso Corporation
12.00%, 2013	25,000	27,500
TEPPCO Partners, LP
7.55%, 2038	45,000	46,726
Texas Gas Transmission LLC
5.50%, 2013[1,3,4]	50,000	49,054

		176,627

Oil Field Services - 0.6%
Devon Financing Corporation ULC
7.88%, 2031	25,000	29,438
Diamond Offshore Drilling, Inc.
5.15%, 2014	25,000	25,445
El Paso Natural Gas Company
5.95%, 2017	13,000	12,513
EnCana Corporation
5.90%, 2017	35,000	35,879
6.50%, 2034	35,000	35,550
EOG Resources, Inc.
5.88%, 2017	25,000	26,590
Nabors Industries, Inc.
6.15%, 2018	10,000	9,600
Pemex Project Funding Master Trust
5.75%, 2018	80,000	73,599
Petrobras International Finance Company
7.88%, 2019	15,000	16,350
Shell International Finance BV
6.38%, 2038	25,000	27,231
Southern Natural Gas Company
5.90%, 2017[1,3,4,6]	13,000	12,591
Transocean, Inc.
5.25%, 2013	10,000	10,370
XTO Energy, Inc.
5.65%, 2016	30,000	30,372

		345,528

Paper - 0.1%
Boise Cascade LLC
7.13%, 2014	15,000	7,913
Georgia-Pacific LLC
7.13%, 2017[3,4]	25,000	23,249
Nielsen Finance LLC
0.00%, 2016[6]	25,000	16,063

		47,225

Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC
5.55%, 2016	40,000	41,374

Pipelines - 0.0%
Knight, Inc.
6.50%, 2012	25,000	24,438

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2009 (unaudited)	Series N (Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BOND - 12.6% (continued)
Railroads - 0.1%
Burlington Northern Santa Fe Corporation
5.65%, 2017	$57,000	$58,177
Canadian National Railway Company
6.25%, 2034	20,000	21,090
6.38%, 2037	10,000	10,953
Norfolk Southern Corporation
5.75%, 2018	15,000	15,337
Union Pacific Corporation
5.70%, 2018	25,000	25,051

		130,608

Refining - 0.2%
Diamond Offshore Drilling, Inc.
4.88%, 2015	30,000	29,503
Enterprise Products Operating, LP
6.30%, 2017	20,000	20,099
Marathon Oil Corporation
6.00%, 2017	35,000	35,638
5.90%, 2018	45,000	45,118
6.60%, 2037	15,000	14,514
Valero Energy Corporation
6.13%, 2017	55,000	53,023

		197,895

REIT’s - 0.2%
ERP Operating, LP
5.25%, 2014	25,000	23,735
Federal Realty Investment Trust
6.00%, 2012	20,000	19,474
Hospitality Properties Trust
5.63%, 2017	30,000	22,393
Reckson Operating Partnership, LP
6.00%, 2016	30,000	22,170
Regency Centers, LP
5.88%, 2017	15,000	12,152
Simon Property Group, LP
6.75%, 2014	5,000	5,024
5.75%, 2015	55,000	50,653

		155,601

Restaurants - 0.1%
Federated Retail Holdings, Inc.
5.35%, 2012	20,000	18,204
McDonald’s Corporation
5.30%, 2017	35,000	36,720

		54,924

Retailers - 0.2%
AmeriGas Partners, LP
7.13%, 2016	100,000	91,500
GSC Holdings Corporation
8.00%, 2012	25,000	25,188
Home Depot, Inc.
5.40%, 2016	35,000	34,938
JC Penney Corporation, Inc.
9.00%, 2012	30,000	30,558

		182,184

Services - 0.1%
Allied Waste North America, Inc.
7.25%, 2015	50,000	50,750

Sovereigns - 0.2%
Brazilian Government International Bond
11.00%, 2040	30,000	39,030
Italian Republic
5.25%, 2016	85,000	87,561

		126,591

Supermarkets - 0.0%
Kroger Company
7.50%, 2014	5,000	5,595

Technology - 0.3%
Seagate Technology HDD Holdings
6.80%, 2016	25,000	21,438
STATS ChipPAC, Ltd.
6.75%, 2011	25,000	24,000
Sungard Data Systems, Inc.
9.13%, 2013	100,000	94,499
Xerox Corporation
5.50%, 2012	15,000	14,959
6.75%, 2017	100,000	91,000
6.35%, 2018	25,000	22,313

		268,209

Telecommunications - Wireless - 0.7%
America Movil S.A. de CV
6.38%, 2035	45,000	42,673
British Telecommunications plc
5.15%, 2013	40,000	39,861
Centennial Communications Corporation
6.96%, 2013[5]	25,000	24,875
Cricket Communications, Inc.
7.75%, 2016[3,4]	25,000	24,063
Digicel S.A.
12.00%, 2014[3,4]	25,000	24,750
MetroPCS Wireless, Inc.
9.25%, 2014	25,000	24,844
New Cingular Wireless Services, Inc.
7.88%, 2011	30,000	32,354
Rogers Communications, Inc.
6.80%, 2018	30,000	32,161
Sprint Capital Corporation
8.38%, 2012	25,000	24,625
Verizon Communications, Inc.
4.35%, 2013	50,000	51,072
6.90%, 2038	30,000	31,296
Verizon Global Funding Corporation
7.75%, 2030	35,000	39,087
Vodafone Group plc
5.63%, 2017	35,000	35,549
Wind Acquisition Finance S.A.
10.75%, 2015[3,4]	25,000	25,000

		452,210

Telecommunications - Wirelines - 0.4%
AT&T Corporation
7.30%, 2011	15,000	16,450
AT&T, Inc.
6.45%, 2034	50,000	49,308

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2009 (unaudited)	Series N (Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BOND - 12.6% (continued)
Telecommunications - Wirelines - 0.4% (continued)
Cellco Partnership
8.50%, 2018[1,3,4]	$40,000	$47,803
Nordic Telephone Company Holdings ApS
8.88%, 2016[3,4]	100,000	96,499
Rogers Wireless, Inc.
7.50%, 2015	15,000	16,317
Telecom Italia Capital S.A.
5.25%, 2013	30,000	29,418
Telefonica Emisiones SAU
6.22%, 2017	35,000	37,029
Windstream Corporation
8.63%, 2016	25,000	23,938

		316,762

Textile - 0.1%
Invista
9.25%, 2012[3,4]	100,000	94,250

Tobacco - 0.1%
Altria Group, Inc.
8.50%, 2013	25,000	28,418
BAT International Finance plc
8.13%, 2013[1,3,4]	25,000	27,149
Reynolds American, Inc.
7.25%, 2013	10,000	10,284

		65,851

U.S. Banking - 0.1%
Bank of America Corporation
7.38%, 2014	70,000	72,311
Fifth Third Bancorp
8.25%, 2038	25,000	19,138

		91,449

TOTAL CORPORATE BOND (cost $9,494,657)		$9,254,469

	Principal Amount	Value
FOREIGN BOND - 0.2%
Chile - 0.1%
Celulosa Arauco y Constitucion S.A.
5.13%, 2013	$40,000	$38,827

France - 0.1%
France Telecom S.A.
7.75%, 2011[6]	46,000	49,751

United Kingdom - 0.0%
HBOS plc
6.00%, 2033[1,3,4]	40,000	23,899

TOTAL FOREIGN BOND (cost $127,319)		$112,477

	Principal Amount	Value
FOREIGN GOVERNMENT BOND - 0.2%
Mexico - 0.1%
Mexico Government International Bond
6.38%, 2013	$45,000	48,600
South Africa - 0.1%
South Africa Government International Bond
6.50%, 2014	65,000	68,088

TOTAL FOREIGN GOVERNMENT BOND (cost $111,777)		$116,688

	Principal Amount	Value
MUNICIPAL BOND - 0.7%
Florida - 0.1%
County of Orange Florida Revenue Bonds
5.00%, 2018	50,000	52,580

Georgia - 0.3%
City of Atlanta Georgia Revenue Bonds
5.50%, 2017	35,000	36,710
County of Baltimore Maryland General Obligation Unlimited
5.00%, 2038	35,000	35,757
De Kalb County Ga Revenue Bonds
5.00%, 2035	40,000	41,071

		113,538

Illinois - 0.0%
Chicago Transit Authority Revenue Bonds
6.90%, 2040	30,000	31,755

Kansas - 0.0%
Kansas Development Finance Authority Revenue Bonds
5.50%, 2034	30,000	27,876

Massachusetts - 0.1%
Massachusetts Health & Educational Facilities Authority Revenue Bonds
5.00%, 2038	45,000	46,010

New York - 0.1%
Metropolitan Transportation Authority Revenue Bonds
7.34%, 2039	10,000	11,786
New York City Housing Development Corporation Revenue Bonds
6.42%, 2027	30,000	22,955
New York State Urban Development Corporation Revenue Bonds
5.50%, 2018	25,000	28,377
Triborough Bridge & Tunnel Authority Revenue Bonds
5.00%, 2038	45,000	44,451

		107,569

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2009 (unaudited)	(Managed Asset Allocation Series	)

	Principal Amount	Value
MUNICIPAL BOND - 0.7% (continued)
North Carolina - 0.1%
City of Charlotte North Carolina Revenue Bonds
4.75%, 2033	$50,000	$50,109

Oregon - 0.0%
State of Oregon General Obligation Unlimited
5.89%, 2027	15,000	14,839

Utah - 0.0%
Utah Transit Authority Revenue Bonds
5.25%, 2038	35,000	35,877

West Virginia - 0.0%
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds
7.47%, 2047	45,000	30,179

TOTAL MUNICIPAL BOND (cost $525,325)		$510,332

	Principal Amount	Value
MORTGAGE BACKED SECURITIES - 14.0%
Other Non-Agency - 2.1%
C.M.O.’s - 2.1%
American Tower Trust
2007-1A, 5.96%, 2037[1,3,4]	$45,000	$39,375
Banc of America Commercial Mortgage, Inc.
2003-1, 4.65%, 2036	75,000	69,370
2005-3, 4.50%, 2043	235,000	229,685
Banc of America Mortgage Securities, Inc.
2004-A, 5.46%, 2034[5]	25,769	20,985
2004-D, 3.89%, 2034[5]	2,584	2,287
2004-H, 4.75%, 2034[5]	15,906	13,037
2004-I, 4.83%, 2034[5]	14,182	12,242
2005-J, 5.24%, 2035[5]	36,313	24,508
Bear Stearns Commercial Mortgage Securities
2005-PW10, 5.09%, 2040	57,140	57,570
2005-PWR8, 4.67%, 2041	60,000	51,677
Citigroup
2005-CD1, 5.23%, 2044[5]	175,000	170,038
Commercial Mortgage Loan Trust
2008-LS1, 6.02%, 2017[5]	175,000	141,691
Credit Suisse Mortgage Capital Certificates
2006-C4, 5.47%, 2039	100,000	69,974
GMAC Commercial Mortgage Securities, Inc.
2001-C2, 6.70%, 2034	123,897	126,161
JP Morgan Chase Commercial Mortgage Securities Corporation
2001-CIBC, 6.26%, 2033	95,229	97,272
2001-CIB2, 6.24%, 2035	11,272	11,432
2004-LDP4, 4.82%, 2042[5]	75,000	72,451
2006-CB15, 5.81%, 2043[5]	55,000	43,259
Morgan Stanley Capital I
2007-HQ11, 5.45%, 2044[5]	100,000	76,406
Morgan Stanley Dean Witter Capital I
2002-TOP7, 5.98%, 2039	200,000	203,827

		1,533,247

		1,533,247

U.S. Government Sponsored Agencies - 11.2%
C.M.O.’s - 0.2%
Federal Home Loan Mortgage Corporation
FHR 2614 IH, 4.50%, 2016[1,7]	47,607	2,048
FHR 2681 PC, 5.00%, 2019	59,670	60,911
Federal National Mortgage Association
FNR 2003-40 NI, 5.50%, 2028[1,7]	2,754	68
FNS 319 2, 6.50%, 2032[1,7]	9,343	1,629
FNR 2006-35 GK, 6.00%, 2032	76,615	79,761

		144,417

Pass Through’s - 11.0%
Federal Home Loan Mortgage Corporation
#E01341, 5.50%, 2018	5,172	5,429
#E99933, 5.00%, 2018	3,071	3,216
#E99966, 5.00%, 2018	17,372	18,191
#B10343, 5.00%, 2018	4,641	4,859
#B19214, 5.50%, 2020	15,733	16,504
#J02272, 5.50%, 2020	52,709	55,292
#J02554, 5.50%, 2020	52,035	54,584
#J03203, 6.00%, 2021	45,522	48,201
#J03254, 6.00%, 2021	15,603	16,521
#J03615, 6.00%, 2021	79,168	83,827
#J03640, 6.00%, 2021	57,140	60,503
#J03672, 6.00%, 2021	23,731	25,128
#933890, 5.00%, 2023	212,885	220,611
#AA0774, 4.50%, 2024	212,059	216,623
#C68205, 7.00%, 2032	4,314	4,671
#1B0527, 5.26%, 2032[5]	1,435	1,472
#A12118, 5.00%, 2033	41,393	42,329
#D86309, 5.00%, 2033	24,127	24,673
#A15852, 5.00%, 2033	16,898	17,280
#A15907, 5.00%, 2033	19,633	20,078
#A21263, 4.50%, 2034	124,725	124,666
#G01805, 4.50%, 2035	252,939	252,779
#833174, 5.17%, 2035[5]	172,237	178,931
#1G1762, 5.05%, 2035[5]	30,989	32,215
#1G0661, 5.34%, 2036[5]	14,567	15,181
#745336, 5.00%, 2036	150,606	153,871
#1G1353, 5.99%, 2036[5]	72,212	75,438
#AA5588, 4.50%, 2039	219,705	219,394

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2009 (unaudited)	(Managed Asset Allocation Series	)

	Principal Amount	Value
MORTGAGE BACKED SECURITIES - 14.0% (continued)
U.S. Government Sponsored Agencies - 11.2% (continued)
Pass Through’s - 11.0% (continued)
Federal National Mortgage Association
#254140, 5.50%, 2017	$3,254	$3,434
#625931, 5.50%, 2017	2,916	3,077
#254234, 5.50%, 2017	3,412	3,601
#357280, 6.50%, 2017	16,286	17,261
#555345, 5.50%, 2018	3,311	3,494
#555446, 5.50%, 2018	5,340	5,643
#685202, 5.50%, 2018	46,108	48,699
#555693, 5.50%, 2018	49,554	52,370
#725098, 5.50%, 2018	11,220	11,850
#725528, 5.50%, 2019	8,405	8,877
#789885, 5.50%, 2019	10,777	11,383
#745406, 6.00%, 2021	64,728	68,972
#981614, 5.00%, 2023	7,380	7,648
#964793, 5.50%, 2023	247,278	259,111
#650075, 6.50%, 2032	9,616	10,332
#545759, 6.50%, 2032	83,396	88,923
#254514, 5.50%, 2032	2,124	2,206
#254550, 6.50%, 2032	15,601	16,761
#974321, 6.00%, 2033	107,018	111,969
#555417, 6.00%, 2033	41,611	43,901
#254767, 5.50%, 2033	116,998	121,403
#744692, 5.50%, 2033	27,458	28,491
#747387, 5.50%, 2033	23,085	23,954
#744750, 5.50%, 2033	11,158	11,578
#747571, 5.50%, 2033	18,159	18,842
#747549, 5.50%, 2033	6,338	6,576
#750362, 5.50%, 2033	22,349	23,191
#254983, 5.50%, 2033	53,722	55,744
#756190, 5.50%, 2033	31,343	32,523
#762076, 5.50%, 2034	30,448	31,594
#255028, 5.50%, 2034	13,299	13,745
#763700, 5.00%, 2034	61,774	63,152
#725424, 5.50%, 2034	257,811	267,516
#789293, 5.50%, 2034	113,885	118,279
#790237, 6.00%, 2034	30,933	32,529
#791574, 6.00%, 2034	29,216	30,723
#725704, 6.00%, 2034	256,371	269,995
#923129, 5.50%, 2034	16,686	17,303
#790217, 6.00%, 2034	11,882	12,495
#790044, 6.00%, 2034	29,015	30,511
#790629, 6.00%, 2034	28,097	29,547
#725773, 5.50%, 2034	200,088	206,807
#790788, 6.00%, 2034	32,658	34,343
#796104, 5.50%, 2034	29,986	31,096
#255459, 6.00%, 2034	31,844	33,487
#725946, 5.50%, 2034	705,155	731,260
#804395, 5.50%, 2034	72,388	75,068
#808951, 6.00%, 2035	308,645	323,794
#735502, 6.00%, 2035	31,384	33,003
#889829, 5.00%, 2035	394,465	403,572
#745216, 4.76%, 2035[5]	34,272	35,540
#850863, 5.32%, 2035[5]	25,845	26,911

#848522, 5.63%, 2035[5]	13,138	13,751
#745275, 5.00%, 2036	266,114	271,883
#745554, 6.50%, 2036	338,989	361,983
#868728, 6.50%, 2036	13,345	14,229
#888010, 5.99%, 2036[5]	32,303	33,680
#893353, 6.00%, 2036	40,911	42,855
#900362, 6.00%, 2036	53,864	56,424
#896329, 6.50%, 2036	30,026	32,030
#745946, 5.50%, 2036	17,247	17,840
#905196, 6.04%, 2036[5]	44,622	47,072
#1B3203, 6.03%, 2037[5]	26,021	27,390
#938089, 5.00%, 2037	25,781	26,292
#938883, 5.00%, 2037	71,387	72,800
#889543, 5.50%, 2037	86,509	89,414
#952502, 6.50%, 2037	124,498	132,768
#928835, 6.50%, 2037	23,684	25,254
#888884, 5.50%, 2037	141,199	146,514
#960122, 6.50%, 2037	148,947	158,841
#959818, 6.50%, 2037	238,737	254,595
#972155, 6.00%, 2038	62,474	65,365
#983288, 6.00%, 2038	83,878	87,759
#964926, 6.00%, 2038	46,051	48,182
#257407, 6.00%, 2038	22,899	23,961
#AA7985, 4.50%, 2039	64,916	64,865

		8,062,298

		8,206,715

U.S. Government Sponsored Securities - 0.7%
Pass Through’s - 0.7%
Government National Mortgage Association
#780766, 7.00%, 2013	112	113
#67365, 11.50%, 2013	1,058	1,135
#781312, 7.00%, 2013	10,884	11,603
G2 2102, 8.00%, 2025	764	841
G2 3295, 5.50%, 2032	8,971	9,268
#612919, 5.00%, 2033	35,551	36,478
#615278, 5.00%, 2033	72,429	74,319
#604639, 5.00%, 2033	55,103	56,541
G2 3442, 5.00%, 2033	133,838	136,299
G2 3458, 5.00%, 2033	37,624	38,338
G2 3490, 6.50%, 2033	6,899	7,345
G2 3513, 5.00%, 2034	47,134	48,007
G2 3517, 6.00%, 2034	25,612	26,670
G2 3529, 5.00%, 2034	11,316	11,526
G2 3530, 5.50%, 2034	19,176	19,789
#605561, 5.50%, 2034	42,994	44,610

		522,882

		522,882

TOTAL MORTGAGE BACKED SECURITIES (cost $10,151,552)		$10,262,844

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2009 (unaudited)	(Managed Asset Allocation Series	)

	Principal Amount	Value
ASSET BACKED SECURITIES - 1.4%
Auto - 0.7%
AmeriCredit Automobile Receivables Trust
2006-RM, 5.53%, 2014	$280,000	$266,446
Capital Auto Receivables Asset Trust
2006-SN1A, 5.32%, 2010[1,3,4]	20,390	20,390
2006-SN1A, 5.50%, 2010[1,3,4]	25,000	25,000
2006-1, 5.26%, 2010	60,000	60,410
Triad Auto Receivables Owner Trust
2006-B, 5.52%, 2012	100,000	96,143
USAA Auto Owner Trust
2008-1, 4.16%, 2012	50,000	50,957

		$519,346

Credit Cards - 0.4%
Capital One Multi-Asset Execution Trust
2007-C3, 0.61%, 2013[5]	70,000	66,896
2005-A7, 4.70%, 2015	70,000	72,280
GE Capital Credit Card Master Note Trust
2006-1, 5.08%, 2012	50,000	50,202
2007-3, 0.62%, 2013[5]	90,000	76,902
MBNA Credit Card Master Note Trust
2006-C3, 0.61%, 2013[5]	35,000	31,633

		297,913

Home Equity Loans - 0.0%
Chase Funding Mortgage Loan Asset-Backed Certificates
2002-2, 5.60%, 2031	5,846	1,412

Other - 0.2%
CNH Equipment Trust
2007-A, 5.08%, 2014	50,000	38,611
Greenwich Capital Commercial Funding Corporation
2007-GG9, 5.44%, 2039	50,000	39,856
John Deere Owner Trust
2008-A, 3.82%, 2011	23,176	23,254
Marriott Vacation Club Owner Trust
2006-1A, 5.74%, 2028[1,3,4]	57,178	53,443
2006-2A, 5.36%, 2028[1,3,4]	18,719	15,691

		170,855

Student Loans - 0.1%
SLM Student Loan Trust
2008-4, 2.14%, 2012[5]	60,000	59,750

TOTAL ASSET BACKED SECURITIES (cost $1,110,902)		$1,049,276

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 0.0%
Federal Home Loan Bank
5.60%, 6/28/2011	$10,000	$10,811

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $10,001)		$10,811

U.S. GOVERNMENT SECURITIES - 3.4%
U.S. Treasury Bonds
4.75%, 2/15/2037	185,000	198,037
U.S. Treasury Inflation Indexed Bonds
2.00%, 7/15/2014	129,848	132,891
1.38%, 7/15/2018	64,154	62,189
U.S. Treasury Note
2.13%, 1/31/2010	605,000	611,026
3.13%, 9/30/2013	130,000	134,489
2.25%, 5/31/2014	1,210,000	1,193,738
2.63%, 4/30/2016	185,000	178,872

TOTAL U.S. GOVERNMENT SECURITIES (cost $2,471,058)		$2,511,242

	Principal Amount	Value
SHORT TERM INVESTMENTS - 2.7%
State Street GA Money Market Fund	$224,491	$224,491
T. Rowe Price Reserve Investment Fund	1,734,544	1,734,544

TOTAL SHORT TERM INVESTMENTS (cost $1,959,035)		$1,959,035

Total Investments - 99.9% (cost $80,670,161)		$73,315,372
Cash & Other Assets, Less Liabilities - 0.1%		38,765

Total Net Assets - 100.0%		$73,354,137

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $83,208,736.

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $856,690 (cost $942,542), or 1.2% of total net assets.

[2]	Security is a PFIC (Passive Foreign Investment Company).

[3]	Security was acquired through a private placement.

[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $1,335,505 (cost $1,418,125), or 1.8% of total net assets.

[5]	Variable rate security. Rate indicated is rate effective at June 30, 2009.

[6]	Step Up/Down

[7]	Security is an interest-only strip. Rate indicated is effective yield at June 30, 2009.

The accompanying notes are an integral part of the financial statements

Series N

(Managed Asset Allocation Series)

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments, at value*	$73,315,372
Receivables:
Fund shares sold	29,570
Securities sold	156,850
Interest	238,911
Dividends	75,863
Foreign taxes recoverable	12,595
Prepaid expenses	877

Total assets	73,830,038

Liabilities:
Cash overdraft	34,378
Cash overdraft denominated in a foreign currency, at value**	20,482
Payable for:
Fund shares redeemed	46,048
Securities purchased	208,029
Management fees	60,734
Administration fees	51,529
Transfer agent/maintenance fees	2,083
Custodian fees	24,265
Professional fees	21,770
Other fees	6,583

Total liabilities	475,901

Net assets	$73,354,137

Net assets consist of:
Paid in capital	$91,523,593
Undistributed net investment income	2,509,243
Accumulated net realized loss on sale of investments and foreign currency transactions	(13,322,898)
Net unrealized depreciation in value of investments and translation of assets and liabilities in foreign currencies	(7,355,801)

Net assets	$73,354,137

Capital shares authorized	unlimited
Capital shares outstanding	4,744,507
Net asset value per share
(net assets divided by shares outstanding)	$15.46

* Investments, at cost	$80,670,161
** Cash denominated in a foreign currency, at cost	(20,183)

Statement of Operations

For Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends (net of foreign withholding tax $33,818)	$733,758
Interest	660,291

Total investment income	1,394,049

Expenses:
Management fees	350,488
Administration fees	137,181
Transfer agent/maintenance fees	12,642
Custodian fees	48,253
Directors’ fees	2,623
Professional fees	16,789
Reports to shareholders	6,280
Other	3,330

Total expenses	577,586

Net investment income	816,463

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(6,652,965)
Foreign currency transactions	(8,417)

Net realized loss	(6,661,382)

Net unrealized appreciation (depreciation) during the period on:
Investments	10,801,927
Translation of assets and liabilities in foreign currencies	594

Net unrealized appreciation	10,802,521

Net realized and unrealized gain	4,141,139

Net increase in net assets resulting from operations	$4,957,602

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Series N
(Managed Asset Allocation Series)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from operations:
Net investment income	$816,463	$1,937,569
Net realized loss during the period on investments and foreign currency transactions	(6,661,382)	(6,196,875)
Net unrealized appreciation (depreciation) during the period on investments and translation of assets and liabilities in foreign currencies	10,802,521	(26,102,064)

Net increase (decrease) in net assets resulting from operations	4,957,602	(30,361,370)

Capital share transactions:
Proceeds from sale of shares	5,030,642	25,871,130
Cost of shares redeemed	(13,055,524)	(36,511,309)

Net decrease from capital share transactions	(8,024,882)	(10,640,179)

Net decrease in net assets	(3,067,280)	(41,001,549)

Net assets:
Beginning of period	76,421,417	117,422,966

End of period	$73,354,137	$76,421,417

Undistributed net investment income at end of period	$2,509,243	$1,692,780

Capital share activity:
Shares sold	365,195	1,491,277
Shares redeemed	(959,676)	(2,121,410)

Total capital share activity	(594,481)	(630,133)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series N
Selected data for each share of capital stock outstanding throughout each period	(Managed Asset Allocation Series)

	Six Months Ended June 30, 2009[a]	2008	2007	2006	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$14.31	$19.67	$18.55	$16.55	$15.86	$14.40

Income (loss) from investment operations:
Net investment income[b]	0.16	0.34	0.32	0.30	0.23	0.27
Net gain (loss) on securities (realized and unrealized)	0.99	(5.70)	0.80	1.70	0.46	1.27

Total from investment operations	1.15	(5.36)	1.12	2.00	0.69	1.54

Less distributions:
Dividends from net investment income	—	—	—	—	—	(0.08)

Total distributions	—	—	—	—	—	(0.08)

Net asset value, end of period	$15.46	$14.31	$19.67	$18.55	$16.55	$15.86

Total Return[c]	7.96%	(27.25%)	6.04%	12.08%	4.35%	10.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,354	$76,421	$117,423	$105,300	$97,690	$93,087

Ratios to average net assets:
Net investment income	2.33%	1.94%	1.63%	1.63%	1.44%	1.75%
Total expenses[d]	1.65%	1.52%	1.41%	1.41%	1.41%	1.39%
Net expenses[e]	1.65%	1.52%	1.41%	1.40%	1.41%	1.39%
Net expenses prior to custodian earnings credits and net of expense waivers	1.65%	1.52%	1.41%	1.41%	1.41%	1.39%

Portfolio turnover rate	50%	82%	75%	63%	67%	79%

[a]	Unaudited figures for the six months ended June 30, 2009. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

This page left blank intentionally.

Series O

ALL CAP VALUE SERIES

Performance Summary June 30, 2009	Series O (All Cap Value Series) (unaudited)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series O (All Cap Value Series) on June 30, 1999, and reflects the fees and expenses of Series O. The Russell 3000 Index measures the performance of the broad value segment of the U.S equity universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forcasted growth values.

Average Annual Returns

Periods Ended 6-30-09[1]	1 Year	5 Years	10 Years
Series O	(22.42%)	(1.46%)	1.01%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	11.41%
Consumer Staples	8.39
Energy	13.04
Financials	11.90
Health Care	8.23
Industrials	22.34
Information Technology	12.23
Materials	4.01
Telecommunication Services	1.10
Utilities	6.37
Cash & Other Assets, Less Liabilities	0.98

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Performance Summary June 30, 2009 (unaudited)	Series O (All Cap Value Series)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009[1]	Expenses Paid During Period[2]
Series O (All Cap Value Series)
Actual	$1,000.00	$1,084.78	$4.39
Hypothetical	1,000.00	1,020.58	4.26

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2009 to June 30, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2009 to June 30, 2009 was 8.48%.

[2]

Expenses are equal to the Series annualized expense ratio of 0.85%, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments June 30, 2009 (unaudited)	Series O (All Cap Value Series)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 2.0%
Orbital Sciences Corporation *	5,410	$82,070
United Technologies Corporation	53,000	2,753,880

		2,835,950

Air Freight & Logistics - 2.6%
FedEx Corporation	66,200	3,682,044

Apparel Retail - 1.2%
Brown Shoe Company, Inc.	74,900	542,276
Chico’s FAS, Inc. *	84,570	822,866
Talbots, Inc.	70,109	378,589

		1,743,731

Apparel, Accessories & Luxury Goods - 0.8%
Fossil, Inc. *	19,400	467,152
Maidenform Brands, Inc. *	37,600	431,272
Oxford Industries, Inc.	21,700	252,805

		1,151,229

Biotechnology - 0.1%
Combinatorx, Inc. *	100,100	82,082

Building Products - 1.3%
Trex Company, Inc. *	34,800	465,276
USG Corporation *	135,600	1,365,492

		1,830,768

Coal & Consumable Fuels - 0.8%
Evergreen Energy, Inc. *	333,300	326,634
USEC, Inc. *	165,700	881,524

		1,208,158

Communications Equipment - 0.9%
Symmetricom, Inc. [1] ,*	216,100	1,246,897

Computer Hardware - 2.1%
Hewlett-Packard Company	76,400	2,952,860

Construction & Engineering - 1.6%
Insituform Technologies, Inc. *	69,800	1,184,506
URS Corporation *	23,200	1,148,864

		2,333,370

Construction Materials - 0.5%
Eagle Materials, Inc.	26,100	658,764

Consumer Finance - 0.6%
First Marblehead Corporation *	391,226	790,277

Data Processing & Outsourced Services - 5.0%
Affiliated Computer Services, Inc. *	16,700	741,814
Computer Sciences Corporation *	55,400	2,454,220
Western Union Company	254,100	4,167,240

		7,363,274

Department Stores - 4.4%
JC Penney Company, Inc.	216,700	6,221,456

Diversified Banks - 2.4%
U.S. Bancorp	62,639	1,122,491
Wells Fargo & Company	98,495	2,389,489

		3,511,980

Diversified Chemicals - 1.1%
Dow Chemical Company	94,000	1,517,160

Drug Retail - 1.7%
CVS Caremark Corporation	77,300	2,463,551

Electric Utilities - 4.3%
Allete, Inc.	28,098	807,818
American Electric Power Company, Inc.	1,213	35,044
Edison International	112,700	3,545,541
Great Plains Energy, Inc.	47,192	733,836
Northeast Utilities	27,064	603,798
Westar Energy, Inc.	25,400	476,758

		6,202,795

Electrical Components & Equipment - 0.4%
Power-One, Inc. 1, *	432,100	643,829

Electronic Manufacturing Services - 2.6%
Maxwell Technologies, Inc. *	119,700	1,655,451
Tyco Electronics, Ltd. *	115,600	2,149,004

		3,804,455

Forest Products - 0.4%
Louisiana-Pacific Corporation	164,000	560,880

Gas Utilities - 0.5%
Atmos Energy Corporation	28,500	713,640

Health Care Equipment - 3.8%
Aspect Medical Systems, Inc. *	50,300	297,273
Covidien plc	49,500	1,853,280
Hologic, Inc. *	30,000	426,900
Hospira, Inc. *	73,400	2,827,368

		5,404,821

Health Care Facilities - 0.4%
Community Health Systems, Inc. *	24,000	606,000

Health Care Services - 1.9%
Medco Health Solutions, Inc. *	31,000	1,413,910
Mednax, Inc. *	17,500	737,275
Providence Service Corporation *	17,500	191,625
RehabCare Group, Inc. *	18,370	439,594

		2,782,404

Highways & Railtracks - 0.1%
Quixote Corporation [1]	26,100	73,863

Home Furnishings - 0.5%
Leggett & Platt, Inc.	51,200	779,776

Home Improvement Retail - 2.5%
Lowe’s Companies, Inc.	188,000	3,649,080

Human Resources & Employment Services - 0.4%
Administaff, Inc.	24,100	560,807

Hypermarkets & Super Centers - 2.1%
Wal-Mart Stores, Inc.	61,400	2,974,216

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2009 (unaudited)	Series O (All Cap Value Series)

	Shares	Value
COMMON STOCKS - 99.0% (continued)
Independent Power Producers & Energy Traders - 1.0%
NRG Energy, Inc. *	53,800	$1,396,648

Industrial Conglomerates - 4.2%
General Electric Company	189,700	2,223,284
McDermott International, Inc. *	187,100	3,800,001

		6,023,285

Industrial Machinery - 2.3%
Dover Corporation	30,100	996,009
Harsco Corporation	17,200	486,760
Parker Hannifin Corporation	41,000	1,761,360

		3,244,129

Insurance Brokers - 0.7%
AON Corporation	17,100	647,577
Arthur J Gallagher & Company	15,300	326,502

		974,079

Integrated Oil & Gas - 5.1%
Chevron Corporation	41,200	2,729,500
ConocoPhillips	45,900	1,930,554
Exxon Mobil Corporation	39,700	2,775,428

		7,435,482

Integrated Telecommunication Services - 1.1%
Windstream Corporation	188,000	1,571,680

IT Consulting & Other Services - 0.3%
Satyam Computer Services, Ltd. ADR	122,559	381,158

Managed Health Care - 0.7%
Aetna, Inc.	39,900	999,495

Movies & Entertainment - 2.0%
Time Warner, Inc.	111,966	2,820,424

Multi-Line Insurance - 0.9%
American Financial Group, Inc.	57,600	1,243,008

Multi-Utilities - 0.6%
Alliant Energy Corporation	31,400	820,482

Oil & Gas Drilling - 0.2%
Helmerich & Payne, Inc.	10,800	333,396

Oil & Gas Equipment & Services - 2.5%
Global Industries, Ltd. *	275,502	1,559,341
Halliburton Company	94,800	1,962,360

		3,521,701

Oil & Gas Exploration & Production - 2.4%
Chesapeake Energy Corporation	85,700	1,699,431
Goodrich Petroleum Corporation *	16,026	394,079
Gulfport Energy Corporation *	31,900	218,515
PetroHawk Energy Corporation *	47,800	1,065,940

		3,377,965

Oil & Gas Storage & Transportation - 2.0%
Southern Union Company	50,900	936,051
Williams Companies, Inc.	121,300	1,893,493

		2,829,544

Other Diversified Financial Services - 0.9%
JPMorgan Chase & Company	39,400	1,343,934

Packaged Foods & Meats - 2.5%
Hormel Foods Corporation	42,100	1,454,134
JM Smucker Company	23,300	1,133,778
TreeHouse Foods, Inc. *	37,000	1,064,490

		3,652,402

Paper Packaging - 1.2%
Bemis Company, Inc. [2]	44,500	1,121,400
Sonoco Products Company	29,900	716,105

		1,837,505

Paper Products - 0.6%
Schweitzer-Mauduit International, Inc.	32,400	881,604

Pharmaceuticals - 1.3%
Schering-Plough Corporation	77,000	1,934,240

Property & Casualty Insurance - 6.4%
Alleghany Corporation *	3,570	967,470
Berkshire Hathaway, Inc. (Cl.B) *	1,766	5,113,858
Employers Holdings, Inc.	33,000	447,150
Hanover Insurance Group, Inc.	37,700	1,436,747
W.R. Berkley Corporation	58,300	1,251,701

		9,216,926

Railroads - 2.6%
Union Pacific Corporation	72,700	3,784,762

Research & Consulting Services - 3.8%
Equifax, Inc.	153,600	4,008,960
ICF International, Inc. *	28,100	775,279
Navigant Consulting, Inc. *	49,700	642,124

		5,426,363

Security & Alarm Services - 0.6%
GeoEye, Inc. *	38,400	904,704

Semiconductors - 1.3%
IXYS Corporation [1]	177,900	1,800,348

Specialty Chemicals - 0.2%
Zoltek Companies, Inc. *	30,900	300,348

Tobacco - 2.1%
Philip Morris International, Inc.	67,700	2,953,074

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series O
June 30, 2009 (unaudited)	(All Cap Value Series	)

	Shares	Value
COMMON STOCKS - 99.0% (continued)
Trucking - 0.5%
Saia, Inc. *	39,000	$702,390

TOTAL COMMON STOCKS (cost $183,758,229)		$142,061,193

Total Investments - 99.0% (cost $183,758,229)		$142,061,193
Cash & Other Assets, Less Liabilities - 1.0%		1,408,542

Total Net Assets - 100.0%		$143,469,735

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $183,872,932.

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $3,764,937 (cost $4,381,286), or 2.6% of total net assets.

[2]	Security is segregated as collateral for open written option contracts.

The accompanying notes are an integral part of the financial statements

Series O
(All Cap Value Series)

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments, at value*	$142,061,193
Cash	290,058
Receivables:
Fund shares sold	489,473
Securities sold	674,885
Dividends	254,541
Security Investors	4,667
Prepaid expenses	2,498

Total assets	143,777,315

Liabilities:
Payable for:
Fund shares redeemed	130,023
Written options, at value (premiums received $44,075)	32,625
Management fees	85,268
Administration fees	11,753
Transfer agent/maintenance fees	2,083
Custodian fees	149
Directors’ fees	3,138
Professional fees	28,717
Other fees	13,824

Total liabilities	307,580

Net assets	$143,469,735

Net assets consist of:
Paid in capital	$208,398,232
Undistributed net investment income	4,932,338
Accumulated net realized loss on sale of investments and foreign currency transactions	(28,175,249)
Net unrealized depreciation in value of investments and translation of assets and liabilities in foreign currencies	(41,685,586)

Net assets	$143,469,735

Capital shares authorized	unlimited
Capital shares outstanding	9,193,318
Net asset value per share (net assets divided by shares outstanding)	$15.61

* Investments, at cost	$183,758,229

Statement of Operations

For Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends	$1,479,102
Interest	2,010

Total investment income	1,481,112

Expenses:
Management fees	483,104
Administration fees	65,742
Transfer agent/maintenance fees	12,647
Directors’ fees	5,764
Professional fees	18,787
Reports to shareholders	13,515
Other	3,854

Total expenses	603,413
Reimbursement of expenses	(16,750)

Net expenses	586,663

Net investment income	894,449

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(9,803,818)
Options written	45,995

Net realized loss	(9,757,823)

Net unrealized appreciation (depreciation) during the period on:
Investments	18,291,278
Options written	(33,771)

Net unrealized appreciation	18,257,507

Net realized and unrealized gain	8,499,684

Net increase in net assets resulting from operations	$9,394,133

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Series O
	(All Cap Value Series	)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from operations:
Net investment income	$894,449	$4,095,123
Net realized loss during the period on investments and foreign currency transactions	(9,757,823)	(17,206,865)
Net unrealized appreciation (depreciation) during the period on investments and translation of assets and liabilities in foreign currencies	18,257,507	(94,226,726)

Net increase (decrease) in net assets resulting from operations	9,394,133	(107,338,468)

Capital share transactions:
Proceeds from sale of shares	10,811,470	128,467,594
Cost of shares redeemed	(33,369,814)	(152,728,104)

Net decrease from capital share transactions	(22,558,344)	(24,260,510)

Net decrease in net assets	(13,164,211)	(131,598,978)

Net assets:
Beginning of period	156,633,946	288,232,924

End of period	$143,469,735	$156,633,946

Undistributed net investment income at end of period	$4,932,338	$4,037,889

Capital share activity:
Shares sold	787,428	6,181,412
Shares redeemed	(2,477,608)	(7,629,934)

Total capital share activity	(1,690,180)	(1,448,522)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series O
Selected data for each share of capital stock outstanding throughout each period	(All Cap Value Series	)

	Six Months Ended June 30, 2009[a]	2008[b,c]	2007	2006	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$14.39	$23.37	$22.73	$19.13	$18.44	$16.14

Income (loss) from investment operations:
Net investment income[d]	0.09	0.34	0.34	0.31	0.23	0.21
Net gain (loss) on securities (realized and unrealized)	1.13	(9.32)	0.30	3.29	0.46	2.12

Total from investment operations	1.22	(8.98)	0.64	3.60	0.69	2.33

Less distributions:
Dividends from net investment income	—	—	—	—	—	(0.03)

Total distributions	—	—	—	—	—	(0.03)

Net asset value, end of period	$15.61	$14.39	$23.37	$22.73	$19.13	$18.44

Total Return[e]	8.48%	(38.43%)	2.82%	18.82%	3.74%	14.43%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$143,470	$156,634	$288,233	$295,049	$259,728	$240,833

Ratios to average net assets:
Net investment income	1.30%	1.72%	1.42%	1.41%	1.29%	1.31%
Total expenses[f]	0.87%	1.09%	1.14%	1.15%	1.15%	1.13%
Net expenses[g]	0.85%	1.07%	1.14%	1.15%	1.15%	1.13%
Net expenses prior to custodian earnings credits and net of expense waivers	0.85%	1.07%	1.14%	1.15%	1.15%	1.13%

Portfolio turnover rate	12%	124%[h]	25%	18%	20%	20%

[a]	Unaudited figures for the six months ended June 30, 2009. Percentage amounts, except total return, have been annualized.

[b]	Security Global Investors, LLC (SGI) became the advisor of Series O effective August 15, 2008. Prior to August 15, 2008, SGI paid T.Rowe Price for sub-advisory services.

[c]	Effective August 15, 2008 the Series name became All Cap Value Series. Prior to August 15, 2008 the Series was known as the Equity Income Series.

[d]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[e]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[f]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and earnings credits, as applicable.

[g]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[h]	Significant variation in the portfolio turnover rate is due to Investment Manager’s appointment of new portfolio manager for the Series.

The accompanying notes are an integral part of the financial statements

This page left blank intentionally.

Series P

HIGH YIELD SERIES

Series P
Performance Summary	(High Yield Series	)
June 30, 2009	(unaudited	)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series P (High Yield Series) on June 30, 1999 and reflects the fees and expenses of Series P. The Barclays Capital U.S. Corporate High Yield Bond Index is an unmanaged index that tracks below investment grade bonds.

Average Annual Returns

Periods Ended 6-30-09[1]	1 Year	5 Years	10 Years
Series P	(1.05%)	4.84%	4.91%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Comparison by Quality Ratings (Based on Standard & Poor’s Ratings)

AA	0.93%
A	0.96
BBB	11.04
BB	16.57
B	33.90
CCC	26.72
CC	1.52
C	0.53
D	1.97
NR	3.32
Common Stocks	0.02
Preferred Stocks	0.21
Cash & Other Assets, Less Liabilities	2.31

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Performance Summary	Series P
June 30, 2009 (unaudited)	(High Yield Series	)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009[1]	Expenses Paid During Period[2]
Series P (High Yield Series)
Actual	$1,000.00	$1,396.87	$5.65
Hypothetical	1,000.00	1,020.08	4.76

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2009 to June 30, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2009 to June 30, 2009 was 39.69%.

[2]

Expenses are equal to the Series annualized expense ratio of 0.95%, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series P
June 30, 2009 (unaudited)	(High Yield Series	)

	Shares	Value
COMMON STOCKS - 0.0%
Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc. *	57	$1,322

Airlines - 0.0%
Delta Air Lines, Inc. *	2,225	12,883

Broadcasting - 0.0%
Adelphia Recovery Trust *	5,270	132

Cable & Satellite - 0.0%
Time Warner Cable, Inc.	101	3,198

Electronic Manufacturing Services - 0.0%
Viasystems Group, Inc. 1,*	1,207	4,979

Health Care Equipment - 0.0%
MEDIQ, Inc.2,*	92	1

Mortgage REIT’s - 0.0%
Bimini Capital Management, Inc.2,*	30,450	2,893

TOTAL COMMON STOCKS (cost $527,186)		$25,408

	Shares	Value
PREFERRED STOCK - 0.2%
Department Stores - 0.1%
Sears Holdings Corporation
7.00%, 7/15/2042*	6,510	$38,857
7.40%, 2/1/2043*	18,320	117,363

		156,220

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corporation
8.38%, 12/31/2012	28,000	34,160
Federal National Mortgage Association
8.25%, 12/31/2010	28,000	37,520
4.38%, 5/13/2011	7,000	6,230

		77,910

TOTAL PREFERRED STOCK (cost $2,345,479)		$234,130

	Principal Amount	Value
CONVERTIBLE BONDS - 1.4%
Health Care Services - 0.8%
Aspect Medical Systems, Inc.
2.50%, 2014	$725,000	$488,469
Invacare Corporation
4.13%, 2027	350,000	292,250

		780,719

Metals & Minerals - 0.6%
USEC, Inc.
3.00%, 2014	1,100,000	709,500

TOTAL CONVERTIBLE BONDS (cost $2,142,692)		$1,490,219

CORPORATE BOND - 92.4%
Aerospace & Defense - 0.8%
Vought Aircraft Industries, Inc.
8.00%, 2011	1,450,000	906,250

Airlines - 4.1%
Continental Airlines, Inc.
8.31%, 2011	399,590	311,680
7.03%, 2011	1,730,332	1,453,479
7.34%, 2014	600,000	432,000
Delta Air Lines, Inc.
7.90%, 2009[3]	75,000	525
7.71%, 2011	530,000	445,200
7.78%, 2012	1,979,209	1,820,872

		4,463,756

Automotive - 5.4%
Ford Motor Credit Company LLC
8.00%, 2014	1,600,000	1,294,589
General Motors Corporation
8.38%, 2033[3]	1,150,000	146,625
Metaldyne Corporation
11.00%, 2012[2,3]	1,000,000	—
Penske Auto Group, Inc.
7.75%, 2016	850,000	686,375
Sonic Automotive, Inc.
8.63%, 2013	1,750,000	1,225,000
4.25%, 2015[4]	800,000	691,000
Tenneco, Inc.
8.63%, 2014	1,400,000	1,008,000
TRW Automotive, Inc.
7.25%, 2014[5,6]	1,250,000	862,500

		5,914,089

Banking - 1.6%
FCB Capital Trust
8.05%, 2028	75,000	60,124
Progress Capital Trust I
10.50%, 2027	700,000	730,902
Rabobank Capital Funding II
5.26%, 2049[5,6,7]	1,400,000	1,022,000

		1,813,026

Brokerage - 3.2%
E*Trade Financial Corporation
8.00%, 2011	750,000	877,500
7.88%, 2015	2,150,000	1,698,500
Nuveen Investments, Inc.
5.00%, 2010	400,000	366,000
10.50%, 2015[5]	800,000	552,000

		3,494,000

Chemicals - 0.8%
Methanex Corporation
8.75%, 2012	5,000	4,775
PolyOne Corporation
6.52%, 2010	330,000	315,150
6.58%, 2011	625,000	550,000

		869,925

Construction Machinery - 2.1%
RSC Equipment Rental, Inc.
9.50%, 2014	1,700,000	1,364,250
United Rentals North America, Inc.
6.50%, 2012	1,000,000	970,000

		2,334,250

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series P
June 30, 2009 (unaudited)	(High Yield Series)

	Principal Amount	Value
CORPORATE BOND - 92.4% (continued)
Consumer Products - 1.1%
Hanesbrands, Inc.
4.59%, 2014[6,7]	$150,000	$120,750
Icon Health & Fitness
11.25%, 2012[1]	25,000	17,500
Sealy Mattress Company
8.25%, 2014	1,300,000	1,069,250

		1,207,500

Distributors - 0.1%
SemGroup, LP
8.75%, 2015[3,5,6]	1,700,000	68,000

Electric - 1.6%
AES Red Oak LLC
8.54%, 2019	1,747,535	1,564,044
East Coast Power LLC
7.07%, 2012	57,973	58,100
GrafTech Finance, Inc.
10.25%, 2012	41,000	38,745
Westar Energy, Inc.
7.13%, 2009	90,000	89,965

		1,750,854

Entertainment - 0.4%
Speedway Motorsports, Inc.
6.75%, 2013	510,000	489,600

Environmental - 0.3%
Casella Waste Systems, Inc.
9.75%, 2013	400,000	360,000

Financial - Other - 1.4%
Harland Clarke Holdings Corporation
9.50%, 2015	500,000	386,250
5.63%, 2015[7]	1,900,000	1,144,750

		1,531,000

Financial Companies - Captive - 0.8%
International Lease Finance Corporation
4.75%, 2009	900,000	900,000

Financial Companies - Noncaptive Consumer - 3.2%
General Motors Acceptance Corporation
6.75%, 2014	650,000	499,704
8.00%, 2031	1,600,000	1,095,912
Nelnet, Inc.
7.40%, 2036[7]	2,000,000	1,107,686
Residential Capital LLC
8.88%, 2015	1,300,000	786,500

		3,489,802

Financial Companies - Noncaptive Diversified - 0.7%
CIT Group, Inc.
5.00%, 2014	1,250,000	742,328

Food & Beverage - 2.2%
Constellation Brands, Inc.
7.25%, 2017	1,000,000	925,000
Dole Food Company, Inc.
8.88%, 2011	1,150,000	1,121,250
Harry & David Holdings, Inc.
9.00%, 2013	900,000	355,500
Land O’ Lakes, Inc.
8.75%, 2011	60,000	60,300

		2,462,050

Gaming - 8.2%
Boyd Gaming Corporation
7.13%, 2016	800,000	593,000
Galaxy Entertainment Finance Company, Ltd.
9.88%, 2012[5,6]	2,475,000	2,079,000
Harrah’s Operating Company, Inc.
10.75%, 2016	750,000	363,750
10.00%, 2018[5]	1,250,000	718,750
Mandalay Resort Group
7.63%, 2013	1,000,000	590,000
MGM Mirage
8.50%, 2010	15,000	13,613
8.38%, 2011	55,000	44,000
6.75%, 2012	625,000	443,750
6.75%, 2013[6]	250,000	166,875
7.63%, 2017	500,000	323,750
11.13%, 2017[5]	300,000	318,000
Mohegan Tribal Gaming Authority
7.13%, 2014	1,750,000	1,190,000
Pinnacle Entertainment, Inc.
7.50%, 2015	1,980,000	1,692,900
Station Casinos, Inc.
6.00%, 2012	925,000	319,125
Turning Stone Resort Casino Enterprise
9.13%, 2014[5,6]	150,000	127,875

		8,984,388

Health Care - 5.5%
Apria Healthcare Group, Inc.
11.25%, 2014[5]	600,000	579,000
Coventry Health Care, Inc.
5.88%, 2012	400,000	382,642
6.13%, 2015	575,000	498,951
HCA, Inc.
6.50%, 2016	2,725,000	2,200,437
Hologic, Inc.
2.00%, 2037[4]	2,150,000	1,526,500
InvaCare Corporation
9.75%, 2015[6]	150,000	151,500
Johnsondiversey, Inc.
9.63%, 2012	5,000	4,963
US Oncology, Inc.
10.75%, 2014	675,000	668,250

		6,012,243

Independent Energy - 1.5%
Hilcorp Energy I, LP
7.75%, 2015[5,6]	250,000	211,250
MarkWest Energy Partners, LP
8.50%, 2016	900,000	773,999

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series P
June 30, 2009 (unaudited)	(High Yield Series)

	Principal Amount	Value
CORPORATE BOND - 92.4% (continued)
Independent Energy - 1.5% (continued)
Plains Exploration & Production Company
7.00%, 2017	$500,000	$437,500
Range Resources Corporation
7.38%, 2013	75,000	73,594
Southwestern Energy Company
7.50%, 2018[5,6]	150,000	144,000
VeraSun Energy Corporation
9.38%, 2017[3]	250,000	29,063

		1,669,406

Industrial - Other - 0.6%
Anixter International, Inc.
5.95%, 2015	250,000	206,250
Belden, Inc.
7.00%, 2017	300,000	265,500
Mobile Services Group, Inc.
9.75%, 2014	200,000	191,500

		663,250

Insurance - Life - 0.3%
Torchmark Corporation
9.25%, 2019	300,000	306,261
USI Holdings Corporation
9.75%, 2015[5,6]	100,000	67,000

		373,261

Insurance - Property & Casualty - 2.9%
Fairfax Financial Holdings, Ltd.
7.75%, 2012	2,575,000	2,504,188
Nationwide Mutual Insurance Company
8.25%, 2031[5,6]	900,000	721,967

		3,226,155

Media - Cable - 0.3%
CSC Holdings, Inc.
6.75%, 2012	325,000	313,625

Media - Non Cable - 4.7%
Block Communications, Inc.
8.25%, 2015[5,6]	1,125,000	984,375
Bonten Media Acquisition Company
9.00%, 2015[5,6]	104,875	20,975
CMP Susquehanna Corporation
9.88%, 2014	1,200,000	24,000
Fisher Communications, Inc.
8.63%, 2014	250,000	219,375
Historic TW, Inc.
9.13%, 2013	30,000	33,030
Idearc, Inc.
8.00%, 2016[3]	650,000	17,063
Intelsat, Ltd.
7.63%, 2012	1,475,000	1,312,749
Morris Publishing Group LLC
7.00%, 2013[6]	1,625,000	81,250
Reader’s Digest Association, Inc.
9.00%, 2017	150,000	6,750
RH Donnelley Corporation
8.88%, 2016[3]	650,000	33,313

8.88%, 2017[3]	3,350,000	171,688
Satelites Mexicanos S.A. de CV
9.35%, 2011[7]	1,464,175	1,164,019
Univision Communications, Inc.
9.75%, 2015[5,6]	1,950,000	1,135,875

		5,204,462

Metals & Mining - 3.7%
Asia Aluminum Holdings, Ltd.
8.00%, 2011[3,5,6]	2,800,000	395,500
FMG Finance Pty, Ltd.
10.63%, 2016[5,6]	2,550,000	2,448,000
Griffin Coal Mining Company Pty, Ltd.
9.50%, 2016[5,6]	1,400,000	721,000
Noble Group, Ltd.
6.63%, 2015[5,6]	550,000	467,500

		4,032,000

Natural Gas Pipelines - 1.9%
El Paso Corporation
8.25%, 2016	250,000	243,125
Regency Energy Partners, LP
8.38%, 2013	1,955,000	1,886,575

		2,129,700

Oil Field Services - 1.2%
Key Energy Services, Inc.
8.38%, 2014	1,250,000	1,103,125
Pemex Project Funding Master Trust
9.13%, 2010	10,000	10,788
Stallion Oilfield Services
9.75%, 2015[5,6]	700,000	231,000

		1,344,913

Packaging - 1.3%
Ball Corporation
6.88%, 2012	400,000	397,000
Graham Packaging Company, Inc.
9.88%, 2014	625,000	581,250
Solo Cup Company
8.50%, 2014	500,000	410,000

		1,388,250

Paper - 2.1%
Sino-Forest Corporation
9.13%, 2011[5,6]	2,275,000	2,275,000

Refining - 2.7%
Frontier Oil Corporation
6.63%, 2011	300,000	292,500
Tesoro Corporation
6.50%, 2017	1,900,000	1,624,500
United Refining Company
10.50%, 2012	850,000	663,000
Western Refining, Inc.
11.25%, 2017[5]	500,000	443,750

		3,023,750

REIT’s - 7.7%
American Real Estate Partners, LP
8.13%, 2012	2,185,000	2,010,200
7.13%, 2013	400,000	361,000
Forest City Enterprises, Inc.
7.63%, 2015	350,000	220,500

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series P
June 30, 2009 (unaudited)	(High Yield Series)

	Principal Amount	Value
CORPORATE BOND - 92.4% (continued)
REIT’s - 7.7% (continued)
HCP, Inc.
6.70%, 2018	$1,120,000	$972,940
Hospitality Properties Trust
6.70%, 2018	3,150,000	2,412,345
HRPT Properties Trust
1.22%, 2011[7]	1,624,000	1,412,880
Rouse Company, LP
8.00%, 2009[3]	1,550,000	1,007,500

		8,397,365

Restaurants - 0.1%
Seminole Hard Rock Entertainment, Inc.
3.13%, 2014[5,6,7]	150,000	103,500

Retailers - 3.7%
Duane Reade, Inc.
9.75%, 2011	1,300,000	1,105,000
Michaels Stores, Inc.
11.38%, 2016	1,750,000	1,146,250
Neiman Marcus Group, Inc.
10.38%, 2015	1,450,000	848,250
Saks, Inc.
9.88%, 2011	1,050,000	1,023,750

		4,123,250

Services - 3.8%
KAR Holdings, Inc.
8.75%, 2014	400,000	343,000
5.03%, 2014[7]	1,200,000	903,000
Travelport LLC
9.88%, 2014	1,150,000	764,750
West Corporation
9.50%, 2014	800,000	700,000
11.00%, 2016	1,750,000	1,461,250

		4,172,000

Technology - 5.6%
Amkor Technology, Inc.
9.25%, 2016	2,525,000	2,338,781
NXP BV
9.50%, 2015	650,000	230,750
Seagate Technology HDD Holdings
6.80%, 2016	1,400,000	1,200,500
Sungard Data Systems, Inc.
10.63%, 2015[5,6]	600,000	588,000
Viasystems, Inc.
10.50%, 2011	2,000,000	1,780,000

		6,138,031

Telecommunications - Wireless - 3.3%
iPCS, Inc.
5.03%, 2014[7]	1,950,000	1,287,000
MetroPCS Wireless, Inc.
9.25%, 2014	675,000	670,781
Sprint Capital Corporation
6.90%, 2019	2,050,000	1,696,375

		3,654,156

Telecommunications - Wirelines - 0.1%
Qwest Corporation
7.88%, 2011	150,000	150,000

Textile - 0.9%
Phillips-Van Heusen Corporation
8.13%, 2013	1,050,000	1,031,625

Transportation Services - 0.5%
St. Acquisition Corporation
12.50%, 2017[5,6]	1,350,000	472,500
US Shipping Partners, LP
13.00%, 2014[1,3]	625,000	93,750

		566,250

TOTAL CORPORATE BOND (cost $113,702,760)		$101,773,010

	Principal Amount	Value
SENIOR FLOATING RATE INTERESTS - 3.3%
Automotive - 1.0%
Delphi, Term Loan C
9.75%, 2009[7,8]	450,155	146,944
7.75%, 2009[7,8]	45,845	14,965
Ford Motor Company, Term Loan B
4.14%, 2013[7,8]	423,583	305,404
3.32%, 2013[7,8]	842,370	607,348

		1,074,661

Business Equipment & Services - 2.3%
First Data Corporation, Initial B1 Term Loan
3.06%, 2014[7,8]	118,309	88,436
3.07%, 2014[7,8]	1,950,191	1,457,768
VNU, Term Loan
2.32%, 2013[7,8]	1,069,124	960,133

		2,506,337

TOTAL SENIOR FLOATING RATE INTERESTS (cost $4,821,424)		$3,580,998

	Principal Amount	Value
FOREIGN BOND - 0.1%
Tunisia - 0.1%
Banque Centrale de Tunisie
7.38%, 2012	$80,000	$85,600

TOTAL FOREIGN BOND (cost $79,535)		$85,600

	Principal Amount	Value
FOREIGN GOVERNMENT BOND - 0.3%
Chile - 0.0%
Chile Government International Bond
7.13%, 2012	25,000	27,776

Mexico - 0.2%
Mexico Government International Bond
8.38%, 2011	85,000	93,075
7.50%, 2012	116,000	128,063

		221,138

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series P
June 30, 2009 (unaudited)	(High Yield Series	)

	Principal Amount	Value
FOREIGN GOVERNMENT BOND - 0.3% (continued)
Russia - 0.0%
Russia Government International Bond
8.25%, 2010[5,6]	$8,113	$8,275
Russian Ministry of Finance
3.00%, 2011	80,000	77,000

		85,275

South Africa - 0.0%
South Africa Government International Bond
7.38%, 2012	35,000	37,494

TOTAL FOREIGN GOVERNMENT BOND (cost $338,817)		$371,683

Total Investments - 97.7% (cost $123,957,893)		$107,561,048
Cash & Other Assets, Less Liabilities - 2.3%		2,546,689

Total Net Assets - 100.0%		$110,107,737

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $123,515,539.

*	Non-income producing security

[1]	Security was fair valued by the Valuation Committee at June 30, 2009. The total market value of fair valued securities amounts to $116,229, (cost $674,261) or 0.1% of total net assets.

[2]	Security is deemed illiquid. The total market value of illiquid securities is $2,894 (cost $1,491,332), or 0.0% of total net assets.

[3]	Security is in default of interest and/or principal obligations.

[4]	Step Up/Down

[5]	Security was acquired through a private placement.

[6]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $15,675,467 (cost $22,592,236), or 14.2% of total net assets.

[7]	Variable rate security. Rate indicated is rate effective at June 30, 2009.

[8]	Security is a senior floating rate interest. See Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements

Series P
(High Yield Series)

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments, at value*	$107,561,048
Cash	1,184,250
Receivables:
Fund shares sold	36,408
Interest	2,219,741
Prepaid expenses	2,469

Total assets	111,003,916

Liabilities:
Payable for:
Fund shares redeemed	361,219
Securities purchased	430,875
Management fees	68,621
Administration fees	12,480
Transfer agent/maintenance fees	2,083
Directors’ fees	35
Professional fees	16,573
Other fees	4,293

Total liabilities	896,179

Net assets	$110,107,737

Net assets consist of:
Paid in capital	$114,946,440
Undistributed net investment income	14,607,820
Accumulated net realized loss on sale of investments	(3,049,678)
Net unrealized depreciation in value of investments	(16,396,845)

Net assets	$110,107,737

Capital shares authorized	unlimited
Capital shares outstanding	5,870,129
Net asset value per share (net assets divided by shares outstanding)	$18.76

* Investments, at cost	$123,957,893

Statement of Operations

For Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends	$58,577
Interest	5,891,395

Total investment income	5,949,972

Expenses:
Management fees	350,642
Administration fees	52,501
Transfer agent/maintenance fees	12,604
Custodian fees	4,101
Directors’ fees	4,034
Professional fees	14,296
Reports to shareholders	5,387
Other	2,107

Total expenses	445,672

Net investment income	5,504,300

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(1,462,435)

Net realized loss	(1,462,435)

Net unrealized appreciation (depreciation) during the period on:
Investments	28,622,337

Net unrealized appreciation	28,622,337

Net realized and unrealized gain	27,159,902

Net increase in net assets resulting from operations	$32,664,202

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Series P
(High Yield Series)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from operations:
Net investment income	$5,504,300	$8,617,741
Net realized loss during the period on investments	(1,462,435)	(475,444)
Net unrealized appreciation (depreciation) during the period on investments	28,622,337	(39,644,244)

Net increase (decrease) in net assets resulting from operations	32,664,202	(31,501,947)

Capital share transactions:
Proceeds from sale of shares	36,178,866	102,209,457
Cost of shares redeemed	(41,954,252)	(102,789,673)

Net decrease from capital share transactions	(5,775,386)	(580,216)

Net increase (decrease) in net assets	26,888,816	(32,082,163)

Net assets:
Beginning of period	83,218,921	115,301,084

End of period	$110,107,737	$83,218,921

Undistributed net investment income at end of period	$14,607,820	$9,103,520

Capital share activity:
Shares sold	2,469,052	5,951,233
Shares redeemed	(2,825,078)	(5,738,109)

Total capital share activity	(356,026)	213,124

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series P
Selected data for each share of capital stock outstanding throughout each period	(High Yield Series	)

	Six Months Ended June 30, 2009[a]	2008	2007	2006	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$13.37	$19.18	$18.79	$16.90	$16.28	$14.71

Income (loss) from investment operations:
Net investment income[b]	0.90	1.57	1.38	0.90	1.09	1.12
Net gain (loss) on securities (realized and unrealized)	4.49	(7.38)	(0.99)	0.99	(0.47)	0.58

Total from investment operations	5.39	(5.81)	0.39	1.89	0.62	1.70

Less distributions:
Dividends from net investment income	—	—	—	—	—	(0.13)

Total distributions	—	—	—	—	—	(0.13)

Net asset value, end of period	$18.76	$13.37	$19.18	$18.79	$16.90	$16.28

Total Return[c]	39.69%	(30.29%)	2.08%	11.18%	3.81%	11.61%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$110,108	$83,219	$115,301	$106,144	$77,971	$74,316

Ratios to average net assets:
Net investment income	11.76%	9.02%	7.19%	7.24%	7.13%	7.08%
Total expenses[d]	0.95%	0.94%	0.92%	0.93%	0.97%	0.94%
Net expenses[e]	0.95%	0.94%	0.92%	0.93%	0.97%	0.94%
Net expenses prior to custodian earnings credits and net of expense waivers	0.95%	0.94%	0.92%	0.93%	0.97%	0.94%

Portfolio turnover rate	51%	33%	50%	52%	64%	63%

[a]	Unaudited figures for the six months ended June 30, 2009. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

This page left blank intentionally.

Series Q

SMALL CAP VALUE SERIES

Series Q
Performance Summary	(Small Cap Value Series	)
June 30, 2009	(unaudited	)

PERFORMANCE

$10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series Q (Small Cap Value Series) on May 1, 2000 (date of inception), and reflects the fees and expenses of Series Q. The Russell 2000 Index is a capitalization-weighted index that measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

Portfolio Composition by Sector

Consumer Discretionary	10.21%
Consumer Staples	7.12
Energy	12.35
Financials	6.68
Health Care	6.74
Industrials	19.56
Information Technology	13.29
Materials	13.39
Utilities	7.15
Exchange Traded Funds	0.45
Repurchase Agreement	3.03
Cash & Other Assets, Less Liabilities	0.03

Total Net Assets	100.00%

Average Annual Returns

Periods Ended 6-30-09[1]	1 Year	5 Years	Since Inception (5-100)
Series Q	(22.93%)	4.37%	10.13%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The accompanying notes are an integral part of the financial statements

Performance Summary	Series Q
June 30, 2009 (unaudited)	(Small Cap Value Series	)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009[1]	Expenses Paid During Period[2]
Series Q (Small Cap Value Series)
Actual	$1,000.00	$1,241.81	$6.50
Hypothetical	1,000.00	1,018.99	5.86

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2009 to June 30, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2009 to June 30, 2009 was 24.18%.

[2]

Expenses are equal to the Series annualized expense ratio of 1.17%, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments June 30, 2009 (unaudited)	Series Q (Small Cap Value Series)

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 0.1%
Orbital Sciences Corporation *	9,421	$142,917

Apparel Retail - 4.0%
Brown Shoe Company, Inc.	148,800	1,077,312
Chico’s FAS, Inc. *	209,700	2,040,381
Talbots, Inc.	169,669	916,213

		4,033,906

Apparel, Accessories & Luxury Goods - 2.5%
Fossil, Inc. *	37,900	912,632
Maidenform Brands, Inc. *	139,000	1,594,330

		2,506,962

Building Products - 1.0%
Trex Company, Inc. *	71,400	954,618

Coal & Consumable Fuels - 2.2%
Evergreen Energy, Inc. *	1,046,000	1,025,080
USEC, Inc. *	223,400	1,188,488

		2,213,568

Communications Equipment - 1.2%
Symmetricom, Inc. 1, *	212,189	1,224,331

Computer & Electronics Retail - 1.7%
Conn’s, Inc. *	138,700	1,733,750

Construction & Engineering - 2.2%
Insituform Technologies, Inc. *	130,500	2,214,585

Construction Materials - 1.6%
Eagle Materials, Inc. [2]	62,400	1,574,976

Data Processing & Outsourced Services - 1.7%
Heartland Payment Systems, Inc.	175,900	1,683,363

Electric Utilities - 3.7%
Allete, Inc.	52,500	1,509,375
Empire District Electric Company	68,300	1,128,316
Westar Energy, Inc.	60,400	1,133,708

		3,771,399

Electrical Components & Equipment - 2.0%
LaBarge, Inc. *	109,700	1,016,919
Power-One, Inc. 1, *	574,975	856,713
UQM Technologies, Inc. 1,*	57,560	148,505

		2,022,137

Electronic Manufacturing Services - 2.2%
Maxwell Technologies, Inc. *	159,274	2,202,759

Exchange Traded Funds - 0.4%
iShares Russell 2000 Value Index Fund	9,700	451,341

Food Retail - 2.1%
Winn-Dixie Stores, Inc. *	168,400	2,111,736

Forest Products - 2.7%
Louisiana-Pacific Corporation	795,900	2,721,978

Gas Utilities - 1.5%
Atmos Energy Corporation	59,400	1,487,376

Health Care Equipment - 0.7%
Aspect Medical Systems, Inc. *	122,388	723,313

Health Care Services - 6.0%
Mednax, Inc. *	60,100	2,532,013
Providence Service Corporation *	131,362	1,438,414
RehabCare Group, Inc. *	86,700	2,074,731

		6,045,158

Highways & Railtracks - 0.3%
Quixote Corporation [1]	117,200	331,676

Human Resources & Employment Services - 0.9%
Administaff, Inc.	39,600	921,492

Industrial Conglomerates - 2.4%
McDermott International, Inc. *	119,200	2,420,952

Insurance Brokers - 0.5%
Arthur J Gallagher & Company	22,800	486,552

IT Consulting & Other Services - 2.7%
CACI International, Inc. *	48,200	2,058,622
Satyam Computer Services, Ltd. ADR	224,758	698,997

		2,757,619

Mortgage REIT’s - 0.4%
Redwood Trust, Inc.	29,100	429,516

Multi-Sector Holdings - 0.9%
Pico Holdings, Inc. *	30,100	863,870

Multi-Utilities - 1.9%
NorthWestern Corporation	84,500	1,923,220

Oil & Gas Equipment & Services - 3.9%
Global Industries, Ltd. *	493,772	2,794,750
Tesco Corporation *	129,900	1,031,406

		3,826,156

Oil & Gas Exploration & Production - 3.5%
Gastar Exploration, Ltd. *	1,960,000	764,400
GMX Resources, Inc. *	34,500	367,080
Goodrich Petroleum Corporation *	48,826	1,200,631
Gulfport Energy Corporation *	60,700	415,795
PetroHawk Energy Corporation *	27,700	617,710
Toreador Resources Corporation	24,474	163,976

		3,529,592

Oil & Gas Storage & Transportation - 2.8%
Southern Union Company	154,400	2,839,416

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2009 (unaudited)	Series Q (Small Cap Value Series)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
Packaged Foods & Meats - 3.8%
Del Monte Foods Company	227,200	$2,131,136
TreeHouse Foods, Inc. *	59,500	1,711,815

		3,842,951

Paper Packaging - 1.3%
Bemis Company, Inc. [2]	53,200	1,340,640

Paper Products - 4.1%
Clearwater Paper Corporation *	81,200	2,053,548
Schweitzer-Mauduit International, Inc.	73,600	2,002,656

		4,056,204

Personal Products - 1.2%
Elizabeth Arden, Inc. *	136,900	1,195,137

Property & Casualty Insurance - 3.5%
Employers Holdings, Inc.	76,000	1,029,800
Hanover Insurance Group, Inc.	66,700	2,541,937

		3,571,737

Regional Banks - 1.4%
Commerce Bancshares, Inc. [2]	20,000	636,600
Wilmington Trust Corporation	53,200	726,712

		1,363,312

Research & Consulting Services - 4.4%
ICF International, Inc. *	86,200	2,378,257
Navigant Consulting, Inc. *	115,900	1,497,428
School Specialty, Inc. *	23,900	483,019

		4,358,704

Restaurants - 2.0%
BJ’s Restaurants, Inc. 2,*	117,500	1,982,225

Security & Alarm Services - 2.7%
GeoEye, Inc. *	112,500	2,650,500

Semiconductors - 5.5%
IXYS Corporation [1]	221,179	2,238,331
RF Micro Devices, Inc. *	603,100	2,267,657
Supertex, Inc. *	38,900	976,779

		5,482,767

Specialty Chemicals - 3.7%
Landec Corporation *	292,900	1,988,791
Zoltek Companies, Inc. *	182,100	1,770,012

		3,758,803

Trucking - 3.7%
Old Dominion Freight Line, Inc. *	37,600	1,262,232
Saia, Inc. *	111,700	2,011,716
Universal Truckload Services, Inc.	23,211	363,252

		3,637,200

TOTAL COMMON STOCKS (cost $80,712,015)		$97,390,414

	Principal Amount	Value
REPURCHASE AGREEMENT - 3.0%
State Street, 0.01%, dated 6/30/09, matures 7/1/09; repurchase amount $3,045,654 (Collateralized by FNMA, 5/10/11 with a value of $3,110,475)	$3,045,653	$3,045,653

TOTAL REPURCHASE AGREEMENT (cost $3,045,653)		$3,045,653

Total Investments - 100.0% (cost $83,757,668)		$100,436,067
Cash & Other Assets, Less Liabilities - 0.0%		29,862

Total Net Assets - 100.0%		$100,465,929

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $84,372,163.

ADR	American Depositary Receipt

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $4,799,556 (cost $3,732,384), or 4.8% of total net assets.

[2]	Security is segregated as collateral for open written option contracts.

The accompanying notes are an integral part of the financial statements

Series Q

(Small Cap Value Series)

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments, at value*	$100,436,067
Receivables:
Fund shares sold	214,215
Dividends	72,507
Prepaid expenses	2,286

Total assets	100,725,075

Liabilities:
Payable for:
Fund shares redeemed	50,930
Written options, at value (premiums received $161,733)	91,277
Management fees	78,236
Administration fees	9,023
Transfer agent/maintenance fees	2,083
Custodian fees	3,737
Directors’ fees	614
Professional fees	13,823
Other fees	9,423

Total liabilities	259,146

Net assets	$100,465,929

Net assets consist of:
Paid in capital	$116,838,463
Undistributed net investment income	354,378
Accumulated net realized loss on sale of investments and foreign currency transactions	(33,475,768)
Net unrealized appreciation in value of investments and translation of assets and liabilities in foreign currencies	16,748,856

Net assets	$100,465,929

Capital shares authorized	unlimited
Capital shares outstanding	4,571,061
Net asset value per share (net assets divided by shares outstanding)	$21.98

* Investments, at cost	$83,757,668

Statement of Operations

For Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends (net of foreign withholding tax $536)	$526,282
Interest	159

Total investment income	526,441

Expenses:
Management fees	404,477
Administration fees	40,827
Transfer agent/maintenance fees	12,593
Custodian fees	9,802
Directors’ fees	3,818
Professional fees	9,196
Reports to shareholders	8,170
Other	3,142

Total expenses	492,025

Net investment income	34,416

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(35,973,484)
Options written	7,938
Foreign currency transactions	(2,247)

Net realized loss	(35,967,793)

Net unrealized appreciation (depreciation) during the period on:
Investments	54,462,626
Options written	70,456
Translation of assets and liabilities in foreign currencies	(24)

Net unrealized appreciation	54,533,058

Net realized and unrealized gain	18,565,265

Net increase in net assets resulting from operations	$18,599,681

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Series Q
(Small Cap Value Series)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from operations:
Net investment income	$34,416	$321,708
Net realized gain (loss) during the period on investments and foreign currency transactions	(35,967,793)	2,997,085
Net unrealized appreciation (depreciation) during the period on investments and translation of assets and liabilities in foreign currencies	54,533,058	(64,564,682)

Net increase (decrease) in net assets resulting from operations	18,599,681	(61,245,889)

Capital share transactions:
Proceeds from sale of shares	14,073,600	51,961,281
Cost of shares redeemed	(18,151,791)	(71,641,951)

Net decrease from capital share transactions	(4,078,191)	(19,680,670)

Net increase (decrease) in net assets	14,521,490	(80,926,559)

Net assets:
Beginning of period	85,944,439	166,870,998

End of period	$100,465,929	$85,944,439

Undistributed net investment income at end of period	$354,378	$319,962

Capital share activity:
Shares sold	767,228	2,137,129
Shares redeemed	(1,053,139)	(3,071,142)

Total capital share activity	(285,911)	(934,013)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series Q
Selected data for each share of capital stock outstanding throughout each period	(Small Cap Value Series	)

	Six Months Ended June 30, 2009[a,b]	2008	2007	2006	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$17.70	$28.82	$26.14	$23.05	$20.13	$16.84

Income (loss) from investment operations:
Net investment income (loss)[c]	0.01	0.06	(0.12)	(0.09)	(0.11)	(0.12)
Net gain (loss) on securities (realized and unrealized)	4.27	(11.18)	2.80	3.18	3.03	3.53

Total from investment operations	4.28	(11.12)	2.68	3.09	2.92	3.41

Less distributions:
Distributions from realized gains	—	—	—	—	—	(0.12)

Total distributions	—	—	—	—	—	(0.12)

Net asset value, end of period	$21.98	$17.70	$28.82	$26.14	$23.05	$20.13

Total Return[d]	24.18%	(38.58%)	10.25%	13.41%	14.51%	20.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$100,466	$85,944	$166,871	$159,852	$144,166	$112,133

Ratios to average net assets:
Net investment income (loss)	0.08%	0.24%	(0.42%)	(0.36%)	(0.58%)	(0.68%)
Total expenses[e]	1.17%	1.19%	1.18%	1.25%	1.22%	1.19%
Net expenses[f]	1.17%	1.18%	1.18%	1.24%	1.22%	1.19%
Net expenses prior to custodian earnings credits and net of expense waivers	1.17%	1.19%	1.18%	1.25%	1.22%	1.19%

Portfolio turnover rate	208%[g]	25%	42%	46%	37%	43%

[a]	Unaudited figures for the six months ended June 30, 2009. Percentage amounts, except total return, have been annualized.

[b]	Security Global Investors, LLC (SGI) became the advisor of Series Q effective February 9, 2009. Prior to February 9, 2009, SGI paid Wells Capital Management, Inc. for sub-advisory services.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[e]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[g]	Significant variation in the portfolio turnover rate is due to Investment Manager’s appointment of new portfolio manager for the Series.

The accompanying notes are an integral part of the financial statements

Series V

MID CAP VALUE SERIES

Series V
Performance Summary	(Mid Cap Value Series	)
June 30, 2009	(unaudited	)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series V (Mid Cap Value Series) on June 30, 1999 and reflects the fees and expenses of Series V. The Russell 2500 Value Index is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation.

Average Annual Returns

Periods Ended 6-30-09[1]	1 Year	5 Years	10 Years
Series V	(8.91%)	5.39%	10.92%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	7.51%
Consumer Staples	5.30
Energy	9.09
Financials	13.22
Health Care	6.23
Industrials	16.90
Information Technology	14.64
Materials	9.25
Utilities	12.26
Convertible Bonds	1.22
Commercial Paper	3.23
Cash & Other Assets, Less Liabilities	1.15

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Performance Summary	Series V
June 30, 2009 (unaudited)	(Mid Cap Value Series	)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009[1]	Expenses Paid During Period[2]
Series V (Mid Cap Value Series)
Actual	$1,000.00	$1,166.67	$4.89
Hypothetical	1,000.00	1,020.28	4.56

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2009 to June 30, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2009 to June 30, 2009 was 16.67%.

[2]

Expenses are equal to the Series annualized expense ratio of 0.91%, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series V
June 30, 2009 (unaudited)	(Mid Cap Value Series	)

	Shares	Value
COMMON STOCKS - 94.5%
Aerospace & Defense - 0.2%
Orbital Sciences Corporation *	27,230	$413,079

Apparel Retail - 3.6%
Brown Shoe Company, Inc.	301,800	2,185,032
Chico’s FAS, Inc. *	583,800	5,680,374
Talbots, Inc.	306,610	1,655,694

		9,521,100

Apparel, Accessories & Luxury Goods - 2.4%
Fossil, Inc. *	86,800	2,090,144
Maidenform Brands, Inc. *	247,500	2,838,825
Oxford Industries, Inc.	116,000	1,351,400

		6,280,369

Application Software - 0.4%
PLATO Learning, Inc. 1,*	270,750	1,083,000

Auto Parts & Equipment - 0.0%
HydroGen Corporation 1,2,*	672,346	23,532

Biotechnology - 0.1%
Combinatorx, Inc. *	298,400	244,688

Building Products - 0.7%
Trex Company, Inc. *	132,100	1,766,177

Coal & Consumable Fuels - 1.8%
Evergreen Energy, Inc. *	1,597,000	1,565,060
USEC, Inc. *	606,700	3,227,644

		4,792,704

Communications Equipment - 1.5%
EF Johnson Technologies, Inc. 1,*	284,000	180,993
Symmetricom, Inc. 1, *	646,680	3,731,344

		3,912,337

Construction & Engineering - 4.8%
Insituform Technologies, Inc. *	286,800	4,866,996
Quanta Services, Inc. *	162,700	3,763,251
URS Corporation 3, *	84,820	4,200,286

		12,830,533

Construction Materials - 1.2%
Eagle Materials, Inc. [3]	128,800	3,250,912

Consumer Finance - 0.3%
First Marblehead Corporation *	329,856	666,309

Data Processing & Outsourced Services - 5.2%
Affiliated Computer Services, Inc. *	84,900	3,771,258
Computer Sciences Corporation *	225,000	9,967,500

		13,738,758

Electric Utilities - 6.7%
Allete, Inc.	142,851	4,106,966
Great Plains Energy, Inc.	290,843	4,522,609
Northeast Utilities	151,648	3,383,267
Pepco Holdings, Inc.	137,500	1,848,000
Westar Energy, Inc.	192,100	3,605,717

		17,466,559

Electrical Components & Equipment - 1.2%
Power-One, Inc. 1, *	1,690,300	2,518,547
UQM Technologies, Inc. 1,*	196,266	506,366

		3,024,913

Electronic Manufacturing Services - 2.4%
Maxwell Technologies, Inc. *	449,900	6,222,117

Forest Products - 0.9%
Louisiana-Pacific Corporation	668,100	2,284,902

Gas Utilities - 1.5%
Atmos Energy Corporation	155,000	3,881,200

Health Care Equipment - 1.3%
Aspect Medical Systems, Inc. *	203,500	1,202,685
Hologic, Inc. *	151,000	2,148,730

		3,351,415

Health Care Facilities - 2.0%
Community Health Systems, Inc. 3,*	207,900	5,249,475

Health Care Services - 2.8%
Mednax, Inc. *	107,500	4,528,975
Providence Service Corporation *	42,700	467,565
RehabCare Group, Inc. *	105,930	2,534,905

		7,531,445

Highways & Railtracks - 0.2%
Quixote Corporation [1]	151,500	428,745

Home Furnishings - 1.5%
Leggett & Platt, Inc.	256,500	3,906,495

Human Resources & Employment Services - 0.8%
Administaff, Inc.	93,900	2,185,053

Industrial Conglomerates - 2.4%
McDermott International, Inc. *	313,500	6,367,185

Industrial Machinery - 1.1%
Harsco Corporation	84,600	2,394,180
Thermoenergy Corporation 1,*	1,261,497	378,449

		2,772,629

Insurance Brokers - 0.5%
Arthur J Gallagher & Company	64,100	1,367,894

IT Consulting & Other Services - 0.7%
Satyam Computer Services, Ltd. ADR	594,385	1,848,537

Mortgage REIT’s - 0.6%
Bimini Capital Management, Inc. 1,*	768,100	72,970
Redwood Trust, Inc.	94,571	1,395,867

		1,468,837

Multi-Line Insurance - 1.7%
American Financial Group, Inc. [3]	205,250	4,429,295

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series V
June 30, 2009 (unaudited)	(Mid Cap Value Series	)

	Shares	Value
COMMON STOCKS - 94.5% (continued)
Multi-Utilities - 4.1%
Alliant Energy Corporation	159,500	$4,167,735
NorthWestern Corporation	193,500	4,404,060
SCANA Corporation	70,800	2,298,876

		10,870,671

Oil & Gas Drilling - 0.6%
Helmerich & Payne, Inc.	48,050	1,483,304

Oil & Gas Equipment & Services - 2.5%
Global Industries, Ltd. *	1,145,249	6,482,109

Oil & Gas Exploration & Production - 2.4%
Goodrich Petroleum Corporation *	55,787	1,371,802
Gulfport Energy Corporation *	249,600	1,709,760
PetroHawk Energy Corporation *	150,100	3,347,230

		6,428,792

Oil & Gas Storage & Transportation - 1.8%
Southern Union Company	255,100	4,691,289

Packaged Foods & Meats - 5.3%
Del Monte Foods Company	196,000	1,838,480
Hormel Foods Corporation [3]	122,100	4,217,334
JM Smucker Company	133,500	6,496,110
Smithfield Foods, Inc. *	98,000	1,369,060

		13,920,984

Paper Packaging - 4.3%
Bemis Company, Inc. [3]	284,000	7,156,799
Sonoco Products Company	169,450	4,058,328

		11,215,127

Paper Products - 1.6%
Schweitzer-Mauduit International, Inc.	154,400	4,201,224

Property & Casualty Insurance - 6.8%
Alleghany Corporation *	15,235	4,128,685
Employers Holdings, Inc.	127,800	1,731,690
Hanover Insurance Group, Inc.	191,200	7,286,632
W.R. Berkley Corporation	230,100	4,940,247

		18,087,254

Regional Banks - 3.3%
Commerce Bancshares, Inc. [3]	113,280	3,605,703
First Horizon National Corporation [3]	196,943	2,363,319
Old National Bancorp	72,350	710,477
Wilmington Trust Corporation	148,750	2,031,925

		8,711,424

Research & Consulting Services - 2.7%
ICF International, Inc. *	120,400	3,321,836
Navigant Consulting, Inc. *	284,600	3,677,032

		6,998,868

Security & Alarm Services - 1.5%
GeoEye, Inc. *	166,260	3,917,086

Semiconductor Equipment - 0.5%
Ultratech, Inc. *	105,800	1,302,398

Semiconductors - 3.9%
IXYS Corporation [1]	754,800	7,638,576
RF Micro Devices, Inc. *	724,600	2,724,496

		10,363,072

Specialty Chemicals - 1.3%
Landec Corporation *	251,145	1,705,275
Zoltek Companies, Inc. *	170,000	1,652,400

		3,357,675

Trucking - 1.4%
Old Dominion Freight Line, Inc. *	28,380	952,717
Saia, Inc. *	152,790	2,751,748

		3,704,465

TOTAL COMMON STOCKS (cost $293,036,150)		$248,045,936

	Shares	Value
WARRANTS - 0.0%
Nova Biosource Fuels, Inc.
$2.40, 7/5/2011	369,350	2,932

TOTAL WARRANTS (cost $381,520)		$2,932

	Principal Amount	Value
CONVERTIBLE BONDS - 1.2%
Electric Utilities - 0.4%
Power-One, Inc.
8.00%, 2013 [4,5]	$1,000,000	$959,290

Metals & Minerals - 0.8%
USEC, Inc.
3.00%, 2014	3,500,000	2,257,500

TOTAL CONVERTIBLE BONDS (cost $4,500,000)		$3,216,790

	Principal Amount	Value
COMMERCIAL PAPER - 3.2%
Banking - 1.7%
Wells Fargo & Company, Inc.
0.20%, 07/01/2009	$2,500,000	$2,500,000
0.17%, 07/02/2009	2,000,000	1,999,991

		4,499,991

Diversified Manufacturing - 1.5%
General Electric Company
0.11%, 07/09/2009	2,000,000	1,999,951
0.07%, 07/10/2009	2,000,000	1,999,965

		3,999,916

TOTAL COMMERCIAL PAPER (cost $8,499,907)		$8,499,907

Total Investments - 98.9% (cost $306,417,577)		$259,765,565
Cash & Other Assets, Less Liabilities - 1.1%		3,018,960

Total Net Assets - 100.0%		$262,784,525

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $306,417,577.

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series V
June 30, 2009 (unaudited)	(Mid Cap Value Series	)

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $16,562,522 (cost $35,554,886), or 6.3% of total net assets.

[2]	Investment in an affiliated issuer. See Note 6 in the Notes to Financial Statements.

[3]	Security is segregated as collateral for open written option contracts.

[4]	Security was acquired through a private placement.

[5]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $959,290 (cost $1,000,000), or 0.4% of total net assets.

The accompanying notes are an integral part of the financial statements

Series V

(Mid Cap Value Series)

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments in unaffiliated issues, at value*	$259,742,033
Investments in affiliated issues, at value**	23,532

Total investments	259,765,565
Cash	2,532,841
Receivables:
Fund shares sold	242,394
Securities sold	874,658
Interest	26,324
Dividends	285,263
Prepaid expenses	4,558

Total assets	263,731,603

Liabilities:
Payable for:
Fund shares redeemed	76,408
Written options, at value (premiums received $906,148)	418,345
Management fees	163,409
Administration fees	20,910
Transfer agent/maintenance fees	2,083
Custodian fees	196
Directors’ fees	3,094
Professional fees	37,179
Other fees	225,454

Total liabilities	947,078

Net assets	$262,784,525

Net assets consist of:
Paid in capital	$314,777,805
Undistributed net investment income	4,793,569
Accumulated net realized loss on sale of investments	(10,622,640)
Net unrealized depreciation in value of investments	(46,164,209)

Net assets	$262,784,525

Capital shares authorized	unlimited
Capital shares outstanding	6,608,767
Net asset value per share (net assets divided by shares outstanding)	$39.76

* Investments in unaffiliated issues, at cost	$303,846,002
** Investments in affiliated issues, at cost	2,571,575

Total cost	$306,417,577

Statement of Operations

For Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends	$2,002,354
Interest	96,630

Total investment income	2,098,984

Expenses:
Management fees	873,673
Administration fees	110,850
Transfer agent/maintenance fees	12,611
Custodian fees	3,715
Directors’ fees	7,928
Professional fees	24,208
Reports to shareholders	19,811
Other	8,207

Total expenses	1,061,003

Net investment income	1,037,981

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(30,767,668)
Options written	1,682,343

Net realized loss	(29,085,325)

Net unrealized appreciation (depreciation) during the period on:
Investments	64,968,395
Options written	(282,556)

Net unrealized appreciation	64,685,839

Net realized and unrealized gain	35,600,514

Net increase in net assets resulting from operations	$36,638,495

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Series V
(Mid Cap Value Series)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from operations:
Net investment income	$1,037,981	$3,755,588
Net realized gain (loss) during the period on investments	(29,085,325)	18,444,979
Net unrealized appreciation (depreciation) during the period on investments	64,685,839	(126,882,464)

Net increase (decrease) in net assets resulting from operations	36,638,495	(104,681,897)

Capital share transactions:
Proceeds from sale of shares	24,029,507	69,838,112
Cost of shares redeemed	(42,767,648)	(129,483,458)

Net decrease from capital share transactions	(18,738,141)	(59,645,346)

Net increase (decrease) in net assets	17,900,354	(164,327,243)

Net assets:
Beginning of period	244,884,171	409,211,414

End of period	$262,784,525	$244,884,171

Undistributed net investment income at end of period	$4,793,569	$3,755,588

Capital share activity:
Shares sold	726,143	1,669,587
Shares redeemed	(1,302,512)	(3,074,205)

Total capital share activity	(576,369)	(1,404,618)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series V
Selected data for each share of capital stock outstanding throughout each period	(Mid Cap Value Series)

	Six Months Ended June 30, 2009[a]	2008	2007	2006	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$34.08	$47.64	$46.78	$40.79	$35.10	$28.33

Income (loss) from investment operations:
Net investment income[b]	0.15	0.49	0.36	0.44	0.14	0.11
Net gain (loss) on securities (realized and unrealized)	5.53	(14.05)	0.50	5.55	5.55	7.39

Total from investment operations	5.68	(13.56)	0.86	5.99	5.69	7.50

Less distributions:
Dividends from net investment income	—	—	—	—	—	(0.01)
Distributions from realized gains	—	—	—	—	—	(0.72)

Total distributions	—	—	—	—	—	(0.73)

Net asset value, end of period	$39.76	$34.08	$47.64	$46.78	$40.79	$35.10

Total Return[c]	16.67%	(28.46%)	1.84%	14.66%	16.21%	26.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$262,785	$244,884	$409,211	$447,271	$384,494	$307,536

Ratios to average net assets:
Net investment income	0.89%	1.15%	0.73%	1.01%	0.44%	0.37%
Total expenses[d]	0.91%	0.91%	0.89%	0.89%	0.90%	0.88%
Net expenses[e]	0.91%	0.91%	0.89%	0.89%	0.90%	0.88%
Net expenses prior to custodian earnings credits and net of expense waivers	0.91%	0.91%	0.89%	0.89%	0.90%	0.88%

Portfolio turnover rate	18%	56%	45%	42%	29%	43%

[a]	Unaudited figures for the six months ended June 30, 2009. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

This page left blank intentionally.

Series X

SMALL CAP GROWTH SERIES

Series X
Performance Summary	(Small Cap Growth Series	)
June 30, 2009	(unaudited	)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series X (Small Cap Growth Series) on June 30, 1999 and reflects the fees and expenses of Series X. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Returns

Periods Ended 6-30-09[1]	1 Year	5 Years	10 Years
Series X	(30.64%)	(5.56%)	0.48%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	14.50%
Consumer Staples	2.49
Energy	5.88
Financials	6.45
Health Care	14.11
Industrials	12.24
Information Technology	25.94
Materials	4.28
Utilities	2.06
Exchange Traded Funds	9.22
Cash & Other Assets, Less Liabilities	2.83

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Performance Summary	Series X
June 30, 2009 (unaudited)	(Small Cap Growth Series	)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009[1]	Expenses Paid During Period[2]
Series X (Small Cap Growth Series)
Actual	$1,000.00	$1,070.76	$5.85
Hypothetical	1,000.00	1,019.14	5.71

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2009 to June 30, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2009 to June 30, 2009 was 7.08%.

[2]

Expenses are equal to the Series annualized expense ratio of 1.14%, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series X
June 30, 2009 (unaudited)	(Small Cap Growth Series	)

	Shares	Value
COMMON STOCKS - 97.2%
Aerospace & Defense - 2.7%
BE Aerospace, Inc. *	47,380	$680,376
DigitalGlobe, Inc. *	8,180	157,056

		837,432

Aluminum - 1.1%
Kaiser Aluminum Corporation	9,050	324,986

Apparel Retail - 1.1%
Jos A. Bank Clothiers, Inc. *	9,740	335,640

Apparel, Accessories & Luxury Goods - 2.3%
FGX International Holdings, Ltd. *	37,200	423,336
Hanesbrands, Inc. *	19,000	285,190

		708,526

Application Software - 5.5%
Informatica Corporation *	21,630	371,820
Nuance Communications, Inc. *	44,350	536,191
Solera Holdings, Inc. *	31,000	787,399

		1,695,410

Asset Management & Custody Banks - 0.8%
Westwood Holdings Group, Inc.	5,900	246,679

Biotechnology - 1.6%
Halozyme Therapeutics, Inc. *	24,110	168,047
Martek Biosciences Corporation	15,200	321,480

		489,527

Casinos & Gaming - 3.0%
Penn National Gaming, Inc. *	15,400	448,294
WMS Industries, Inc. *	16,210	510,778

		959,072

Coal & Consumable Fuels - 0.8%
Massey Energy Company	12,700	248,158

Communications Equipment - 1.5%
InterDigital, Inc. *	19,130	467,537

Computer Storage & Peripherals - 3.3%
Novatel Wireless, Inc. *	33,700	303,974
QLogic Corporation *	21,500	272,620
Synaptics, Inc. *	11,550	446,408

		1,023,002

Construction & Engineering - 0.4%
Aecom Technology Corporation *	3,940	126,080

Construction & Farm Machinery & Heavy Trucks - 2.7%
Bucyrus International, Inc.	14,000	399,840
Wabtec Corporation	13,000	418,210

		818,050

Data Processing & Outsourced Services - 2.1%
Alliance Data Systems Corporation *	15,640	644,212

Diversified Support Services - 1.0%
Ritchie Bros Auctioneers, Inc.	12,700	297,815

Education Services - 1.0%
DeVry, Inc.	6,000	300,240

Electric Utilities - 1.0%
ITC Holdings Corporation	6,950	315,252

Electrical Components & Equipment - 1.8%
Baldor Electric Company	7,020	167,006
Regal-Beloit Corporation	9,850	391,242

		558,248

Electronic Equipment & Instruments - 1.9%
Flir Systems, Inc. *	15,050	339,528
Rofin-Sinar Technologies, Inc. *	11,900	238,119

		577,647

Exchange Traded Funds - 9.2%
iShares Russell 2000 Growth Index Fund	49,970	2,832,799

Fertilizers & Agricultural Chemicals - 1.0%
Terra Industries, Inc.	12,440	301,297

Health Care Equipment - 4.8%
Integra LifeSciences Holdings Corporation *	9,580	253,966
NuVasive, Inc. *	13,275	592,065
Wright Medical Group, Inc. *	38,050	618,692

		1,464,723

Health Care Services - 2.7%
CardioNet, Inc. *	26,715	435,988
LHC Group, Inc. *	17,360	385,566

		821,554

Health Care Supplies - 0.5%
Haemonetics Corporation *	2,785	158,745

Homebuilding - 1.1%
KB Home	24,580	336,254

Household Products - 1.8%
Church & Dwight Company, Inc.	10,325	560,751

Housewares & Specialties - 2.2%
Jarden Corporation *	35,350	662,813

Human Resources & Employment Services - 0.8%
Watson Wyatt Worldwide, Inc.	6,550	245,822

Hypermarkets & Super Centers - 0.7%
BJ’s Wholesale Club, Inc. *	6,400	206,272

Industrial Machinery - 1.4%
IDEX Corporation	17,930	440,540

Internet Software & Services - 1.1%
Constant Contact, Inc. *	17,170	340,653

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series X
June 30, 2009 (unaudited)	(Small Cap Growth Series	)

	Shares	Value
COMMON STOCKS - 97.2% (continued)
Investment Banking & Brokerage - 2.6%
Knight Capital Group, Inc. *	20,100	$342,705
Stifel Financial Corporation *	9,150	440,023

		782,728

Leisure Facilities - 1.9%
Life Time Fitness, Inc. *	29,400	588,294

Life Sciences Tools & Services - 2.0%
Charles River Laboratories International, Inc. *	10,350	349,313
Techne Corporation	4,300	274,383

		623,696

Metal & Glass Containers - 2.2%
Silgan Holdings, Inc.	14,050	688,871

Movies & Entertainment - 0.9%
Imax Corporation *	32,435	263,372

Multi-Line Insurance - 1.8%
HCC Insurance Holdings, Inc.	23,450	563,035

Multi-Utilities - 1.1%
NorthWestern Corporation	13,920	316,819

Oil & Gas Equipment & Services - 2.5%
Oil States International, Inc. *	11,600	280,836
Superior Energy Services, Inc. *	28,810	497,549

		778,385

Oil & Gas Exploration & Production - 2.6%
Bill Barrett Corporation *	16,900	464,073
Comstock Resources, Inc. *	9,590	316,950

		781,023

Pharmaceuticals - 2.5%
Endo Pharmaceuticals Holdings, Inc. *	9,200	164,864
Perrigo Company	22,100	613,938

		778,802

Railroads - 1.0%
Kansas City Southern *	19,505	314,226

Regional Banks - 1.3%
TCF Financial Corporation	29,250	391,073

Research & Consulting Services - 0.4%
ICF International, Inc. *	4,500	124,155

Restaurants - 1.0%
Panera Bread Company *	6,100	304,146

Semiconductor Equipment - 1.9%
Formfactor, Inc. *	18,100	312,044
Tessera Technologies, Inc. *	11,020	278,696

		590,740

Semiconductors - 5.8%
Fairchild Semiconductor International, Inc. *	66,600	465,534
ON Semiconductor Corporation *	55,800	382,788
Silicon Laboratories, Inc. *	8,250	313,005
Skyworks Solutions, Inc. *	62,270	609,000

		1,770,327

Systems Software - 2.8%
Macrovision Solutions Corporation *	21,300	464,553
Sybase, Inc. *	12,700	398,018

		862,571

TOTAL COMMON STOCKS (cost $26,811,514)		$29,867,999

Total Investments - 97.2% (cost $26,811,514)		$29,867,999
Cash & Other Assets, Less Liabilities - 2.8%		869,871

Total Net Assets - 100.0%		$30,737,870

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $26,992,827.

*	Non-income producing security

The accompanying notes are an integral part of the financial statements

Series X

(Small Cap Growth Series)

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments, at value*	$29,867,999
Cash	808,136
Receivables:
Fund shares sold	57,232
Securities sold	411,359
Dividends	6,361
Prepaid expenses	913

Total assets	31,152,000

Liabilities:
Payable for:
Fund shares redeemed	21,241
Securities purchased	345,467
Management fees	21,975
Administration fees	2,756
Transfer agent/maintenance fees	2,084
Custodian fees	3,249
Directors’ fees	392
Professional fees	10,522
Other fees	6,444

Total liabilities	414,130

Net assets	$30,737,870

Net assets consist of:
Paid in capital	$61,733,116
Accumulated net investment loss	(92,079)
Accumulated net realized loss on sale of investments	(33,959,652)
Net unrealized appreciation in value of investments	3,056,485

Net assets	$30,737,870

Capital shares authorized	unlimited
Capital shares outstanding	2,672,653
Net asset value per share (net assets divided by shares outstanding)	$11.50

* Investments, at cost	$26,811,514

Statement of Operations

For Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends	$68,038
Interest	632

Total investment income	68,670

Expenses:
Management fees	120,164
Administration fees	13,741
Transfer agent/maintenance fees	12,600
Custodian fees	3,078
Directors’ fees	1,444
Professional fees	5,622
Reports to shareholders	3,126
Other	1,261

Total expenses	161,036
Earnings credits applied	(287)

Net expenses	160,749

Net investment loss	(92,079)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	200,423

Net realized gain	200,423

Net unrealized appreciation (depreciation) during the period on:
Investments	1,727,886

Net unrealized appreciation	1,727,886

Net realized and unrealized gain	1,928,309

Net increase in net assets resulting from operations	$1,836,230

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Series X
	(Small Cap Growth Series	)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from operations:
Net investment loss	$(92,079)	$(389,974)
Net realized gain (loss) during the period on investments	200,423	(26,722,317)
Net unrealized appreciation (depreciation) during the period on investments	1,727,886	(3,538,566)

Net increase (decrease) in net assets resulting from operations	1,836,230	(30,650,857)

Capital share transactions:
Proceeds from sale of shares	3,817,938	14,256,113
Cost of shares redeemed	(5,200,433)	(35,153,979)

Net decrease from capital share transactions	(1,382,495)	(20,897,866)

Net increase (decrease) in net assets	453,735	(51,548,723)

Net assets:
Beginning of period	30,284,135	81,832,858

End of period	$30,737,870	$30,284,135

Accumulated net investment loss at end of period	$(92,079)	$—

Capital share activity:
Shares sold	371,603	931,001
Shares redeemed	(519,842)	(2,130,808)

Total capital share activity	(148,239)	(1,199,807)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series X
Selected data for each share of capital stock outstanding throughout each period	(Small Cap Growth Series)

	Six Months Ended June 30, 2009[a]	2008[b]	2007	2006	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$10.74	$20.35	$19.27	$18.33	$17.05	$14.55

Income (loss) from investment operations:
Net investment loss[c]	(0.03)	(0.12)	(0.17)	(0.13)	(0.15)	(0.14)
Net gain (loss) on securities (realized and unrealized)	0.79	(9.49)	1.25	1.07	1.43	2.64

Total from investment operations	0.76	(9.61)	1.08	0.94	1.28	2.50

Net asset value, end of period	$11.50	$10.74	$20.35	$19.27	$18.33	$17.05

Total Return[d]	7.08%	(47.22%)	5.60%	5.13%	7.51%	17.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,738	$30,284	$81,833	$92,789	$90,671	$91,868

Ratios to average net assets:
Net investment loss	(0.65%)	(0.80%)	(0.82%)	(0.66%)	(0.85%)	(0.89%)
Total expenses[e]	1.14%	1.24%	1.20%	1.20%	1.19%	1.17%
Net expenses[f]	1.14%	1.24%	1.20%	1.19%	1.18%	1.17%
Net expenses prior to custodian earnings credits and net of expense waivers	1.14%	1.24%	1.20%	1.20%	1.19%	1.17%

Portfolio turnover rate	127%	209%[g]	137%	149%	116%	146%

[a]	Unaudited figures for the six months ended June 30, 2009. Percentage amounts, except total return, have been annualized.

[b]	Security Global Investors, LLC (SGI) became the advisor of Series X effective December 1, 2008. Prior to December 1, 2008, SGI paid RS Investments, Inc. for sub-advisory services.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[e]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[g]	Significant variation in the portfolio turnover rate is due to Investment Manager’s appointment of new portfolio manager for the Series.

The accompanying notes are an integral part of the financial statements

Series Y

SELECT 25 SERIES

Series Y
Performance Summary	(Select 25 Series)
June 30, 2009	(unaudited)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series Y (Select 25 Series) on June 30, 1999 and reflects the fees and expenses of Series Y. The Russell 1000 Growth Index is an unmanaged capitalization-weighted index which includes stocks incorporated in the United States and its territories and measures the performance of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Returns

Periods Ended 6-30-09[1]	1 Year	5 Years	10 Years
Series Y	(28.23%)	(4.07%)	(4.13%)

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	15.76%
Consumer Staples	8.28
Energy	9.80
Financials	7.01
Health Care	6.17
Industrials	15.08
Information Technology	28.57
Materials	5.34
Cash & Other Assets, Less Liabilities	3.99

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Performance Summary	Series Y
June 30, 2009 (unaudited)	(Select 25 Series)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009[1]	Expenses Paid During Period[2]
Series Y (Select 25 Series)
Actual	$1,000.00	$1,076.56	$5.25
Hypothetical	1,000.00	1,019.74	5.11

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2009 to June 30, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2009 to June 30, 2009 was 7.66%.

[2]

Expenses are equal to the Series annualized expense ratio of 1.02%, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments June 30, 2009 (unaudited)	Series Y (Select 25 Series)

	Shares	Value
COMMON STOCKS - 96.0%
Advertising - 3.0%
Omnicom Group, Inc.	31,410	$991,928

Aerospace & Defense - 8.7%
Goodrich Corporation	22,340	1,116,330
Honeywell International, Inc.	29,640	930,696
ITT Corporation	19,000	845,500

		2,892,526

Coal & Consumable Fuels - 2.7%
Peabody Energy Corporation	29,770	897,863

Communications Equipment - 4.0%
Qualcomm, Inc.	30,030	1,357,356

Computer Hardware - 3.8%
Apple, Inc. *	8,835	1,258,369

Department Stores - 3.1%
Kohl’s Corporation *	23,990	1,025,573

Drug Retail - 4.2%
CVS Caremark Corporation	43,775	1,395,109

Electrical Components & Equipment - 2.8%
Emerson Electric Company	29,410	952,884

Electronic Components - 2.6%
Corning, Inc.	55,010	883,461

Fertilizers & Agricultural Chemicals - 2.4%
Monsanto Company	10,665	792,836

Footwear - 1.9%
Nike, Inc. (Cl.B)	12,100	626,538

General Merchandise Stores - 2.8%
Target Corporation	23,560	929,913

Home Entertainment Software - 3.8%
Activision Blizzard, Inc. *	100,175	1,265,210

Industrial Gases - 2.9%
Air Products & Chemicals, Inc.	15,440	997,270

Internet Software & Services - 4.0%
Google, Inc. *	3,260	1,374,383

Investment Banking & Brokerage - 3.2%
Goldman Sachs Group, Inc.	7,185	1,059,356

IT Consulting & Other Services - 3.8%
Cognizant Technology Solutions Corporation *	47,410	1,265,847

Oil & Gas Drilling - 3.9%
Transocean, Ltd. *	17,870	1,327,563

Oil & Gas Exploration & Production - 3.2%
XTO Energy, Inc.	27,810	1,060,673

Other Diversified Financial Services - 3.8%
JPMorgan Chase & Company	37,815	1,289,870

Pharmaceuticals - 6.2%
Pfizer, Inc.	54,030	810,450
Teva Pharmaceutical Industries, Ltd. ADR	25,465	1,256,443

		2,066,893

Railroads - 3.6%
Burlington Northern Santa Fe Corporation	16,430	1,208,262

Restaurants - 5.0%
Darden Restaurants, Inc.	21,300	702,474
Starbucks Corporation *	72,310	1,004,385

		1,706,859

Semiconductors - 3.7%
Intel Corporation	74,610	1,234,796

Soft Drinks - 4.1%
PepsiCo, Inc.	25,100	1,379,496

Systems Software - 2.8%
Microsoft Corporation	39,410	936,776

TOTAL COMMON STOCKS (cost: $33,380,746)		$32,177,610

Total Investments - 96.0% (cost: $33,380,746)		$32,177,610
Cash & Other Assets, Less Liabilities - 4.0%		1,336,540

Total Net Assets - 100.0%		$33,514,150

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $33,629,844.

ADR	American Depositary Receipt

*	Non-income producing security

The accompanying notes are an integral part of the financial statements

Series Y

(Select 25 Series)

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments, at value*	$32,177,610
Cash	1,279,636
Receivables:
Fund shares sold	85,655
Securities sold	1,031,208
Dividends	30,119
Prepaid expenses	780

Total assets	34,605,008

Liabilities:
Payable for:
Fund shares redeemed	27,636
Securities purchased	1,021,780
Management fees	20,885
Administration fees	2,691
Transfer agent/maintenance fees	2,083
Custodian fees	9
Directors’ fees	1,154
Professional fees	10,818
Other fees	3,802

Total liabilities	1,090,858

Net assets	$33,514,150

Net assets consist of:
Paid in capital	$77,892,287
Undistributed net investment income	152,916
Accumulated net realized loss on sale of investments	(43,327,917)
Net unrealized depreciation in value of investments	(1,203,136)

Net assets	$33,514,150

Capital shares authorized	unlimited
Capital shares outstanding	4,865,407
Net asset value per share (net assets divided by shares outstanding)	$6.89

* Investments, at cost	$33,380,746

Statement of Operations

For Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends	$233,463
Interest	422

Total investment income	233,885

Expenses:
Management fees	112,320
Administration fees	14,301
Transfer agent/maintenance fees	12,600
Custodian fees	952
Directors’ fees	1,250
Professional fees	6,302
Reports to shareholders	3,163
Other	1,294

Total expenses	152,182

Net investment income	81,703

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(8,464,764)

Net realized loss	(8,464,764)

Net unrealized appreciation (depreciation) during the period on:
Investments	10,435,643

Net unrealized appreciation	10,435,643

Net realized and unrealized gain	1,970,879

Net increase in net assets resulting from operations	$2,052,582

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Series Y (Select 25 Series)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from operations:
Net investment income	$81,703	$71,213
Net realized loss during the period on investments	(8,464,764)	(7,958,784)
Net unrealized appreciation (depreciation) during the period on investments	10,435,643	(13,376,234)

Net increase (decrease) in net assets resulting from operations	2,052,582	(21,263,805)

Capital share transactions:
Proceeds from sale of shares	5,751,343	13,661,292
Cost of shares redeemed	(7,873,771)	(25,136,549)

Net decrease from capital share transactions	(2,122,428)	(11,475,257)

Net decrease in net assets	(69,846)	(32,739,062)

Net assets:
Beginning of period	33,583,996	66,323,058

End of period	$33,514,150	$33,583,996

Undistributed net investment income at end of period	$152,916	$71,213

Capital share activity:
Shares sold	892,119	1,592,936
Shares redeemed	(1,271,102)	(2,867,153)

Total capital share activity	(378,983)	(1,274,217)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series Y
Selected data for each share of capital stock outstanding throughout each period	(Select 25 Series	)

	Six Months Ended June 30, 2009[a]	2008	2007	2006[b]	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$6.40	$10.17	$10.84	$10.08	$9.02	$8.08

Income (loss) from investment operations:
Net investment income (loss)[c]	0.02	0.01	0.06	0.02	—	(0.01)
Net gain (loss) on securities (realized and unrealized)	0.47	(3.78)	(0.73)	0.74	1.06	0.95

Total from investment operations	0.49	(3.77)	(0.67)	0.76	1.06	0.94

Net asset value, end of period	$6.89	$6.40	$10.17	$10.84	$10.08	$9.02

Total Return[d]	7.66%	(37.07%)	(6.18%)	7.54%	11.75%	11.63%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,514	$33,584	$66,323	$85,695	$37,018	$33,832

Ratios to average net assets:
Net investment income (loss)	0.55%	0.14%	0.51%	0.21%	(0.04%)	(0.15%)
Total expenses[e]	1.02%	0.97%	0.93%	0.95%	0.99%	0.95%
Net expenses[f]	1.02%	0.97%	0.93%	0.95%	0.99%	0.95%
Net expenses prior to custodian earnings credits and net of expense waivers	1.02%	0.97%	0.93%	0.95%	0.99%	0.95%

Portfolio turnover rate	152%	214%[g]	16%	40%	28%	42%

[a]	Unaudited figures for the six months ended June 30, 2009. Percentage amounts, except total return, have been annualized.

[b]

The financial highlights for Series Y exclude the historical financial highlights of Series G. The assets of Series G were acquired by Series Y on June 16, 2006. A total of $40,543,215 was excluded from purchases in the portfolio turnover calculation, which represents the cost of the securities Series Y received as a result of the merger.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[e]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[g]	Significant variation in the portfolio turnover rate is due to Investment Manager’s appointment of new portfolio manager for the Series.

The accompanying notes are an integral part of the financial statements

This page left blank intentionally.

Series Z

ALPHA OPPORTUNITY SERIES

and

Series Z
Performance Summary	(Alpha Opportunity Series	)
June 30, 2009	(unaudited	)

PERFORMANCE

$10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series Z (Alpha Opportunity Series) on July 7, 2003 (date of inception), and reflects the fees and expenses of Series Z. The S&P 500 Index is a capitalization weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

Average Annual Returns

Periods Ended 6-30-09[1]	1 Year	5 Years	Since Inception (7-7-03)
Series Z	(29.37%)	0.93%	4.31%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector*

Consumer Discretionary	2.54%
Consumer Staples	7.31
Energy	3.18
Financials	3.00
Health Care	2.75
Industrials	7.27
Information Technology	10.92
Materials	6.98
Telecommunications	0.66
Utilities	0.40
Exchange Traded Funds	3.06
U.S. Government Sponsored Agencies	20.69
Short Term Investments	3.91
Repurchase Agreement	6.28
Cash & Other Assets, Less Liabilities	21.05

Total Net Assets	100.00%

*	Securities sold short are netted with long positions in common stocks in the appropriate sectors.

The accompanying notes are an integral part of the financial statements

Performance Summary	Series Z
June 30, 2009 (unaudited)	(Alpha Opportunity Series	)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009[1]	Expenses Paid During Period[2]
Series Z (Alpha Opportunity Series)
Actual	$1,000.00	$1,035.19	$8.58
Hypothetical	1,000.00	1,016.36	8.50

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2009 to June 30, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2009 to June 30, 2009 was 3.52%.

[2]

Expenses are equal to the Series annualized expense ratio of 1.73%, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series Z
June 30, 2009 (unaudited)	(Alpha Opportunity Series	)

	Shares	Value
COMMON STOCKS - 75.6%
Aerospace & Defense - 1.7%
Lockheed Martin Corporation [1,2]	3,993	$322,036
Northrop Grumman Corporation [1,2]	1,100	50,248

		372,284

Agricultural Products - 0.1%
Archer-Daniels-Midland Company	1,152	30,839

Airlines - 0.8%
Airtran Holdings, Inc. *	18,300	113,277
Republic Airways Holdings, Inc. *	8,900	58,117
UAL Corporation *	3,200	10,208

		181,602

Aluminum - 0.3%
Alcoa, Inc.	4,035	41,682
Kaiser Aluminum Corporation	655	23,521

		65,203

Apparel Retail - 2.3%
Gap, Inc. [1,2]	6,300	103,320
Gymboree Corporation 1,2,*	3,200	113,536
Ltd. Brands, Inc. [1,2]	5,400	64,638
Ross Stores, Inc. [1,2]	2,300	88,780
TJX Companies, Inc. [1,2]	3,800	119,548

		489,822

Apparel, Accessories & Luxury Goods - 1.1%
Carter’s, Inc. *	3,426	84,314
Gildan Activewear, Inc. *	2,060	30,488
Phillips-Van Heusen Corporation [1,2]	900	25,821
True Religion Apparel, Inc. *	4,500	100,350

		240,973

Auto Parts & Equipment - 0.4%
Exide Technologies *	21,500	80,195
Wonder Auto Technology, Inc. *	249	2,522

		82,717

Automobile Manufacturers - 0.4%
Honda Motor Company, Ltd. ADR	3,075	84,163

Automotive Retail - 1.0%
AutoNation, Inc. *	12,204	211,739

Biotechnology - 1.3%
Amgen, Inc. 1,2,*	1,900	100,586
Cephalon, Inc. *	2,375	134,544
Emergent Biosolutions, Inc. *	3,400	48,722
Isis Pharmaceuticals, Inc. *	288	4,752

		288,604

Casinos & Gaming - 0.1%
Bally Technologies, Inc. *	865	25,881

Coal & Consumable Fuels - 0.5%
Alpha Natural Resources, Inc. *	4,035	106,000
Denison Mines Corporation *	7,205	11,672

		117,672

Commodity Chemicals - 0.1%
Braskem S.A. ADR *	3,080	22,669

Communications Equipment - 1.0%
Cisco Systems, Inc. *	4,898	91,298
Harmonic, Inc. 1,2, *	11,700	68,913
JDS Uniphase Corporation *	8,358	47,808

		208,019

Computer & Electronics Retail - 0.4%
RadioShack Corporation [1,2]	5,500	76,780

Computer Storage & Peripherals - 0.7%
Synaptics, Inc. *	1,600	61,840
Western Digital Corporation *	3,458	91,637

		153,477

Construction & Engineering - 1.6%
Aecom Technology Corporation *	1,464	46,848
Foster Wheeler AG *	6,300	149,625
KBR, Inc.	7,205	132,860
URS Corporation *	576	28,524

		357,857

Construction & Farm Machinery & Heavy Trucks - 2.6%
CNH Global N.V.	1,560	21,902
Joy Global, Inc. [1,2]	10,389	371,096
Trinity Industries, Inc. [1,2]	10,800	147,096

		540,094

Diversified Banks - 0.6%
Banco Latinoamericano de Exportaciones S.A.	418	5,196
Canadian Imperial Bank of Commerce	824	41,258
HSBC Holdings plc ADR	2,060	86,046

		132,500

Diversified Metals & Mining - 1.4%
Anglo American plc ADR	3,089	45,223
Brush Engineered Materials, Inc. *	5,475	91,706
General Moly, Inc. *	7,780	17,272
RTI International Metals, Inc. *	3,458	61,103
Teck Cominco, Ltd. (Cl.B)	1,059	16,880
Titanium Metals Corporation	2,017	18,536
Walter Energy, Inc.	1,441	52,222

		302,942

Diversified Real Estate Activities - 0.3%
Brookfield Asset Management, Inc.	2,059	35,147
St. Joe Company *	1,178	31,205

		66,352

Drug Retail - 0.3%
CVS Caremark Corporation	2,195	69,955

Education Services - 0.3%
Apollo Group, Inc. *	900	64,008
China Distance Education Holdings, Ltd. ADR *	850	5,950

		69,958

Electrical Components & Equipment - 1.4%
AO Smith Corporation [1,2]	3,000	97,709
Fushi Copperweld, Inc. *	792	6,550
General Cable Corporation *	2,593	97,445

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series Z
June 30, 2009 (unaudited)	(Alpha Opportunity Series	)

	Shares	Value
COMMON STOCKS - 75.6% (continued)
Electrical Components & Equipment - 1.4% (continued)
GrafTech International, Ltd. *	2,339	$26,454
GT Solar International, Inc. *	5,000	26,600
Thomas & Betts Corporation *	1,767	50,943

		305,701

Electronic Components - 1.3%
Corning, Inc.	18,156	291,585

Electronic Manufacturing Services - 0.1%
Jabil Circuit, Inc.	1,729	12,829

Exchange Traded Funds - 4.4%
iShares MSCI Emerging Markets Index Fund [3]	18,556	598,060
iShares Silver Trust *	576	7,707
PowerShares DB Agriculture Fund	2,018	51,358
PowerShares DB Base Metals Fund	865	13,036
Semiconductor HOLDRs Trust	5,763	123,616
SPDR Gold Trust *	1,729	157,650

		951,427

Fertilizers & Agricultural Chemicals - 0.6%
Agrium, Inc.	896	35,741
CF Industries Holdings, Inc.	1,153	85,484
China Green Agriculture, Inc. *	2,059	16,657

		137,882

Food Retail - 0.5%
Pantry, Inc. *	2,000	33,200
Safeway, Inc. [1,2]	4,200	85,554

		118,754

Forest Products - 0.1%
Louisiana-Pacific Corporation	6,546	22,387

General Merchandise Stores - 0.5%
Family Dollar Stores, Inc. [1,2]	3,900	110,370

Gold - 1.9%
AngloGold Ashanti, Ltd. ADR	1,030	37,729
Eldorado Gold Corporation *	10,293	92,122
Randgold Resources, Ltd. ADR	4,207	269,963

		399,814

Health Care Distributors - 0.6%
Owens & Minor, Inc. [1,2]	2,800	122,696

Health Care Equipment - 0.9%
Baxter International, Inc. [1,2]	1,900	100,624
Intuitive Surgical, Inc. *	584	95,577

		196,201

Health Care Facilities - 0.5%
Health Management Associates, Inc. *	6,687	33,034
Kindred Healthcare, Inc. 1,2,*	4,100	50,717
Tenet Healthcare Corporation *	11,931	33,645

		117,396

Health Care Services - 0.4%
Lincare Holdings, Inc. 1,2,*	4,100	96,432

Home Entertainment Software - 3.8%
Shanda Interactive Entertainment, Ltd. ADR 1,2,*	16,000	836,641

Human Resources & Employment Services - 0.4%
Watson Wyatt Worldwide, Inc. [1,2]	2,400	90,072

Hypermarkets & Super Centers - 0.5%
Wal-Mart Stores, Inc. [1,2]	2,300	111,412

Independent Power Producers & Energy Traders - 1.6%
Calpine Corporation *	6,163	68,717
Constellation Energy Group, Inc. [1,2]	5,400	143,532
Mirant Corporation *	4,700	73,978
Ormat Technologies, Inc.	1,571	63,327

		349,554

Industrial Conglomerates - 0.9%
3M Company	2,306	138,591
General Electric Company [1,2]	4,500	52,740

		191,331

Industrial Machinery - 0.4%
Timken Company	1,729	29,531
Watts Water Technologies, Inc. [1,2]	3,000	64,620

		94,151

Integrated Oil & Gas - 0.9%
ConocoPhillips [1,2]	1,500	63,090
Petroleo Brasileiro S.A. ADR	1,153	47,250
Suncor Energy, Inc.	2,471	74,970

		185,310

Integrated Telecommunication Services - 1.3%
AT&T, Inc. [1,2]	11,300	280,692

Internet Retail - 0.1%
Amazon.com, Inc. *	304	25,433

Internet Software & Services - 0.7%
Google, Inc. *	296	124,790
VeriSign, Inc. *	1,441	26,630

		151,420

Investment Banking & Brokerage - 1.9%
Goldman Sachs Group, Inc. [3]	2,610	384,817

IT Consulting & Other Services - 0.5%
Accenture, Ltd.	2,447	81,876
Ness Technologies, Inc. *	1,523	5,955
Yucheng Technologies, Ltd. *	2,060	17,572

		105,403

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series Z
June 30, 2009 (unaudited)	(Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS - 75.6% (continued)
Life & Health Insurance - 0.7%
Prudential Financial, Inc.	4,310	$160,418

Life Sciences Tools & Services - 1.9%
Charles River Laboratories International, Inc. 1,2,*	2,100	70,875
Illumina, Inc. *	2,017	78,542
Life Technologies Corporation 1,2,*	3,000	125,160
Millipore Corporation 1,2,*	1,900	133,399

		407,976

Managed Health Care - 0.2%
WellCare Health Plans, Inc. 1,2,*	2,400	44,376

Movies & Entertainment - 0.9%
Marvel Entertainment, Inc. 1,2,*	5,800	206,422

Multi-Line Insurance - 0.1%
Genworth Financial, Inc. [1,2]	4,200	29,358

Oil & Gas Equipment & Services - 1.0%
RPC, Inc.	1,030	8,601
Weatherford International, Ltd. *	10,086	197,281
Willbros Group, Inc. *	515	6,443

		212,325

Oil & Gas Exploration & Production - 1.3%
Anadarko Petroleum Corporation [1,2]	2,930	132,993
Comstock Resources, Inc. *	576	19,037
EnCana Corporation	1,030	50,954
Nexen, Inc.	824	17,840
Range Resources Corporation	1,441	59,672

		280,496

Oil & Gas Refining & Marketing - 0.7%
Western Refining, Inc.	8,957	63,236
World Fuel Services Corporation	2,400	98,952

		162,188

Oil & Gas Storage & Transportation - 0.1%
Tsakos Energy Navigation, Ltd.	1,030	16,624

Other Diversified Financial Services - 1.1%
JPMorgan Chase & Company	7,206	245,797

Packaged Foods & Meats - 1.4%
Cal-Maine Foods, Inc.	3,100	77,376
HQ Sustainable Maritime Industries, Inc. *	4,693	42,941
Smithfield Foods, Inc. *	4,323	60,392
Tyson Foods, Inc.	9,510	119,921

		300,630

Personal Products - 0.4%
Herbalife, Ltd. [1,2]	2,600	82,004

Pharmaceuticals - 2.3%
Forest Laboratories, Inc. 1,2,*	3,600	90,396
Johnson & Johnson [1,2]	5,300	301,040
Questcor Pharmaceuticals, Inc. *	7,100	35,500
Viropharma, Inc. 1,2, *	10,500	62,265

		489,201

Precious Metals & Minerals - 0.5%
Coeur d’Alene Mines Corporation *	0	5
E-TRACS UBS Long Platinum ETN *	4,606	65,820
Harry Winston Diamond Corporation	4,315	25,717
Hecla Mining Company *	8,094	21,692

		113,234

Property & Casualty Insurance - 0.6%
ACE, Ltd.	1,226	54,226
Amtrust Financial Services, Inc. [1,2]	6,300	71,820

		126,046

Railroads - 0.2%
Union Pacific Corporation	865	45,032

Regional Banks - 0.5%
Commerce Bancshares, Inc.	1	21
First Horizon National Corporation	8,182	98,184

		98,205

Reinsurance - 0.4%
Endurance Specialty Holdings, Ltd. [1,2]	3,200	93,760

Restaurants - 0.4%
Jack in the Box, Inc. 1,2,*	4,200	94,290

Retail REIT’s - 0.9%
General Growth Properties, Inc.	111,800	204,594

Semiconductor Equipment - 0.2%
Amkor Technology, Inc. 1,2,*	9,800	46,354

Semiconductors - 2.3%
Atmel Corporation *	81,381	303,552
Cree, Inc. *	2,017	59,280
Intel Corporation	8,373	138,573

		501,405

Specialized REIT’s - 0.9%
Plum Creek Timber Company, Inc.	2,882	85,826
Potlatch Corporation	865	21,011
Rayonier, Inc.	2,594	94,292

		201,129

Specialty Chemicals - 0.9%
OM Group, Inc. *	6,477	187,963

Specialty Stores - 0.5%
Staples, Inc.	2,019	40,723
Tractor Supply Company *	1,441	59,542

		100,265

Steel - 1.7%
Commercial Metals Company	2,882	46,198
Gerdau Ameristeel Corporation	5,763	39,304

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series Z
June 30, 2009 (unaudited)	(Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS - 75.6% (continued)
Steel - 1.7% (continued)
Nucor Corporation	1,153	$51,228
POSCO ADR	3	248
Reliance Steel & Aluminum Company	2,017	77,433
Schnitzer Steel Industries, Inc.	1,161	61,370
Steel Dynamics, Inc.	2,017	29,710
United States Steel Corporation	1,153	41,208
Universal Stainless & Alloy *	1,550	25,219

		371,918

Systems Software - 2.2%
CA, Inc. [1,2]	20,235	352,697
Check Point Software Technologies *	1,503	35,275
Symantec Corporation 1,2,*	6,300	98,028

		486,000

Technology Distributors - 0.6%
Arrow Electronics, Inc. 1,2,*	2,800	59,472
Avnet, Inc. 1,2,*	3,200	67,296

		126,768

Tires & Rubber - 0.4%
Goodyear Tire & Rubber Company *	7,780	87,603

Tobacco - 3.5%
Altria Group, Inc. [1,2]	17,800	291,742
Philip Morris International, Inc. [1,2]	10,500	458,010

		749,752

Trucking - 1.3%
Arkansas Best Corporation	2,305	60,737
Con-way, Inc. [1,2]	1,800	63,558
Heartland Express, Inc.	3,231	47,560
Hertz Global Holdings, Inc. *	10,540	84,215
J.B. Hunt Transport Services, Inc.	865	26,408

		282,478

TOTAL COMMON STOCKS (cost $18,422,521)		$16,436,423

	Shares	Value
FOREIGN STOCKS - 9.8%
Belgium - 0.7%
Fortis	45,503	$155,135

Canada - 1.6%
Agnico-Eagle Mines, Ltd. [4]	6,420	338,135

China - 0.3%
Byd Company, Ltd.	15,000	59,418

France - 0.6%
UBISOFT Entertainment *	5,866	142,751

Germany - 2.0%
Volkswagen AG [3]	1,300	439,820

Ireland - 0.0%
Anglo Irish Bank Corporation, Ltd. [5]	16,638	—

Japan - 1.7%
BIC CAMERA INC	100	40,332
JGC Corporation	6,410	103,811
NTT DoCoMo, Inc.	53	77,691
Prima Meat Packers, Ltd.	34,000	41,298
Shinko Plantech Company, Ltd.	10,100	80,318
Zappallas, Inc.	9	18,472

		361,922

Portugal - 0.6%
Brisa Auto-Estradas de Portugal S.A.	17,446	125,445

South Africa - 0.3%
Aveng, Ltd.	13,470	61,136

Switzerland - 0.2%
Basilea Pharmaceutica *	500	42,687

United Kingdom - 1.8%
AstraZeneca plc [1,2]	2,800	123,060
Cadbury plc	8,069	68,829
GlaxoSmithKline plc [1,2]	5,500	96,681
Imperial Tobacco Group plc	4,402	114,277

		402,847

TOTAL FOREIGN STOCKS (cost $2,198,294)		$2,129,296

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 20.7%
Federal Home Loan Bank
0.15%, 7/29/2009[3]	$1,200,000	$1,199,915
0.18%, 7/31/2009[3]	500,000	499,963
Federal Home Loan Mortgage Corporation
0.15%, 7/6/2009[3]	1,300,000	1,299,973
Federal National Mortgage Association
0.13%, 7/2/2009[3]	1,000,000	999,996
0.26%, 7/31/2009[1]	500,000	499,963

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $4,499,646)		$4,499,810

	Principal Amount	Value
SHORT TERM INVESTMENTS - 3.9%
State Street General Account U.S. Government Fund	$850,187	$850,187

TOTAL SHORT TERM INVESTMENTS (cost $850,187)		$850,187

	Principal Amount	Value
REPURCHASE AGREEMENT - 6.3%
State Street, 0.01%, dated 6/30/09, matures 7/1/09; repurchase amount $1,364,858 (Collateralized by FNMA, 5/10/11 with a value of $1,364,857)	$1,364,857	$1,364,857

TOTAL REPURCHASE AGREEMENT (cost $1,364,857)		$1,364,857

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series Z
June 30, 2009 (unaudited)	(Alpha Opportunity Series)

Value
Total Investments - 116.3% (cost $27,335,505)	$25,280,573
Liabilities, Less Cash & Other Assets - (16.3)%	(3,535,978)

Total Net Assets - 100.0%	$21,744,595

Schedule of Securities Sold Short

	Shares	Value
COMMON STOCKS - (19.5)%
Advertising - (0.3)%
Focus Media Holding, Ltd. ADR 6,*	(2,500)	$(75,000)

Air Freight & Logistics - (0.1)%
FedEx Corporation	(227)	(12,625)

Alternative Carriers - (0.3)%
Clearwire Corporation 6,*	(2,660)	(30,138)
Global Crossing, Ltd. 6,*	(2,520)	(40,244)

		(70,382)

Biotechnology - (2.5)%
Acorda Therapeutics, Inc. 6,*	(2,900)	(77,575)
Alnylam Pharmaceuticals, Inc. 6,*	(3,000)	(88,230)
Cepheid, Inc. 6,*	(5,500)	(84,700)
Regeneron Pharmaceuticals, Inc. 6,*	(3,810)	(82,715)
Rigel Pharmaceuticals, Inc. 6,*	(3,070)	(78,838)
Savient Pharmaceuticals, Inc. 6,*	(3,240)	(64,282)
Vertex Pharmaceuticals, Inc. 6,*	(2,700)	(74,709)

		(551,049)

Building Products - (0.7)%
USG Corporation 6, *	(5,580)	(160,258)

Communications Equipment - (0.3)%
Riverbed Technology, Inc. 6,*	(4,100)	(54,530)

Computer Storage & Peripherals - (0.2)%
Intermec, Inc. 6,*	(2,570)	(50,937)

Diversified Banks - (2.6)%
Wells Fargo & Company [6]	(12,937)	(565,622)

Diversified Metals & Mining - (0.2)%
Ivanhoe Mines, Ltd. 6, *	(4,780)	(39,865)

Diversified REIT’s - 0.0%
Vornado Realty Trust	(227)	(10,222)

Electric Utilities - (1.2)%
Korea Electric Power Corporation ADR [6]	(19,460)	(263,294)

Exchange Traded Funds - (1.3)%
iShares Barclays 20+ Year Treasury Bond Fund	(2,954)	(279,360)
iShares Dow Jones US Real Estate Index Fund	(227)	(7,318)

		(286,678)

Health Care Equipment - (0.3)%
Intuitive Surgical, Inc. 6,*	(200)	(56,100)
SurModics, Inc. *	(84)	(1,901)

		(58,001)

Health Care Supplies - (0.4)%
Align Technology, Inc. 6,*	(6,300)	(76,860)

Health Care Technology - (0.4)%
athenahealth, Inc. 6, *	(2,700)	(96,795)

Home Entertainment Software - (0.2)%
Electronic Arts, Inc. 6,*	(900)	(36,720)

Internet Software & Services - (1.1)%
Baidu, Inc. ADR 6, *	(200)	(53,726)
Equinix, Inc. 6,*	(1,000)	(79,940)
SAVVIS, Inc. 6,*	(5,900)	(86,967)
VeriSign, Inc. 6,*	(1,300)	(33,319)

		(253,952)

Leisure Products - (1.5)%
Pool Corporation [6]	(12,350)	(305,663)

Life Sciences Tools & Services - (1.1)%
AMAG Pharmaceuticals, Inc. 6,*	(1,900)	(82,954)
Exelixis, Inc. 6,*	(4,700)	(30,127)
Luminex Corporation 6, *	(2,700)	(68,823)
Sequenom, Inc. 6,*	(3,140)	(64,715)

		(246,619)

Oil & Gas Exploration & Production - (0.5)%
BPZ Resources, Inc. 6, *	(6,000)	(112,800)

Pharmaceuticals - (0.8)%
Auxilium Pharmaceuticals, Inc. 6,*	(1,960)	(72,167)
Sepracor, Inc. 6,*	(1,350)	(23,625)
XenoPort, Inc. 6,*	(1,790)	(82,036)

		(177,828)

Regional Banks - (0.5)%
PrivateBancorp, Inc. [6]	(2,400)	(103,200)

Semiconductor Equipment - (0.2)%
Varian Semiconductor Equipment Associates, Inc. 6,*	(1,270)	(33,299)

Semiconductors - (0.8)%
Cree, Inc. 6,*	(4,200)	(115,332)
Rambus, Inc. 6,*	(3,680)	(56,451)

		(171,783)

Soft Drinks - (0.4)%
Hansen Natural Corporation 6,*	(3,270)	(96,825)

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series Z
June 30, 2009 (unaudited)	(Alpha Opportunity Series	)

	Shares	Value
COMMON STOCKS - (19.5)% (continued)
Specialized REIT’s - (0.1)%
Public Storage, Inc.	(227)	$(14,864)

Specialty Chemicals - (0.2)%
Zoltek Companies, Inc. 6,*	(2,900)	(52,867)

Systems Software - (0.6)%
Red Hat, Inc. 6,*	(3,300)	(58,905)
VMware, Inc. 6,*	(2,500)	(71,450)

		(130,355)

Wireless Telecommunication Services - (0.7)%
Leap Wireless International, Inc. 6,*	(1,600)	(69,440)
SBA Communications Corporation 6,*	(2,600)	(74,854)

		(144,294)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $4,242,663)		$(4,253,187)

	Shares	Value
FOREIGN STOCKS - (17.8)%
Australia - (1.2)%
Aquila Resources, Ltd. 6,*	(2,600)	$(22,783)
Arrow Energy, Ltd. 6, *	(9,500)	(24,514)
Ausenco, Ltd. [6]	(2,300)	(24,817)
Queensland Gas Company, Ltd. 6,*	(13,600)	(52,898)
Riversdale Mining, Ltd. 6,*	(7,100)	(54,029)
Sino Gold Mining, Ltd. 6,7,*	(9,100)	(37,424)
Western Areas NL 6, *	(6,600)	(47,325)

		(263,790)

Austria - (2.2)%
bwin Interactive Entertainment AG 6,*	(1,700)	(48,431)
Erste Group Bank AG [6]	(5,500)	(337,971)
Intercell AG 6,*	(2,000)	(78,778)

		(465,180)

Bermuda - (0.1)%
C C Land Holdings, Ltd. [6]	(53,000)	(14,782)

Canada - (1.0)%
Agnico-Eagle Mines, Ltd. [4,6]	(1,900)	(125,612)
Silver Wheaton Corporation 6,*	(6,500)	(68,246)
Trican Well Service, Ltd. [6]	(2,200)	(37,448)

		(231,306)

China - (1.3)%
Anhui Conch Cement Company, Ltd. [6]	(5,500)	(24,761)
Beijing Capital International Airport Company, Ltd. [6]	(232,000)	(200,659)
China Communications Construction Company, Ltd. [6]	(16,000)	(16,571)
China National Building Material Company, Ltd. [6]	(17,300)	(23,432)
China National Materials Company, Ltd. [6]	(37,600)	(19,168)

		(284,591)

Germany - (2.9)%
Premiere AG 6,*	(4,200)	(68,951)
Volkswagen AG [6]	(1,300)	(539,374)

		(608,325)

Gibraltar - (0.3)%
PartyGaming plc [6]	(16,200)	(60,974)

Hong Kong - (0.3)%
China Merchants Holdings International Company, Ltd. [6]	(4,900)	(17,461)

Franshion Properties China, Ltd. [6]	(84,600)	(23,552)
Fushan International Energy Group, Ltd. 6,*	(70,000)	(25,165)

		(66,178)

Ireland - (0.2)%
Ryanair Holdings plc 6,*	(10,200)	(38,219)

Isle Of Man - (0.2)%
Genting Singapore plc 6,*	(132,800)	(43,724)

Japan - (2.5)%
Access Company, Ltd. 6,*	(18)	(34,682)
Aeon Mall Company, Ltd. [6]	(1,900)	(58,221)
Aozora Bank, Ltd. [6]	(17,300)	(27,861)
Japan Steel Works, Ltd. [6]	(1,600)	(22,196)
Marui Group Company, Ltd. [6]	(31,000)	(233,861)
Mizuho Financial Group, Inc. [6]	(12,000)	(49,593)
Mizuho Trust & Banking Company, Ltd. [6]	(18,800)	(26,216)
Modec, Inc. [6]	(1,000)	(25,772)
Monex Group, Inc. [6]	(83)	(29,140)
Tokyo Broadcasting System, Inc. [6]	(1,300)	(21,836)
Toyo Tanso Company, Ltd. [6]	(600)	(32,408)

		(561,786)

Norway - (0.2)%
Sevan Marine ASA 6, *	(6,300)	(33,049)

Portugal - (2.3)%
Brisa Auto-Estradas de Portugal S.A. [6]	(47,200)	(490,927)

Spain - (0.3)%
Zeltia S.A. [6]	(8,500)	(57,969)

Sweden - (1.9)%
Electrolux AB [6]	(32,100)	(422,058)

Switzerland - (0.5)%
Basilea Pharmaceutica 6,*	(500)	(83,365)
Meyer Burger Technology AG 6,*	(200)	(49,878)

		(133,243)

United Kingdom - (0.4)%
Imperial Energy Corporation plc 6,*	(4,200)	(83,657)

TOTAL FOREIGN STOCKS SOLD SHORT (proceeds $3,703,004)		$(3,859,758)

TOTAL SECURITIES SOLD SHORT - (37.3%) (proceeds $7,945,667)		$(8,112,945)

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $27,863,458.

ADR	American Depositary Receipt
plc	Public Limited Company

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series Z
June 30, 2009 (unaudited)	(Alpha Opportunity Series	)

*	Non-income producing security

[1]	Security is segregated as collateral for open short positions.

[2]

Security is deemed illiquid. The total market value of illiquid securities is $7,154,355 (cost $9,306,068), or 32.9% of total net assets. The securities were liquid at time of purchase. This security is deemed illiquid due to the Series exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services.

[3]	Security is segregated as collateral for open futures contracts.

[4]	Security was acquired through a private placement.

[5]	Security is deemed illiquid. The total market value of illiquid securities is $0 (cost $101,262), or 0.0% of total net assets.

[6]	Security is fair valued by the Valuation Committee at June 30, 2009. The total market value of fair valued securities amounts to $(7,786,655) (cost $(7,622,317)), or (35.8%) of total net assets.

[7]	Security is a PFIC (Passive Foreign Investment Company).

The accompanying notes are an integral part of the financial statements

Series Z

(Alpha Opportunity Series)

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments, at value*	$25,280,573
Cash denominated in a foreign currency, at value***	5,540
Restricted cash	709,418
Restricted cash denominated in a foreign currency, at value****	3,587,623
Receivables:
Fund shares sold	2,565
Securities sold	1,551,421
Dividends	21,081
Security Investors	23,119
Foreign taxes recoverable	594
Prepaid expenses	1,927

Total assets	31,183,861

Liabilities:
Cash overdraft	366,663
Securities sold short, at value**	8,112,945
Payable for:
Fund shares redeemed	28,456
Securities purchased	834,098
Variation margin on futures	32,775
Dividends on short sales	1,702
Management fees	22,973
Administration fees	6,996
Transfer agent/maintenance fees	2,083
Custodian fees	3,343
Directors’ fees	501
Professional fees	26,731

Total liabilities	9,439,266

Net assets	$21,744,595

Net assets consist of:
Paid in capital	$39,269,826
Accumulated net investment loss	(47,354)
Accumulated net realized loss on sale of investments and foreign currency transactions	(15,118,409)
Net unrealized depreciation in value of investments and translation of assets and liabilities in foreign currencies	(2,359,468)

Net assets	$21,744,595

Capital shares authorized	unlimited
Capital shares outstanding	1,944,569
Net asset value per share (net assets divided by shares outstanding)	$11.18

* Investments, at cost	$27,335,505
** Securities sold short, proceeds	7,945,667
*** Cash denominated in a foreign currency, at cost	5,552
**** Restricted cash denominated in a foreign currency, at cost	3,595,270

Statement of Operations

For Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends (net of foreign withholding tax $3,473)	$141,995
Interest	1,461

Total investment income	143,456

Expenses:
Management fees	136,809
Administration fees	24,290
Transfer agent/maintenance fees	12,566
Custodian fees	27,202
Directors’ fees	784
Professional fees	84,660
Reports to shareholders	7,431
Other	1,322
Dividends on short sales	3,364

Total expenses	298,428
Reimbursement of expenses	(105,630)
Earnings credits applied	(3,374)

Net expenses	189,424

Net investment loss	(45,968)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(1,818,602)
Securities sold short	(50,146)
Futures	278,609
Foreign currency transactions	(14,546)

Net realized loss	(1,604,685)

Net unrealized appreciation (depreciation) during the period on:
Investments	2,094,717
Securities sold short	6,040
Futures	(202,448)
Translation of assets and liabilities in foreign currencies	35,932

Net unrealized appreciation	1,934,241

Net realized and unrealized gain	329,556

Net increase in net assets resulting from operations	$283,588

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Series Z
(Alpha Opportunity Series)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from operations:
Net investment loss	$(45,968)	$(458,753)
Net realized loss during the period on investments and foreign currency transactions	(1,604,685)	(12,871,877)
Net unrealized appreciation (depreciation) during the period on investments and translation of assets and liabilities in foreign currencies	1,934,241	(4,160,796)

Net increase (decrease) in net assets resulting from operations	283,588	(17,491,426)

Capital share transactions:
Proceeds from sale of shares	360,951	25,172,030
Cost of shares redeemed	(5,876,834)	(29,572,908)

Net decrease from capital share transactions	(5,515,883)	(4,400,878)

Net decrease in net assets	(5,232,295)	(21,892,304)

Net assets:
Beginning of period	26,976,890	48,869,194

End of period	$21,744,595	$26,976,890

Accumulated net investment loss at end of period	$(47,354)	$(1,386)

Capital share activity:
Shares sold	37,482	1,673,286
Shares redeemed	(598,933)	(2,129,771)

Total capital share activity	(561,451)	(456,485)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series Z
Selected data for each share of capital stock outstanding throughout each period	(Alpha Opportunity Series	)

	Six Months Ended June 30, 2009[a]	2008[b]	2007	2006	2005	Year Ended December 31, 2004
Per Share Data
Net asset value, beginning of period	$10.76	$16.50	$13.96	$12.34	$11.57	$11.18

Income (loss) from investment operations:
Net investment income (loss)[c]	(0.02)	(0.16)	0.01	—	(0.02)	(0.07)
Net gain (loss) on securities (realized and unrealized)	0.44	(5.58)	2.53	1.62	0.79	1.42

Total from investment operations	0.42	(5.74)	2.54	1.62	0.77	1.35

Less distributions:
Distributions from realized gains	—	—	—	—	—	(0.96)

Total distributions	—	—	—	—	—	(0.96)

Net asset value, end of period	$11.18	$10.76	$16.50	$13.96	$12.34	$11.57

Total Return[d]	3.52%	(34.79%)	18.19%	13.13%	6.66%	12.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,745	$26,977	$48,869	$36,442	$25,660	$19,161

Ratios to average net assets:
Net investment income (loss)	(0.42%)	(1.09%)	0.10%	(0.03%)	(0.21%)	(1.12%)
Total expenses[e]	2.73%	2.79%	2.50%	2.78%	2.50%	2.78%
Net expenses[f]	1.70%	2.64%	2.39%	2.62%	2.50%	2.57%
Net expenses prior to custodian earnings credits and net of expense waivers	1.73%	2.79%	2.50%	2.78%	2.50%	2.57%

Portfolio turnover rate	478%	990%	1,770%	1,285%	1,509%	1,054%

[a]	Unaudited figures for the six months ended June 30, 2009. Percentage amounts, except total return, have been annualized.

[b]

Security Global Investors, LLC (SGI) became the sub-advisor of 37.5% of the assets of Series Z effective August 18, 2008. Also effective August 18, 2008, Mainstream Investment Advisers, LLC (Mainstream) sub-advises 37.5% of the assets and Security Investors, LLC (SI) manages 25% of the assets. Prior to August 18, 2008, SI paid Mainstream sub-advisory fees for 60% of the assets. SI managed the remaining 40% of the assets.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[e]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1. Significant Accounting Policies

SBL Fund (The Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company of the series type. Each series, in effect, represents a separate fund. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each Series based on the net asset value of each series. Security Benefit Life Insurance Company (“SBL”) and SBL’s affiliated life insurance company as well as unaffiliated life insurance companies purchase shares of the Series for their variable annuity and variable life insurance separate accounts. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuation – Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Series that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Series will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur after the close of a foreign exchange that will affect the value of a series portfolio securities before the time as of which the NAV is calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Series net asset value per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS®. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

The senior floating rate interests (loans) in which Series P invests are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and saleability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.

Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with U.S. generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is applicable in conjunction with other accounting pronouncements that require or permit fair value measurements, but does not expand the use of fair value to any new circumstances. More specifically, SFAS 157 emphasizes that fair value is a market based

Notes to Financial Statements

June 30, 2009 (unaudited)

measurement, not an entity-specific measurement, and sets out a fair value hierarchy with the highest priority given to quoted prices in active markets and the lowest priority to unobservable inputs. The Funds’ adoption of SFAS 157 did not have a material impact on its financial condition or results of operations. See Note 9 - Fair Value of Financial Instruments for further disclosure.

B. Repurchase Agreements – In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral and that the fair value of the collateral exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Series may be delayed or limited.

C. Foreign Currency Transactions – The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Series. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains and losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

D. Forward Foreign Currency Exchange Contracts – The Fund may enter into forward foreign exchange contracts in order to manage foreign currency risk from purchase or sale of securities denominated in foreign currency. A series may also enter into such contracts to manage the effect of changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the Statement of Operations. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure these funds have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

E. Futures – The Fund may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock market, enhancing returns, maintaining liquidity, minimizing transaction costs and economically hedging possible variations in foreign exchange values. The Fund may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. In the event of redemptions, the series may pay from its cash balances and reduce its future positions accordingly. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the series are required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted in the Schedule of Investments. Subsequent changes in the value of the contract are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the series. The series realizes a gain or loss when the contract is closed or expires.

F. Options Purchased and Written – The Fund may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell (and the writer the obligation to sell or purchase), respectively, a security at a specified price, until a certain date. Options may be used to economically hedge the series portfolio, to increase returns or to maintain exposure to the equity markets. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the series and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

G. Securities Sold Short – Certain of the Series may make short sales “against the box,” in which the Series enters into a short sale of a security it owns. At no time will more than 15% of the value of the Series’ net assets be in deposits on short sales against the box. If a Series makes a short sale, the Series does not immediately deliver from its own account the securities sold and does not receive the proceeds from the sale. To complete the sale, the Series must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Series must

Notes to Financial Statements

June 30, 2009 (unaudited)

replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Series is said to have a “short position” in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain Series may make short sales that are not “against the box,” which create opportunities to increase the Series’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Series may mitigate such losses by replacing the securities sold short before the market price has increased significantly. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Series are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Series is required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1a above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.

H. Senior Loans – Senior loans in which certain of the Series invests generally pay interest rates which are periodically adjusted by reference to short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2009.

I. Security Transactions and Investment Income – Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Dividend income is accrued as of ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Series is informed of the dividend in the exercise of reasonable diligence. Interest income is recognized on the accrual basis including the amortization of premiums and accretion of discounts on debt securities.

J. Expenses – Expenses that are directly related to one of the Series are charged directly to that Series. Other operating expenses are allocated to the Series on the basis of relative net assets within the Fund.

K. Distributions to Shareholders – The Fund is required by the Internal Revenue Code to distribute substantially all of its income and capital gains to its shareholders. Each year the Fund determines whether to declare and pay actual dividends or whether to secure consent of its shareholders to report and deduct a consent dividend. A consent dividend is treated for tax purposes as a distribution to shareholders occurring on the last day of the Fund’s taxable year and a shareholder contribution to capital occurring on the same day. It is the Fund’s current practice to utilize the consent dividend procedures. The character of any distributions made from net investment income and net realized gains may differ from their ultimate characterization for income tax purposes.

L. Taxes – The Series intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. If applicable, the Fund would recognize interest and penalties accrued related to the unrecognized tax benefits in “other expenses” on the Statement of Operations. For all open tax years (December 31, 2005 - December 31, 2008) and all major taxing jurisdictions through the end of the reporting period, the Fund’s management has completed a review and evaluation in connection with the adoption of FIN 48 and has determined that no tax liability is required and no additional disclosures are needed as of June 30, 2009.

M. Earnings Credits – Under the fee agreement with the custodian, the Series’ may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

N. Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

O. Indemnifications – Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims

Notes to Financial Statements

June 30, 2009 (unaudited)

or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Management fees and other transactions with affiliates

Management fees are paid monthly to Security Investors (SI) (formerly known as Security Management Company), based on the following annual rates:

	Management Fee (as a % of net assets)		Fee Waivers (as a % of net assets)
Series A (Equity Series)	0.75%		N/A
Series B (Large Cap Value Series)	0.65		N/A
Series C (Money Market Series)	0.50		N/A
Series D (Global Series)	1.00		N/A
Series E (U.S. Intermediate Bond Series)	0.75		0.15
Series H (Enhanced Index Series)	0.75		0.25
Series J (Mid Cap Growth Series)	0.75		N/A
Series N (Managed Asset Allocation Series)	1.00		N/A
Series O (All Cap Value Series)	0.70		N/A
Series P (High Yield Series)	0.75		N/A
Series Q (Small Cap Value Series)	0.95	[1]	N/A
Series V (Mid Cap Value Series)	0.75		N/A
Series X (Small Cap Growth Series)	0.85		N/A
Series Y (Select 25 Series)	0.75		N/A
Series Z (Alpha Opportunity Series)	1.25		N/A

[1]

Effective February 9, 2009 SI receives a management fee from Series Q at an annual rate of 0.95% of the average daily net assets. Prior to February 9, 2009, SI received a management fee from Series Q of 1.00% of the average daily net assets.

SI also acts as the administrative agent and transfer agent for the Fund, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each series. For these services, the Investment Manager receives the following:

Administrative Fees (as a % of net assets)*
Series A (Equity Series)	0.095%
Series B (Large Cap Value Series)	0.095
Series C (Money Market Series)	0.095
Series D (Global Series)	0.150
Series E (U.S. Intermediate Bond Series)	0.095
Series H (Enhanced Index Series)	0.095
Series J (Mid Cap Growth Series)	0.095
Series N (Managed Asset Allocation Series)	0.150
Series O (All Cap Value Series)	0.095
Series P (High Yield Series)	0.095
Series Q (Small Cap Value Series)	0.095
Series V (Mid Cap Value Series)	0.095
Series X (Small Cap Growth Series)	0.095
Series Y (Select 25 Series)	0.095
Series Z (Alpha Opportunity Series)	0.150

*	The minimum annual charge for administrative fees is $25,000 for Series A, B, C, E, H, J, O, P, Q, V, X, Y and Z and $60,000 for Series D and N.

SI is paid the following for providing transfer agent services to the Fund:

Annual charge per account	$5.00 - $8.00
Transaction fee	$0.60 - $1.10
Minimum annual charge per series	$25,000
Certain out-of-pocket charges	Varies

Effective August 18, 2008, the investment advisory contract for Series O and Series Z provides that the total expenses be limited to 0.85% and 1.70%, respectively, of average daily net assets, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a fund invests, interest, taxes, litigation, indemnification, and extraordinary expenses (as determined under generally accepted accounting principles). These contracts are in effect through April 30, 2010.

At June 30, 2009, Security Benefit Life Insurance Company, through their insurance company separate accounts, owned 100% of the outstanding shares of each Series of the Fund, except for, Series N, Series P and Series X in which it owns 99% of each Series and Series O, Series Q and Series V in which it owns 98% of each Series.

Notes to Financial Statements

June 30, 2009 (unaudited)

3. Unrealized Appreciation/Depreciation

For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at June 30, 2009, were as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Series A
(Equity)	$9,832,994	$(36,998,793)	$(27,165,799)
Series B
(Large Cap Value)	17,113,713	(72,700,756)	(55,587,043)
Series C
(Money Market)	77,002	(8,571)	68,431
Series D
(Global)	5,191,211	(3,868,839)	1,322,372
Series E
(U.S. Intermediate Bond)	579,806	(5,717,918)	(5,138,112)
Series H
(Enhanced Index)	—	(6,642,368)	(6,642,368)
Series J
(Mid Cap Growth)	10,586,680	(11,031,461)	(444,781)
Series N
(Managed Asset Allocation)	94,519	(9,987,883)	(9,893,364)
Series O
(All Cap Value)	4,278,552	(46,090,291)	(41,811,739)
Series P
(High Yield)	9,153,241	(25,107,732)	(15,954,491)
Series Q
(Small Cap Value)	20,292,369	(4,228,465)	16,063,904
Series V
(Mid Cap Value)	25,719,165	(72,371,177)	(46,652,012)
Series X
(Small Cap Growth)	4,205,337	(1,330,165)	2,875,172
Series Y
(Select 25)	1,890,220	(3,342,454)	(1,452,234)
Series Z
(Alpha Opportunity)	747,897	(3,330,782)	(2,582,885)

4. Investment Transactions

Investment transactions for the Period ended June 30, 2009, (excluding overnight investments, short–term commercial paper and U.S. government securities) were as follows:

	Purchases	Proceeds from Sales
Series A
(Equity)	$57,249,448	$71,497,292
Series B
(Large Cap Value)	19,974,081	32,222,480
Series C
(Money Market)	—	—
Series D
(Global)	503,167,830	526,628,375
Series E
(U.S. Intermediate Bond)	64,669,989	61,200,770
Series H
(Enhanced Index)	17,000,947	19,994,289
Series J
(Mid Cap Growth)	72,283,149	77,992,220
Series N
(Managed Asset Allocation)	16,987,052	26,091,201
Series O
(All Cap Value)	8,284,223	26,006,788
Series P
(High Yield)	36,330,292	20,619,629
Series Q
(Small Cap Value)	87,002,652	84,911,701
Series V
(Mid Cap Value)	20,953,239	48,043,026
Series X
(Small Cap Growth)	17,193,448	17,763,521
Series Y
(Select 25)	22,298,763	25,013,147
Series Z
(Alpha Opportunity)	40,616,936	40,788,054

Notes to Financial Statements

June 30, 2009 (unaudited)

5. Open Futures Contracts

Open futures contracts for Series H and Series Z as of June 30, 2009, were as follows:

	Position	Number of Contracts	Expiration Date	Contract Amount	Market Value	Unrealized Gain/(Loss)
Series H
S&P 500 E-Mini Future	Long	24	09/18/2009	$1,124,452	$1,098,600	($25,852)
Series Z
S&P 500 Index Future	Long	23	09/18/2009	$5,393,898	$5,264,125	($129,773)

6. Affiliated Issuers

Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Series V as of June 30, 2009 amounted to $23,532 which represents 0.0% of net assets. There were no affiliated companies held in any other Series. Transactions in Series V during the year ended June 30, 2009 in which the portfolio company is an “affiliated person” are as follows:

	Balance 12/31/08	Gross Additions	Gross Reductions	Balance 6/30/09	Realized Gain/(Loss)	Investment Income
Hydrogen Corporation (Shares)	672,346	—	—	672,346	—	—
Hydrogen Corporation (Cost)	$2,571,575	$—	$—	$2,571,575	$—	$—

*	As a result of Series V’s beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the “affliated persons” are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

Notes to Financial Statements

June 30, 2009 (unaudited)

7. Options Written

Information as to options written by the Series during the period ended June 30, 2009 and options outstanding at period end is provided below.

Series O Written Call Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Bemis Company, Inc.	10-16-09	$25.00	225	$32,625

Total call options outstanding (premiums received, $44,075)			225	$32,625

Series O Written Call Options	Number of Contracts	Premium Amount
Balance at December 31, 2008	155	$45,995
Opened	225	44,075
Expired	(155)	(45,995)

Balance at June 30, 2009	225	$44,075

Series Q Written Call Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Bemis Company, Inc.	10-16-09	$25.00	262	$37,990
BJ’s Restaurants, Inc.	07-17-09	15.00	300	52,500
Commerce Bancshares, Inc.	08-21-09	40.00	95	475
Eagle Materials, Inc.	07-17-09	30.00	156	312

Total call options outstanding (premiums received, $161,733)			813	$91,277

Series Q Written Call Options	Number of Contracts	Premium Amount
Balance at December 31, 2008	—	$—
Opened	1,297	240,394
Expired	(37)	(7,938)
Exercised	(447)	(70,723)

Balance at June 30, 2009	813	$161,733

Series V Written Call Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Bemis Company, Inc.	10-16-09	$25.00	520	$75,400
Commerce Bancshares, Inc.	08-21-09	40.00	270	1,350
Community Health Systems, Inc.	09-18-09	25.00	536	144,720
Eagle Materials, Inc.	07-17-09	30.00	430	860
First Horizon National Corporation	08-21-09	12.50	970	64,990
URS Corporation	07-17-09	50.00	245	52,675

Total call options outstanding (premiums received, $642,108)			2,971	$339,995

Series V Written Put Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Hanover Insurance Group, Inc.	08-21-09	$30.00	375	$3,750
Pioneer Natural Resources Company	09-18-09	22.50	340	49,300
Ralcorp Holdings, Inc.	09-18-09	55.00	230	25,300

Total put options outstanding (premiums received, $264,040)			945	$78,350

Series V Written Call Options	Number of Contracts	Premium Amount
Balance at December 31, 2008	4,228	$803,927)
Opened	5,414	1,174,660)
Exercised	(1,709)	(372,988)
Expired	(4,962)	(963,491)

Balance at June 30, 2009	2,971	$642,108

Series V Written Put Options	Number of Contracts	Premium Amount
Balance at December 31, 2008	3,805	$549,517
Opened	2,509	433,376
Expired	(5,369)	(718,853)

Balance at June 30, 2009	945	$264,040

Notes to Financial Statements

June 30, 2009 (unaudited)

8. Derivative Investment Holdings Categorized by Risk Exposure

In March, 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities. None of the derivatives currently held by the Fund are being used as hedging instruments.

The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of June 30, 2009:

Location on the Statements of Assets and Liabilities

Derivative Investments Type	Asset Derivatives	Liability Derivatives
Futures - equity contracts	Receivable: Variation margin	Payable: Variation margin
Options - equity contracts	Investments, at value	Outstanding options written, at value

The following is a summary of the Fund’s derivative investments not accounted for as hedging investments under SFAS 133, categorized by primary risk exposure as of June 30, 2009:

Asset Derivative Investments Value

Fund	Futures Equity Contracts*	Options Equity Contracts	Total Value at June 30, 2009
Series H (Enhanced Index Series)	$—	$—	$—
Series O (All Cap Value Series)	—	—	—
Series Q (Small Cap Value Series)	—	—	—
Series V (Mid Cap Value Series)	—	—	—
Series Z (Alpha Opportunity Series)	—	—	—

Liability Derivative Investments Value

Fund	Futures Equity Contracts*	Options Equity Contracts	Total Value at June 30, 2009
Series H (Enhanced Index Series)	$25,852	$—	$25,852
Series O (All Cap Value Series)	—	32,625	32,625
Series Q (Small Cap Value Series)	—	91,277	91,277
Series V (Mid Cap Value Series)	—	418,345	418,345
Series Z (Alpha Opportunity Series)	129,773	—	129,773

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Financial Statements. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of June 30, 2009:

Location on the Statements of Operations

Derivative Investments Type	Location of Gain (Loss) on Derivatives
Futures - equity contracts	Net realized gain (loss) on futures contracts and options written
Options - equity contracts	Change in net unrealized appreciation (depreciation) on futures contracts and options written

Notes to Financial Statements

June 30, 2009 (unaudited)

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of June 30, 2009:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations

Fund	Futures Equity Contracts	Options Equity Contracts	Total Value at June 30, 2009
Series A (Equity Series)	$—	$7,098	$7,098
Series B (Large Cap Value Series)	—	22,775	22,775
Series H (Enhanced Index Series)	83,287	—	83,287
Series O (All Cap Value Series)	—	45,995	45,995
Series Q (Small Cap Value Series)	—	7,938	7,938
Series V (Mid Cap Value Series)	—	1,682,343	1,682,343
Series Z (Alpha Opportunity Series)	278,609	—	278,609

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations

Fund	Futures Equity Contracts	Options Equity Contracts	Total Value at June 30, 2009
Series A (Equity Series)	$—	$—	$—
Series B (Large Cap Value Series)	—	—	—
Series H (Enhanced Index Series)	(44,049)	—	(44,049)
Series O (All Cap Value Series)	—	(33,771)	(33,771)
Series Q (Small Cap Value Series)	—	70,456	70,456
Series V (Mid Cap Value Series)	—	(282,556)	(282,556)
Series Z (Alpha Opportunity Series)	(202,448)	—	(202,448)

Notes to Financial Statements

June 30, 2009 (unaudited)

9. Fair Value of Financial Instruments

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value requirements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

The three levels of fair value hierarchy under FAS 157 are listed below:

Level 1	-

quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2	-

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3	-	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt and certain derivatives.

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk association with investing in those securities.

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management has evaluated the impact of the adoption of FAS 157-4 on the Funds’ and has determined that there will be no impact to the financial statement disclosures.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy as of June 30, 2009. These assets are measured on a recurring basis.

Notes to Financial Statements

June 30, 2009 (unaudited)

Description	Total	LEVEL 1 quoted prices in active markets for identical assets	LEVEL 2 significant other observable inputs	LEVEL 3 significant observable inputs
SBL Fund:
Series A (Equity Series)
Common Stocks	$154,430,092	$154,430,092	$—	$—
Repurchase Agreements	3,348,000	—	3,348,000	—

Total	157,778,092	154,430,092	3,348,000	—

Series B (Large Cap Value Series)
Common Stocks	235,330,972	235,330,972	—	—
Commercial Paper	3,999,916	—	3,999,916	—

Total	239,330,888	235,330,972	3,999,916	—

Series C (Money Market Series)
Federal Agency Securities	505,284	—	505,284	—
U.S. Government Sponsored Agency Bonds & Notes	133,915,483	—	133,915,483	—
Commercial Paper	82,649,814	—	82,649,814

Total	217,070,581	—	217,070,581	—

Series D (Global Series)
Common Stocks	246,990,750	246,990,750	—	—
Short Term Investments	3,896,587	—	3,896,587	—

Total	250,887,337	246,990,750	3,896,587	—

Series E (U.S. Intermediate Bond Series)
Corporate Bond	49,368,065	—	49,368,065	—
Preferred Stock	211,375	—	—	211,375
Mortgage Backed Securities	3,900,869	—	3,900,869	—
Asset Backed Securities	491,214	—	491,214	—
U.S. Government Sponsored Agency Bonds & Notes	20,428,241	—	20,428,241	—
U.S. Government Securities	28,487,679	7,578,225	20,909,454	—
Commercial Paper	3,000,000	—	3,000,000	—
Repurchase Agreements	6,611,000	—	6,611,000	—

Total	112,498,443	7,578,225	104,708,843	211,375

Series H (Enhanced Index Series)
Common Stocks	39,728,094	39,728,094	—	—
Preferred Stock	88,487	88,487	—	—
U.S. Government Securities	149,850	—	149,850	—
Futures Contracts	25,852	25,852	—	—

Total	39,992,283	39,842,433	149,850	—

Series J (Mid Cap Growth Series)
Common Stocks	128,612,693	128,612,693	—	—
Warrants	2,843	—	2,843	—
Repurchase Agreement	8,941,000	—	8,941,000	—

Total	137,556,536	128,612,693	8,943,843	—

Notes to Financial Statements

June 30, 2009 (unaudited)

Description	Total	LEVEL 1 quoted prices in active markets for identical assets	LEVEL 2 significant other observable inputs	LEVEL 3 significant observable inputs
Series N (Managed Asset Allocation Series)
ASSETS:
Common Stocks	$38,344,428	$38,344,391	$37	$—
Foreign Stocks	9,182,319	9,157,921	24,398	—
Preferred Stock	1,407	1,407	—	—
Warrants	44	—	44	—
Corporate Bond	9,254,469	—	9,254,469	—
Foreign Bond	112,477	—	112,477	—
Foreign Government Bond	116,688	—	116,688	—
Municipal Bond	510,332	—	510,332	—
Mortgage Backed Securities	10,262,844	—	10,262,844
Asset Backed Securities	1,049,276	—	1,049,276	—
U.S. Government Sponsored Agency Bonds & Notes	10,811	—	10,811	—
U.S. Government Securities	2,511,242	—	2,511,242	—
Short Term Investments	1,959,035	—	1,959,035	—

Total	73,315,372	47,503,719	25,811,653	—

Series O (All Cap Value Series)
ASSETS:
Common Stocks	142,061,193	142,061,193	—	—
LIABILITIES:
Written Options (net of premiums received)	11,450	11,450	—	—
Series P (High Yield Series)
ASSETS:
Common Stocks	25,408	20,297	—	5,111
Preferred Stock	234,130	234,130	—	—
Convertible Bonds	1,490,219	—	1,490,219	—
Corporate Bond	101,773,010	—	101,661,760	111,250
Senior Floating Rate Interests	3,580,998	—	3,580,998	—
Foreign Bond	85,600	—	85,600	—
Foreign Government Bond	371,683	—	371,683	—

Total	107,561,048	254,427	107,190,260	116,361

Series Q (Small Cap Value Series)
ASSETS:
Common Stocks	97,390,414	97,390,414	—	—
Repurchase Agreements	3,045,653	—	3,045,653	—

Total	100,436,067	97,390,414	3,045,653	—

LIABILITIES:
Written Options (net of premiums received)	70,456	70,456	—	—
Series V (Mid Cap Value Series)
ASSETS:
Common Stocks	248,045,936	248,045,936	—	—
Warrants	2,932	—	2,932	—
Convertible Bonds	3,216,790	—	3,216,790	—
Commercial Paper	8,499,907	—	8,499,907	—

Total	259,765,565	248,045,936	11,719,629	—

LIABILITIES:
Options (net of premiums received)	487,803	487,803	—	—
Series X (Small Cap Growth Series)
ASSETS:
Common Stocks	29,867,999	29,867,999	—	—

Notes to Financial Statements

June 30, 2009 (unaudited)

Description	Total	LEVEL 1 quoted prices in active markets for identical assets	LEVEL 2 significant other observable inputs	LEVEL 3 significant observable inputs
Series Y (Select 25 Series)
ASSETS:
Common Stocks	32,177,610	32,177,610	—	—
Series Z (Alpha Opportunity Series)
ASSETS:
Common Stocks	$16,436,423	$16,436,423	—	—
Foreign Stocks	2,129,296	2,129,296	—	—
U.S. Government Sponsored Agency Bonds & Notes	4,499,810	—	4,499,810	—
Short Term Investments	850,187	—	850,187	—
Repurchase Agreement	1,364,857	—	1,364,857	—
Futures Contracts	(129,773)	(129,773)	—	—

Total	25,150,800	18,435,946	6,714,854	—

LIABILITIES:
Common Stocks (sold short)	(4,253,187)	(326,290)	—	(3,926,897)
Foreign Stocks (sold short)	(3,859,758)	—	—	(3,859,758)

Total	(8,112,945)	(326,290)	—	(7,786,655)

Notes to Financial Statements

June 30, 2009 (unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	LEVEL 3 - Fair value measurement using significant unobservable inputs
	Securities	Derivatives	Total
Series E (U.S. Intermediate Bond Series)
ASSETS:
Beginning Balance	$90,205	$—	$90,205
Total realized gains or losses included in earnings	—	—	—
Total unrealized gains or losses included in earnings	121,170	—	121,170
Purchases, sales, issuances, and settlements (net)	—	—	—
Transfers in and/or out of Level 3	—	—	—

Ending Balance	$211,375	$—	$211,375

Series N (Managed Asset Allocation Series)
ASSETS:
Beginning Balance	$30,793	$—	$30,793
Total realized gains or losses included in earnings	—	—	—
Total unrealized gains or losses included in earnings	14,207	—	14,207
Purchases, sales, issuances, and settlements (net)	—	—	—
Transfers in and/or out of Level 3	(45,000)	—	(45,000)

Ending Balance	$—	$—	$—

Series P (High Yield Series)
ASSETS:
Beginning Balance	$450,303	$—	$450,303
Total realized gains or losses included in earnings	—	—	—
Total unrealized gains or losses included in earnings	(923,488)	—	(923,488)
Purchases, sales, issuances, and settlements (net)	(35,928)	—	(35,928)
Transfers in and/or out of Level 3	625,474	—	625,474

Ending Balance	$116,361	$—	$116,361

Series Z (Alpha Opportunity Series)
LIABILITIES:
Beginning Balance	$7,786,655	$—	$7,786,655
Total realized gains or losses included in earnings	—	—	—
Total unrealized gains or losses included in earnings	—	—	—
Purchases, sales, issuances, and settlements (net)	—	—	—
Transfers in and/or out of Level 3	—	—	—

Ending Balance	$7,786,655	$—	$7,786,655

Notes to Financial Statements

June 30, 2009 (unaudited)

10. Federal Tax Matters (continued)

At December 31, 2008, the following Series had capital loss carryovers and deferred post-October losses to offset future realized capital gains as follows:

	Capital Loss Carryover Utilized in 2008	Capital Loss Carryovers Expired in 2008	Capital Loss Carryovers	Expires In	Deferred Post-October Losses
Series A	$—	$—	$23,906,984	2016	$3,888,079

Series B	$—	$41,927,496	$—	2008	4,527,784
	—	—	5,057,813	2009
	—	—	87,172,720	2010
	—	—	26,620,854	2011
	—	—	29,474,335	2016

	$—	$41,927,496	$148,325,722

Series D	$—	$—	$57,035,385	2016	41,754,741

Series E	$—	$9,322,945	$—	2008
	—	—	719,015	2010	2,493,881
	—	—	350,320	2012
	—	—	2,731,334	2014
	—	—	838,194	2015
	—	—	937,378	2016

	$—	$9,322,945	$5,576,241

Series H	$—	$—	$7,974,428	2016	4,360,510

Series J	$—	$—	$48,891,509	2016	19,684,193

Series N	$—	$—	$2,648,702	2016	1,767,696

Series O	$—	$—	$17,818,296	2016	484,428

Series P	$—	$—	$1,169,629	2016	—

Series Q	$—	$—	$—		114

Series V	$—	$—	$—		412,943

Series X	$—	$—	$7,184,628	2010	15,139,901
	—	—	11,654,235	2016

	$—	$—	$18,838,863

Series Y	$—	$—	$9,340,921	2009	545,503
	—	—	9,284,391	2010
	—	—	6,092,310	2011
	—	—	338,147	2012
	—	—	9,012,784	2016

	$—	$—	$34,068,553

Series Z	$—	$—	$10,774,584	2016	2,139,899

Notes to Financial Statements

June 30, 2009 (unaudited)

10. Federal Tax Matters (continued)

The Fund declared ordinary and long-term capital gain consent dividends for the year ended December 31, 2008, as shown below.

	Ordinary Consent Dividends	Long-term Capital Gain Consent Dividends
Series A	$1,665,710	$—
Series B	4,509,471	—
Series C	4,249,459	—
Series D	7,455,215	—
Series E	5,570,363	—
Series H	994,450	—
Series N	1,986,236	—
Series O	4,037,889	—
Series P	8,243,554	—
Series Q	684,695	2,747,162
Series V	3,755,588	18,875,628
Series Y	71,213	—

Short term distributions are treated as ordinary distributions for federal income tax purposes.

As of December 31, 2008, the components of distributable earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Gain	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Distributable Earnings (Deficit)
Series A	$1,665,710	$—	$(27,795,063)	$(60,904,364)	$(87,033,717)
Series B	4,509,471	—	(152,853,505)	(71,692,464)	(220,036,498)
Series C	4,249,459	—	—	183,442	4,432,901
Series D	7,455,215	—	(98,790,126)	(26,799,955)	(118,134,866)
Series E	5,570,363	—	(8,070,122)	(17,167,807)	(19,667,566)
Series H	994,450	—	(12,334,938)	(14,268,694)	(25,609,182)
Series J	—	—	(68,575,702)	(38,806,358)	(107,382,060)
Series N	1,986,236	—	(4,416,398)	(20,696,896)	(23,127,058)
Series O	4,037,889	—	(18,302,724)	(60,057,793)	(74,322,628)
Series P	8,243,554	—	(1,169,630)	(44,576,829)	(37,502,905)
Series Q	684,695	2,741,903	(114)	(38,398,699)	(34,972,215)
Series V	3,755,588	18,875,628	(412,943)	(110,850,048)	(88,631,775)
Series X	—	—	(33,978,763)	1,147,287	(32,831,476)
Series Y	71,213	—	(34,614,056)	(11,887,876)	(46,430,719)
Series Z	—	—	(12,914,483)	(4,894,336)	(17,808,819)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization of unrealized gains for tax purposes on futures contracts, differing book and tax methods for bond discount/premium amortization, and passive foreign investment companies.

Notes to Financial Statements

June 30, 2009 (unaudited)

11. Series Z

Series Z – Alpha Opportunity Series (“Series Z”) contracted with Lehman Brothers International Europe (“LBIE”) to provide prime brokerage services related to Series Z’s short selling. On September 15, 2008, LBIE was placed into administration and a third party administrator has been named (the “Administrator”). Series Z’s exposure to LBIE consists of short sale proceeds held by LBIE, and restricted long positions held at Series Z’s custodian, as collateral for said short sales. Series Z has delivered a Notice of Termination of Loans to LBIE and the Administrator. Series Z is working to resolve these issues with LBIE and the Administrator. As of June 30, 2009, included in the statement of net assets are the value of restricted long positions of $7,154,355, restricted cash representing the value of short sale proceeds of $4,297,041 and liabilities for short sales of $7,786,655 representing the value of securities sold short at the date of termination. Until such time as the liability for short sales is settled and all restrictions are removed, Series Z cannot sell such restricted long positions and/or utilize the restricted cash balances to achieve Series Z’s investment objectives and/or meet Series Z’s redemption or other obligations. The liability for short sales recorded at June 30, 2009 may differ from the amounts ultimately due at settlement due to the inherent uncertainties in any such estimation process, including various challenges which could be made in the bankruptcy proceedings. Such differences, if any, will be reported in future periods when additional information is provided by the Administrator and the differences may be material.

12. Other Liabilities

Series A – Equity Series (“Series A”) and Series V – Mid Cap Value Series (“Series V”) each wrote put option contracts through Lehman Brothers, Inc., (“Lehman”) that were exercised prior to the option contracts expiration and prior to the bankruptcy filing by Lehman, during September 2008. However, these transactions have not settled and the securities have not been delivered to Series A or Series V as of June 30, 2009.

Although the ultimate resolution of these transactions is uncertain, Series A and Series V have recorded a liability on their respective books equal to the difference between the strike price on the put options and the market prices of the underlying security on the exercise date. The amount of liability recorded by Series A and Series V as of June 30, 2009 was $18,615 for Series A and $205,716 for Series V. Any differences will be reported in future periods when transactions have settled.

13. Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through August 26, 2009, the date the financial statements were available to be issued.

Directors (unaudited)

The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Year Elected***	Principal Occupation(s) During Past 5 Years
Donald A. Chubb, Jr.**	Business Broker - Griffith & Blair Realtors
(12-14-46)	Director - Jayhawk Area Boy Scouts Council
1994

Harry W. Craig, Jr.**	Chairman, CEO, Secretary & Director - The Martin Tractor Company, Inc.
(05-11-39)	Director - Stormont-Vail Corporation
2004	Director - Concerned Citizens for Topeka
Director - Oscar S. Stauffer Executive in Residence

Jerry B. Farley**	President - Washburn University
(09-20-46)	President - J&J Bonanza
2005

Penny A. Lumpkin**	Partner - Vivian’s Gift Shop (Corporate Retail)
(08-20-39)	Vice President - Palmer Companies, Inc. (Small Business and Shopping
1993	Center Development)
Vice President - PLB (Real Estate Equipment Leasing)
Vice President - Town Crier (Retail)
Prior to 2002:
Vice President - Bellaire Shopping Center (Managing and Leasing)
Partner - Goodwin Enterprises (Retail)

Maynard F. Oliverius**	President & Chief Executive Officer - Stormont-Vail HealthCare
(12-18-43)	Director - VHA Mid-America
1998	Director - Go Topeka

Richard M. Goldman*	Senior Vice President - Security Benefit Corporation
(03-04-61)	President – Security Investors, LLC
2008 (President, Director &	Director – Security Distributors, Inc.
Chairman of the Board)	Director – First Security Benefit Life Insurance and Annuity Company of New York
President & Manager – Security Global Investors, LLC
President – Security Investments Corporation
Managing Member – RM Goldman Partners, LLC
President & CEO – ForstmannLeff
Managing Director – Head of the Americas Institutional Business, Deutsch Asset Management

*	This director is deemed to be an “interested person” of the Funds under the Investment Company Act of 1940, as amended, by reason of his position with the Fund’s Investment Manager and/or the parent of the Investment Manager.

**	These directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting function for the Funds.

***	Each director oversees 31 Rydex|SGI Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

Officers (unaudited)

The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Title-Year Elected	Principal Occupation(s) During Past 5 Years
Mark P. Bronzo (11-01-60) Vice President - 2008	Portfolio Manager, Security Investors, LLC Managing Director & Chief Compliance Officer, Nationwide Separate Accounts LLC

Christina Fletcher (07-25-72) Vice President - 2005	Vice President & Portfolio Manager - Security Investors, LLC Credit Analyst/Portfolio Manager - Horizon Cash Management Senior Money Market Trader - Scudder Investments

Brenda M. Harwood (11-03-63) Chief Compliance Officer - 2004 Treasurer - 1988

Vice President, Chief Compliance Officer & Treasurer - Security Global Investors, LLC

Assistant Vice President - Security Benefit Life Insurance Company

Vice President, Assistant Treasurer & Director - Security Distributors, Inc.

Amy J. Lee (06-05-61) Secretary - 1987

Secretary - Security Investors, LLC

Secretary & Chief Compliance Officer - Security Distributors, Inc.

Vice President, Associate General Counsel & Assistant Secretary - Security Benefit Corporation & Security Benefit Life Insurance Company

Director - Brecek & Young Advisors, Inc.

Mark Mitchell (08-24-64) Vice President - 2003	Vice President & Portfolio Manager - Security Investors, LLC Vice President & Portfolio Manager - Security Benefit Life Insurance Company

Joseph C. O’Connor (07-15-60) Vice President - 2008	Portfolio Manager, Security Investors, LLC Managing Director, Nationwide Separate Accounts LLC

Christopher Phalen (11-09-70) Vice President - 2002

Vice President & Head of Fixed Income - Security Global Investors, LLC

Assistant Vice President & Head of Fixed Income - Security Benefit Life Insurance Company

Vice President & Portfolio Manager - Security Investors, LLC

Vice President & Portfolio Manager - Security Benefit Life Insurance Company

Daniel W. Portanova (10-02-60) Vice President - 2008	Portfolio Manager, Security Investors, LLC Managing Director, Nationwide Separate Accounts LLC

James P. Schier (12-28-57) Vice President - 1998	Vice President & Senior Portfolio Manager - Security Investors, LLC Vice President & Senior Portfolio Manager - Security Benefit Life Insurance Company

Christopher D. Swickard (10-09-65) Assistant Secretary - 1996

Assistant Secretary - Security Investors, LLC

Second Vice President & Assistant General Counsel - Security Benefit Corporation & Security Benefit Life Insurance Company

Assistant Secretary-Security Distributors, Inc.

David G. Toussaint (10-10-66) Vice President - 2001	Vice President & Portfolio Manager - Security Investors, LLC Assistant Vice President & Portfolio Manager - Security Benefit Life Insurance Company

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

This page left blank intentionally.

This page left blank intentionally.

Other Information

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of the Fund are available on their website, www.securitybenefit.com and www.rydex-sgi.com or by calling 1-800-888-2461.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2009 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1-800-888-2461.

SECURITY BENEFIT®	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 485

One Security Benefit Place • Topeka, Kansas 66636-0001 • securitybenefit.com

Security Distributors, Inc.

Rydex | SGI Equity Fund

•	All Cap Value Series

•	Alpha Opportunity Series

•	Equity Series

•	Global Series

•	Global Institutional Series

•	Mid Cap Value Series

•	Mid Cap Value Institutional Series

•	Select 25 Series

•	Small Cap Growth Series

•	Small Cap Value Series

Rydex | SGI Large Cap Value Fund

•	Large Cap Value Institutional Series

Rydex | SGI Mid Cap Growth Fund

Rydex | SGI Income Fund

•	High Yield Series

•	U.S. Intermediate Bond Series

Security Cash Fund

Fund Officers and Directors

Directors

Donald A. Chubb, Jr.

Harry W. Craig, Jr.

Jerry B. Farley

Penny A. Lumpkin

Maynard F. Oliverius

Richard M. Goldman

Officers

Richard M. Goldman, President

Mark P. Bronzo, Vice President

Christina Fletcher, Vice President

Mark Mitchell, Vice President

Joseph C. O’Connor, Vice President

Christopher Phalen, Vice President

Daniel W. Portanova, Vice President

James P. Schier, Vice President

David G. Toussaint, Vice President

Amy J. Lee, Secretary

Christopher D. Swickard, Assistant Secretary

Brenda M. Harwood, Chief Compliance Officer & Treasurer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

SDI 425	46-04259-00	2009/06/30

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 10.	Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.	Exhibits.

(a)	(1)	Not required at this time.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SBL FUND

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	September 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	September 4, 2009

By:	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date:	September 4, 2009